     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 9, 2001

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                 REGISTRATION FILE NO. 333-71763
                                                                        811-4460

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                            ------------------------

                                    FORM S-6

                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933


                       POST-EFFECTIVE AMENDMENT NUMBER 3


                            ------------------------

                PROVIDENT MUTUAL VARIABLE LIFE SEPARATE ACCOUNT
                             (EXACT NAME OF TRUST)

                    PROVIDENT MUTUAL LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                          1000 CHESTERBROOK BOULEVARD
                           BERWYN, PENNSYLVANIA 19312
         (COMPLETE ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (302) 407-0717



            JAMES BERNSTEIN, ESQ.                                COPY TO:
   PROVIDENT MUTUAL LIFE INSURANCE COMPANY                 STEPHEN E. ROTH, ESQ.
         1000 CHESTERBROOK BOULEVARD                  SUTHERLAND ASBILL & BRENNAN LLP
         BERWYN, PENNSYLVANIA 19312                   1275 PENNSYLVANIA AVENUE, N.W.
   (NAME AND COMPLETE ADDRESS OF AGENT FOR               WASHINGTON, DC 20004-2415
                  SERVICE)


     It is proposed that this filing will become effective (check appropriate box):

           [ ] Immediately upon filing pursuant to paragraph (b) of Rule 485.

           [X] On April 9, 2001 pursuant to paragraph (b) of Rule 485.


           [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

           [ ] On                pursuant to paragraph (a)(1) of Rule 485.

                            ------------------------

                     Title of Securities Being Registered:

  Interests in Individual Flexible Premium Adjustable Variable Life Insurance
                                    Policies

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                     PROVIDENT MUTUAL LIFE INSURANCE COMPANY
                 PROVIDENT MUTUAL VARIABLE LIFE SEPARATE ACCOUNT

                         SUPPLEMENT DATED APRIL 9, 2001
                                     TO THE
                          PROSPECTUS DATED MAY 1, 2000


This supplement describes new optional long-term care riders available on your Policy, and certain changes to the Accelerated Death Benefit Rider for Policies issued on or after April 9, 2001.

NEW LONG-TERM CARE RIDERS

We offer the following three new optional supplemental benefit riders:

    -    Long-Term Care Acceleration Benefit Rider ("LTC Acceleration Rider")

    -    Long-Term Care Waiver Benefit Rider ("LTC Waiver Rider")

    -    Long-Term Care Extended Insurance Benefit Rider ("LTC Extended Rider")


If you elect to add the LTC Acceleration Rider to your Policy, you MUST also add the LTC Waiver Rider, while you MAY also add the LTC Extended Rider. You cannot elect to add either the LTC Waiver Rider or the LTC Extended Rider alone.


The riders have conditions that may affect other rights and benefits that you have under the Policy. For example, we restrict your ability to allocate premiums and policy account value to the Separate Account while benefits are being paid. In addition, each rider imposes a separate monthly charge that will be deducted from your policy account value as part of the monthly deduction.

Availability and benefits for each of these riders may vary by state. Our rules and procedures govern eligibility for the riders, or any changes to these benefits.

These riders may not cover all of the long-term care expenses incurred by the insured during the period of coverage. Each rider contains specific details that you should review before adding the rider to your Policy.

LONG-TERM CARE ACCELERATION BENEFIT RIDER

Operation of the Long-Term Care Acceleration Benefit Rider. The LTC Acceleration Rider provides for periodic payments to you of a portion of the death benefit if the insured becomes "chronically ill" so that the insured:

         (1) is unable to perform at least 2 activities of daily living without substantial human assistance for a period of at least 90 days due to a loss of functional capacity, or

         (2) requires substantial supervision to protect the insured from threats to health and safety due to his or her own severe cognitive impairment.

Benefits under this rider will not begin until we receive proof that the insured is chronically ill and 90 calendar days have elapsed since receiving "qualified long-term care service" as defined in the rider, while the Policy was in force (the "elimination period"). You must continue to submit periodic evidence of the insured's continued eligibility for rider benefits.

We determine a maximum amount of death benefit that we will pay for each month of qualification. This amount, called the "Maximum Monthly Benefit," is the acceleration death benefit, as defined in the rider, divided by the minimum months of acceleration benefits stated in the policy schedule. The actual amount of any benefit is based on the expense incurred by the insured, up to the Maximum Monthly Benefit, for each day of qualified long-term care service in a calendar month. Certain types of expenses may be limited to a stated percentage of the Maximum Monthly Benefit. Expenses incurred during the elimination period, however, are excluded from any determination of a benefit.

Each benefit payment reduces the remaining death benefit under your Policy, and causes a proportionate reduction in your face amount, policy account value, and surrender charge. If you have a policy loan, we will use a portion of each benefit to repay indebtedness. We will recalculate the Maximum Monthly Benefit if you make a partial withdrawal of policy account value, and for other events described in the rider.

Restrictions on Other Rights and Benefits. Before we begin paying any benefits, we will transfer all policy account value from the Separate Account to the Guaranteed Account. In addition, you will not be permitted to transfer policy account value or allocate any additional premiums to the Separate Account while rider benefits are being paid. Your participation in any of the automatic investment plans (such as dollar cost averaging) will also be suspended during this period. If the death benefit on your Policy is Option B, we will change it to Option A.

If the insured no longer qualifies for rider benefits, is not chronically ill, and your Policy remains in force, you will be permitted to allocate new premiums or transfer existing policy account value to the Separate Account, and to change your death benefit option. We will waive restrictions on transfers from the Guaranteed Account to the Separate Account in connection with such transfers.

Charges for the Rider. The LTC Acceleration Rider imposes a monthly charge on the net amount at risk under the Policy. This charge is at a rate that varies based on the age and sex of the insured, and increases annually as the insured ages. We may increase the rates for this charge on a class basis. Once we begin to pay benefits, the LTC Acceleration Rider waives this charge until the insured no longer qualifies for rider benefits and is not chronically ill.

Termination of the Rider. The rider will terminate when the acceleration death benefit is zero, the Policy terminates, or you request to terminate the rider.

LONG-TERM CARE WAIVER BENEFIT RIDER

Operation of the Long-Term Care Waiver Benefit Rider. After the elimination period noted above, the LTC Waiver Rider provides for the payment of monthly premiums (equal on an annual basis to the minimum annual premium specified on the policy schedule) up to the date specified in the policy schedule, and the waiver of monthly deductions after that date. This rider also provides a residual death benefit. The LTC Waiver Rider is nonseverable from the LTC Acceleration Rider.

Charges for the Rider. The LTC Waiver Rider imposes a monthly charge on the net amount at risk under the Policy. This charge is at a rate that varies based on the age and sex of the insured, and increases annually as the insured ages.

Termination of the Rider. The LTC Waiver Rider will terminate when the Policy terminates (other than as a result of the complete payment of the death benefit through acceleration payments under the LTC Acceleration Rider), the LTC Acceleration Rider terminates (other than as a result of the complete payment of the death benefit through acceleration payments), or on the policy anniversary when the insured's attained age is 100.


LONG-TERM CARE EXTENDED INSURANCE BENEFIT RIDER

Operation of the Long-Term Care Extended Insurance Benefit Rider. Following the full payment of the acceleration death benefit provided under the LTC Acceleration Rider, the LTC Extended Rider provides for periodic reimbursements of expenses incurred for qualified long-term care services, as defined in the rider. There is no new elimination period under this rider if benefits are continuous. You must continue to submit periodic evidence of the insured's eligibility for rider benefits.

We determine a maximum amount of benefit that we will pay for each month of qualification. This amount, called the "Maximum Monthly Benefit" is the rider coverage amount divided by the minimum months of acceleration benefits shown on your policy schedule. The actual amount of any benefit is based on the expense incurred by the insured, up to the Maximum Monthly Benefit, for each day of qualified long-term care service in a calendar month. Certain types of expenses may be limited to a stated percentage of the Maximum Monthly Benefit. The LTC Extended Rider also offers an optional nonforfeiture benefit and an optional inflation benefit.

Charges for the Rider. The LTC Extended Rider imposes a monthly charge on the coverage amount of the rider. This charge is level for the duration of the rider and based on the age of the insured when the rider is issued. If you increase the rider coverage amount, a new charge based on the age of the insured at that time will apply to the increase. We may increase the rates for this charge on a class basis. Once we begin to pay benefits under the LTC Acceleration Rider, we waive this charge until the insured no longer qualifies for benefits under the LTC Acceleration Rider or the LTC Extended Rider and is not chronically ill.

Termination of the Rider. The LTC Extended Rider will terminate when benefits under the rider have been fully paid, when the Policy terminates (other than as a result of the complete payment of the death benefit through acceleration payments under the LTC Acceleration Rider), the LTC Acceleration Rider terminates (other than as a result of the complete payment of the death benefit through acceleration payments), or you request to terminate the rider.


TAX CONSEQUENCES ASSOCIATED WITH THE LONG-TERM CARE RIDERS

We believe that benefits payable under the LTC Acceleration Rider and the LTC Extended Rider should be excludable from gross income under the Internal Revenue Code (the "Code"). The exclusion of these benefit payments from taxable income, however, is contingent on each rider meeting specific requirements under the Code. While guidance is limited, we believe that the LTC Acceleration and the LTC Extended Riders should each satisfy these requirements.

In certain states, however, we may also offer long term care riders that do not satisfy the requirements of the Code to be treated as qualified long-term care ("nonqualifying long-term care riders"). Because the federal tax consequences associated with benefits paid under nonqualifying long-term care riders are unclear, you should consult a tax adviser regarding the tax implications of adding nonqualifying long-term care riders to your Policy. We will advise you whether we intend for your rider to be nonqualifying.


You will be deemed to have received a distribution for tax purposes each time a deduction is made from your policy account value to pay charges for the LTC Acceleration Rider, the LTC Extended Rider, or any nonqualifying long-term care rider. The distribution will generally be taxed in the same manner as any other distribution under the Policy. See "Federal Tax Considerations" in the Prospectus for a discussion of the taxation of distributions. In addition, the implications to your Policy's continued qualification as a life insurance contract for federal tax purposes due to any reductions in death benefits under your Policy resulting from a benefit payment under the LTC Acceleration Rider or a nonqualifying long-term care rider are unclear and a tax advisor should be consulted.



You should consult a tax adviser before adding the LTC Acceleration Rider, the LTC Extended Rider, or nonqualifying long-term care riders to your Policy.



CHANGES TO THE ACCELERATED DEATH BENEFIT RIDER

For Policies issued on or after April 9, 2001, the Accelerated Death Benefit Rider, if elected, will allow the owner to receive an accelerated payment of part of the death benefit only when the insured develops a non-correctable medical condition that is expected to result in the insured's death within 12 months. Permanent confinement of the insured to a nursing care facility does not entitle the owner to an accelerated death benefit under this rider for Policies issued on or after April 9, 2001.

                                      * * *

This supplement should be retained with the Prospectus for future reference. If you have any questions, please contact (800) 688-5177 or your registered representative.

This post-effective amendment to the registration statement incorporates by reference the prospectus, dated May 1, 2000, filed in Post-Effective Amendment No. 1 to the Registration Statement on Form S-6 (File No. 333-71763), filed on April 25, 2000.

                              FINANCIAL STATEMENTS

The financial statements of PMLIC included herein should be distinguished from the financial statements of the Separate Accounts and should be considered only as bearing upon the ability of PMLIC to meet its obligations under the Policies.

                         INDEX TO FINANCIAL STATEMENTS

Provident Mutual Variable Life Separate Account
     Report of Independent Accountants......................    F-2
     Statements of Assets and Liabilities, December 31,
      2000..................................................    F-3
     Statements of Operations for the Years Ended December
      31, 2000, 1999 and 1998...............................   F-10
     Statements of Changes in Net Assets for the Years Ended
      December 31, 2000, 1999, and 1998.....................   F-29
     Notes to Financial Statements..........................   F-48
Provident Mutual Life Insurance Company and Subsidiaries
     Report of Independent Accountants......................  F-109
     Consolidated Statements of Financial Condition,
      December 31, 2000 and 1999............................  F-110
     Consolidated Statements of Operations for the Years
      Ended December 31, 2000, 1999 and 1998................  F-111
     Consolidated Statements of Equity for the Years Ended
      December 31, 2000, 1999 and 1998......................  F-112
     Consolidated Statements of Cash Flows for the Years
      Ended December 31, 2000, 1999 and 1998................  F-113
     Notes to Consolidated Financial Statements.............  F-114

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Report of Independent Accountants

--------------------------------------------------------------------------------

To the Policyholders and
  Board of Directors of
Provident Mutual Life Insurance
  Company:

In our opinion, the accompanying statements of assets and liabilities of the Provident Mutual Variable Life Separate Account (comprising twenty-eight subaccounts, hereafter collectively referred to as the "Separate Account") and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Separate Account at December 31, 2000, and the results of its operations and changes in its net assets for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of the Separate Account; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS LLP

Philadelphia, Pennsylvania
February 28, 2001

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statements of Assets and Liabilities, December 31, 2000

--------------------------------------------------------------------------------

                                                            MONEY                                  AGGRESSIVE
                                             GROWTH        MARKET         BOND         MANAGED       GROWTH      INTERNATIONAL
                                           SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Market Street Fund,
  Inc., at market value:
  Growth Portfolio......................  $207,215,533
  Money Market Portfolio................                 $39,190,829
  Bond Portfolio........................                               $15,621,676
  Managed Portfolio.....................                                             $43,846,667
  Aggressive Growth Portfolio...........                                                           $67,340,759
  International Portfolio...............                                                                          $52,320,314
Dividends receivable....................                     208,245
Receivable from Provident Mutual Life
  Insurance Company.....................                     604,638
                                          ------------   -----------   -----------   -----------   -----------    -----------
Total Assets............................   207,215,533    40,003,712    15,621,676    43,846,667    67,340,759     52,320,314
                                          ------------   -----------   -----------   -----------   -----------    -----------
LIABILITIES
Payable to Provident Mutual Life
  Insurance Company.....................       127,363                      11,442        22,693
                                          ------------   -----------   -----------   -----------   -----------    -----------
NET ASSETS..............................  $207,088,170   $40,003,712   $15,610,234   $43,823,974   $67,340,759    $52,320,314
                                          ============   ===========   ===========   ===========   ===========    ===========
Held for the benefit of policyholders...  $207,065,784   $39,925,228   $15,576,208   $43,626,400   $67,232,415    $52,149,700
Attributable to Provident Mutual Life
  Insurance Company.....................        22,386        78,484        34,026       197,574       108,344        170,614
                                          ------------   -----------   -----------   -----------   -----------    -----------
                                          $207,088,170   $40,003,712   $15,610,234   $43,823,974   $67,340,759    $52,320,314
                                          ============   ===========   ===========   ===========   ===========    ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statements of Assets and Liabilities, December 31, 2000

--------------------------------------------------------------------------------

                                                            ALL PRO       ALL PRO       ALL PRO      ALL PRO
                                                           LARGE CAP     LARGE CAP     SMALL CAP    SMALL CAP     EQUITY 500
                                                            GROWTH         VALUE        GROWTH        VALUE         INDEX
                                                          SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Market Street Fund, Inc., at market
  value:
  All Pro Large Cap Growth Portfolio....................  $25,557,745
  All Pro Large Cap Value Portfolio.....................                $10,913,681
  All Pro Small Cap Growth Portfolio....................                              $34,197,822
  All Pro Small Cap Value Portfolio.....................                                            $9,786,169
  Equity 500 Index Portfolio............................                                                         $195,381,928
                                                          -----------   -----------   -----------   ----------   ------------
NET ASSETS..............................................  $25,557,745   $10,913,681   $34,197,822   $9,786,169   $195,381,928
                                                          ===========   ===========   ===========   ==========   ============
Held for the benefit of policyholders...................  $25,405,336   $10,883,165   $34,190,733   $9,728,475   $195,316,766
Attributable to Provident Mutual Life Insurance
  Company...............................................      152,409        30,516         7,089      57,694          65,162
                                                          -----------   -----------   -----------   ----------   ------------
                                                          $25,557,745   $10,913,681   $34,197,822   $9,786,169   $195,381,928
                                                          ===========   ===========   ===========   ==========   ============

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statement of Assets and Liabilities, December 31, 2000

--------------------------------------------------------------------------------

                                                              ZERO COUPON BOND
                                                                2006 SERIES
                                                                 SUBACCOUNT
------------------------------------------------------------------------------
ASSETS
Investment in the Stripped ("Zero") U.S. Treasury Securities
  Fund, Provident Mutual Series A, at market value:
  2006 Series...............................................    $13,134,529
                                                                -----------
Total Assets................................................     13,134,529
                                                                -----------
LIABILITIES
  Payable to Provident Mutual Life Insurance Company........        132,101
                                                                -----------
NET ASSETS..................................................    $13,002,428
                                                                ===========
Held for the benefit of policyholders.......................    $12,967,705
Attributable to Provident Mutual Life Insurance Company.....         34,723
                                                                -----------
                                                                $13,002,428
                                                                ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statements of Assets and Liabilities, December 31, 2000

--------------------------------------------------------------------------------

                                                           FIDELITY                     FIDELITY                    FIDELITY
                                                           EQUITY-        FIDELITY        HIGH        FIDELITY        ASSET
                                                            INCOME         GROWTH        INCOME       OVERSEAS       MANAGER
                                                          SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Variable Insurance Products Fund, at
  market value:
  Equity-Income Portfolio..............................  $137,365,562
  Growth Portfolio.....................................                 $265,094,618
  High Income Portfolio................................                                $17,710,346
  Overseas Portfolio...................................                                              $56,134,017
Investment in the Variable Insurance Products Fund II,
  at market value:
  Asset Manager Portfolio..............................                                                            $53,492,659
                                                         ------------   ------------   -----------   -----------   -----------
NET ASSETS.............................................  $137,365,562   $265,094,618   $17,710,346   $56,134,017   $53,492,659
                                                         ============   ============   ===========   ===========   ===========
Held for the benefit of policyholders..................  $137,304,013   $265,011,879   $17,681,625   $56,066,695   $53,426,471
Attributable to Provident Mutual Life Insurance
  Company..............................................        61,549         82,739        28,721        67,322        66,188
                                                         ------------   ------------   -----------   -----------   -----------
                                                         $137,365,562   $265,094,618   $17,710,346   $56,134,017   $53,492,659
                                                         ============   ============   ===========   ===========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statements of Assets and Liabilities, December 31, 2000

--------------------------------------------------------------------------------

                                                               FIDELITY                     NEUBERGER       NEUBERGER
                                                              INVESTMENT     FIDELITY     BERMAN LIMITED     BERMAN
                                                              GRADE BOND    CONTRAFUND    MATURITY BOND     PARTNERS
                                                              SUBACCOUNT    SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Variable Insurance Products Fund II, at
  market value:
  Investment Grade Bond Portfolio...........................  $22,921,691
  Contrafund Portfolio......................................                $93,258,952
Investment in the Neuberger Berman Advisers Management
  Trust, at market value:
  Limited Maturity Bond Portfolio...........................                                $8,525,290
  Partners Portfolio........................................                                               $28,645,930
                                                              -----------   -----------     ----------     -----------
NET ASSETS..................................................  $22,921,691   $93,258,952     $8,525,290     $28,645,930
                                                              ===========   ===========     ==========     ===========
Held for the benefit of policyholders.......................  $22,906,690   $93,227,547     $8,501,306     $28,407,670
Attributable to Provident Mutual Life Insurance Company.....      15,001         31,405         23,984         238,260
                                                              -----------   -----------     ----------     -----------
                                                              $22,921,691   $93,258,952     $8,525,290     $28,645,930
                                                              ===========   ===========     ==========     ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statements of Assets and Liabilities, December 31, 2000

--------------------------------------------------------------------------------

                                                                                    VAN ECK       VAN ECK         ALGER
                                                        VAN ECK       VAN ECK      WORLDWIDE     WORLDWIDE       AMERICAN
                                                       WORLDWIDE     WORLDWIDE     EMERGING        REAL           SMALL
                                                          BOND      HARD ASSETS     MARKETS       ESTATE      CAPITALIZATION
                                                       SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Van Eck Worldwide Insurance Trust,
  at market value:
  Van Eck Worldwide Bond Portfolio...................  $5,596,062
  Van Eck Worldwide Hard Assets Portfolio............               $3,760,696
  Van Eck Worldwide Emerging Markets Portfolio.......                             $13,041,363
  Van Eck Worldwide Real Estate Portfolio............                                           $1,323,790
Investment in the Alger American Fund, at market
  value:
  Alger American Small Capitalization Portfolio......                                                          $36,698,020
                                                       ----------   ----------    -----------   ----------     -----------
NET ASSETS...........................................  $5,596,062   $3,760,696    $13,041,363   $1,323,790     $36,698,020
                                                       ==========   ==========    ===========   ==========     ===========
Held for the benefit of policyholders................  $5,571,772   $3,721,893    $13,011,774   $1,287,148     $36,632,901
Attributable to Provident Mutual Life Insurance
  Company............................................     24,290        38,803         29,589       36,642          65,119
                                                       ----------   ----------    -----------   ----------     -----------
                                                       $5,596,062   $3,760,696    $13,041,363   $1,323,790     $36,698,020
                                                       ==========   ==========    ===========   ==========     ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statements of Assets and Liabilities, December 31, 2000

--------------------------------------------------------------------------------

                                                                  STRONG         STRONG
                                                                 MID-CAP       OPPORTUNITY
                                                              GROWTH FUND II     FUND II
                                                                SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------
ASSETS
Investment in the Strong Variable Insurance Funds, Inc., at
  market value:
  Strong Mid Cap Growth Fund II.............................    $5,917,949
Investment in the Strong Opportunity Fund II, Inc., at
  market value:
  Strong Opportunity Fund II................................                   $1,688,509
                                                                ----------     ----------
NET ASSETS..................................................    $5,917,949     $1,688,509
                                                                ==========     ==========
Held for the benefit of policyholders.......................    $5,907,223     $1,665,282
Attributable to Provident Mutual Life Insurance Company.....        10,726         23,227
                                                                ----------     ----------
                                                                $5,917,949     $1,688,509
                                                                ==========     ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statements of Operations for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                            MONEY                                 AGGRESSIVE
                                              GROWTH        MARKET        BOND        MANAGED       GROWTH      INTERNATIONAL
                                            SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends.................................  $ 3,103,302   $2,397,365   $ 875,572    $ 1,444,529   $ 1,190,607    $ 1,378,416
EXPENSES
Mortality and expense risks...............    1,298,099     281,934       98,857        279,129       360,962        353,516
Operating expense reimbursement...........      (32,698)     (1,754)      (2,901)
                                            -----------   ----------   ----------   -----------   -----------    -----------
Total expenses............................    1,265,401     280,180       95,956        279,129       360,962        353,516
                                            -----------   ----------   ----------   -----------   -----------    -----------
Net investment income.....................    1,837,901   2,117,185      779,616      1,165,400       829,645      1,024,900
                                            -----------   ----------   ----------   -----------   -----------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain distributions reinvested....   13,859,576                               2,193,962     2,489,984      5,468,188
Net realized gain from redemption of
  investment shares.......................    8,444,696                   75,031      1,257,138     1,783,250        936,021
                                            -----------   ----------   ----------   -----------   -----------    -----------
Net realized gain on investments..........   22,304,272                   75,031      3,451,100     4,273,234      6,404,209
                                            -----------   ----------   ----------   -----------   -----------    -----------
Net unrealized appreciation (depreciation)
  of investments:
  Beginning of year.......................   36,701,349                  (64,965)     5,401,466     6,812,200     12,279,992
  End of year.............................   29,874,071                  367,008      4,130,462    17,994,836      3,076,995
                                            -----------   ----------   ----------   -----------   -----------    -----------
Net unrealized (depreciation) appreciation
  of investments during the year..........   (6,827,278)                 431,973     (1,271,004)   11,182,636     (9,202,997)
                                            -----------   ----------   ----------   -----------   -----------    -----------
Net realized and unrealized gain (loss) on
  investments.............................   15,476,994                  507,004      2,180,096    15,455,870     (2,798,788)
                                            -----------   ----------   ----------   -----------   -----------    -----------
Net increase (decrease) in net assets
  resulting from operations...............  $17,314,895   $2,117,185   $1,286,620   $ 3,345,496   $16,285,515    $(1,773,888)
                                            ===========   ==========   ==========   ===========   ===========    ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statements of Operations for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                         ALL PRO      ALL PRO       ALL PRO       ALL PRO       **EQUITY
                                                        LARGE CAP    LARGE CAP     SMALL CAP     SMALL CAP        500
                                                         GROWTH        VALUE         GROWTH        VALUE         INDEX
                                                       SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends............................................  $   510,054   $  81,485    $    632,678   $  14,357
EXPENSES
Mortality and expense risks..........................      186,273      67,624         263,074      47,115    $  1,413,611
                                                       -----------   ---------    ------------   ----------   ------------
Net investment income (loss).........................      323,781      13,861         369,604     (32,758)     (1,413,611)
                                                       -----------   ---------    ------------   ----------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain distributions reinvested...............      396,668                     108,294
Net realized gain (loss) from redemption of
  investment shares..................................      214,246     (68,402)      2,953,142     138,567      55,132,897
                                                       -----------   ---------    ------------   ----------   ------------
Net realized gain (loss) on investments..............      610,914     (68,402)      3,061,436     138,567      55,132,897
                                                       -----------   ---------    ------------   ----------   ------------
Net unrealized appreciation (depreciation) of
  investments:
  Beginning of year..................................    3,039,361    (180,205)      8,930,477      12,537      61,065,199
  End of year........................................   (3,603,720)     46,211      (6,435,030)  1,513,533     (13,252,242)
                                                       -----------   ---------    ------------   ----------   ------------
Net unrealized (depreciation) appreciation of
  investments during the year........................   (6,643,081)    226,416     (15,365,507)  1,500,996     (74,317,441)
                                                       -----------   ---------    ------------   ----------   ------------
Net realized and unrealized (loss) gain on
  investments........................................   (6,032,167)    158,014     (12,304,071)  1,639,563     (19,184,544)
                                                       -----------   ---------    ------------   ----------   ------------
Net (decrease) increase in net assets resulting from
  operations.........................................  $(5,708,386)  $ 171,875    $(11,934,467)  $1,606,805   $(20,598,155)
                                                       ===========   =========    ============   ==========   ============

See accompanying notes to financial statements

** Prior to February 7, 2000, this subaccount was known as Fidelity Index 500
   Subaccount.

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statement of Operations for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                              ZERO COUPON BOND
                                                                2006 SERIES
                                                                 SUBACCOUNT
------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends
EXPENSES
Mortality and expense risks.................................     $   85,187
Asset charge................................................         27,595
                                                                 ----------
Net investment loss.........................................       (112,782)
                                                                 ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Realized gain distributions reinvested
Net realized gain from redemption of investment shares......        634,480
                                                                 ----------
Net realized gain on investments............................        634,480
                                                                 ----------
Net unrealized appreciation of investments:
  Beginning of year.........................................        892,107
  End of year...............................................      1,946,917
                                                                 ----------
Net unrealized appreciation of investments during the
  year......................................................      1,054,810
                                                                 ----------
Net realized and unrealized gain on investments.............      1,689,290
                                                                 ----------
Net increase in net assets resulting from operations........     $1,576,508
                                                                 ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statements of Operations for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                       FIDELITY                     FIDELITY                     FIDELITY
                                                        EQUITY-       FIDELITY        HIGH         FIDELITY        ASSET
                                                        INCOME         GROWTH        INCOME        OVERSEAS       MANAGER
                                                      SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...........................................  $ 2,234,379   $    295,490   $ 1,267,459   $    788,522   $ 1,794,917
EXPENSES
Mortality and expense risks.........................      907,578      1,993,708       128,341        418,858       387,542
                                                      -----------   ------------   -----------   ------------   -----------
Net investment income (loss)........................    1,326,801     (1,698,218)    1,139,118        369,664     1,407,375
                                                      -----------   ------------   -----------   ------------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain distributions reinvested..............    8,417,892     29,401,209                    4,965,560     4,228,702
Net realized gain (loss) from redemption of
  investment shares.................................    4,186,451      4,541,566    (1,613,681)       354,486     1,075,060
                                                      -----------   ------------   -----------   ------------   -----------
Net realized gain (loss) on investments.............   12,604,343     33,942,775    (1,613,681)     5,320,046     5,303,762
                                                      -----------   ------------   -----------   ------------   -----------
Net unrealized appreciation (depreciation) of
  investments:
  Beginning of year.................................   20,802,103     96,649,271    (1,079,956)    15,070,694     8,174,749
  End of year.......................................   16,230,724     29,587,051    (5,061,854)    (3,661,472)   (1,105,991)
                                                      -----------   ------------   -----------   ------------   -----------
Net unrealized depreciation of investments during
  the year..........................................   (4,571,379)   (67,062,220)   (3,981,898)   (18,732,166)   (9,280,740)
                                                      -----------   ------------   -----------   ------------   -----------
Net realized and unrealized gain (loss) on
  investments.......................................    8,032,964    (33,119,445)   (5,595,579)   (13,412,120)   (3,976,978)
                                                      -----------   ------------   -----------   ------------   -----------
Net increase (decrease) in net assets resulting from
  operations........................................  $ 9,359,765   $(34,817,663)  $(4,456,461)  $(13,042,456)  $(2,569,603)
                                                      ===========   ============   ===========   ============   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statements of Operations for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                          FIDELITY                       NEUBERGER        NEUBERGER
                                                         INVESTMENT      FIDELITY      BERMAN LIMITED      BERMAN
                                                         GRADE BOND     CONTRAFUND     MATURITY BOND      PARTNERS
                                                         SUBACCOUNT     SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..............................................  $1,301,510    $    292,744      $ 572,203       $   225,688
EXPENSES
Mortality and expense risks............................    145,446          643,313         57,239           199,008
                                                         ----------    ------------      ---------       -----------
Net investment income (loss)...........................  1,156,064         (350,569)       514,964            26,680
                                                         ----------    ------------      ---------       -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain distributions reinvested.................                  10,626,589                        4,799,637
Net realized (loss) gain from redemption of investment
  shares...............................................    (35,853)       1,280,418       (201,813)         (850,874)
                                                         ----------    ------------      ---------       -----------
Net realized (loss) gain on investments................    (35,853)      11,907,007       (201,813)        3,948,763
                                                         ----------    ------------      ---------       -----------
Net unrealized (depreciation) appreciation of
  investments:
  Beginning of year....................................   (344,879)      20,480,366       (167,931)         (361,993)
  End of year..........................................    628,599        2,017,762        (11,624)       (4,307,086)
                                                         ----------    ------------      ---------       -----------
Net unrealized appreciation (depreciation) of
  investments during the year..........................    973,478      (18,462,604)       156,307        (3,945,093)
                                                         ----------    ------------      ---------       -----------
Net realized and unrealized gain (loss) on
  investments..........................................    937,625       (6,555,597)       (45,506)            3,670
                                                         ----------    ------------      ---------       -----------
Net increase (decrease) in net assets resulting from
  operations...........................................  $2,093,689    $ (6,906,166)     $ 469,458       $    30,350
                                                         ==========    ============      =========       ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statements of Operations for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                                                  VAN ECK
                                                      VAN ECK       VAN ECK      WORLDWIDE      VAN ECK     ALGER AMERICAN
                                                     WORLDWIDE     WORLDWIDE     EMERGING      WORLDWIDE        SMALL
                                                        BOND      HARD ASSETS     MARKETS     REAL ESTATE   CAPITALIZATION
                                                     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..........................................  $ 268,111     $  32,358                   $ 16,681
EXPENSES
Mortality and expense risks........................     38,766        21,566    $   127,899       6,759      $    328,830
                                                     ---------     ---------    -----------    --------      ------------
Net investment income (loss).......................    229,345        10,792       (127,899)      9,922          (328,830)
                                                     ---------     ---------    -----------    --------      ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain distributions reinvested.............                                                            15,745,222
Net realized (loss) gain from redemption of
  investment shares................................    (59,420)     (289,865)       578,453      14,548        (1,278,008)
                                                     ---------     ---------    -----------    --------      ------------
Net realized (loss) gain on investments............    (59,420)     (289,865)       578,453      14,548        14,467,214
                                                     ---------     ---------    -----------    --------      ------------
Net unrealized (depreciation) appreciation of
  investments:
  Beginning of year................................   (184,365)     (383,792)     5,968,786     (18,916)        9,761,610
  End of year......................................   (285,554)      223,533     (3,633,159)    132,489       (18,008,924)
                                                     ---------     ---------    -----------    --------      ------------
Net unrealized (depreciation) appreciation of
  investments during the year......................   (101,189)      607,325     (9,601,945)    151,405       (27,770,534)
                                                     ---------     ---------    -----------    --------      ------------
Net realized and unrealized (loss) gain on
  investments......................................   (160,609)      317,460     (9,023,492)    165,953       (13,303,320)
                                                     ---------     ---------    -----------    --------      ------------
Net increase (decrease) in net assets resulting
  from operations..................................  $  68,736     $ 328,252    $(9,151,391)   $175,875      $(13,632,150)
                                                     =========     =========    ===========    ========      ============

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statements of Operations for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                                  STRONG          STRONG
                                                                 MID-CAP        OPPORTUNITY
                                                              GROWTH FUND II      FUND II
                                                                SUBACCOUNT      SUBACCOUNT
-------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...................................................                     $   3,796
EXPENSES
Mortality and expense risks.................................   $    12,143           3,380
                                                               -----------       ---------
Net investment (loss) income................................       (12,143)            416
                                                               -----------       ---------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Realized gain distributions reinvested......................       410,487         194,279
Net realized gain (loss) from redemption of investment
  shares....................................................            61          (6,879)
                                                               -----------       ---------
Net realized gain on investments............................       410,548         187,400
                                                               -----------       ---------
Net unrealized depreciation of investments:
  Beginning of year.........................................
  End of year...............................................    (1,726,217)       (191,343)
                                                               -----------       ---------
Net unrealized depreciation of investments during the
  year......................................................    (1,726,217)       (191,343)
                                                               -----------       ---------
Net realized and unrealized loss on investments.............    (1,315,669)         (3,943)
                                                               -----------       ---------
Net decrease in net assets resulting from operations........   $(1,327,812)      $  (3,527)
                                                               ===========       =========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Operations for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                                           MONEY                  AGGRESSIVE
                                                             GROWTH        MARKET       BOND        GROWTH     INTERNATIONAL
                                                            SEPARATE      SEPARATE    SEPARATE     SEPARATE      SEPARATE
                                                             ACCOUNT      ACCOUNT      ACCOUNT     ACCOUNT        ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends................................................  $   778,682   $1,756,713   $ 211,268   $  202,553    $   501,072
EXPENSES
Mortality and expense risks..............................    1,443,038      256,368      96,941      255,677        317,732
Operating expense reimbursement..........................       (8,226)                  (1,010)
                                                           -----------   ----------   ---------   ----------    -----------
Total expenses...........................................    1,434,812      256,368      95,931      255,677        317,732
                                                           -----------   ----------   ---------   ----------    -----------
Net investment (loss) income.............................     (656,130)   1,500,345     115,337      (53,124)       183,340
                                                           -----------   ----------   ---------   ----------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain distributions reinvested...................    4,548,806                  165,995    5,023,061      2,570,840
Net realized gain from redemption of investment shares...    8,675,587                   79,237    1,321,430        872,905
                                                           -----------   ----------   ---------   ----------    -----------
Net realized gain on investments.........................   13,224,393                  245,232    6,344,491      3,443,745
                                                           -----------   ----------   ---------   ----------    -----------
Net unrealized appreciation (depreciation) of
  investments:
  Beginning of year......................................   43,642,825                  888,223    7,593,499      3,974,294
  End of year............................................   36,701,349                  (64,965)   6,812,200     12,279,992
                                                           -----------   ----------   ---------   ----------    -----------
Net unrealized (depreciation) appreciation of investments
  during the year........................................   (6,941,476)                (953,188)    (781,299)     8,305,698
                                                           -----------   ----------   ---------   ----------    -----------
Net realized and unrealized gain (loss) on investments...    6,282,917                 (707,956)   5,563,192     11,749,443
                                                           -----------   ----------   ---------   ----------    -----------
Net increase (decrease) in net assets resulting from
  operations.............................................  $ 5,626,787   $1,500,345   $(592,619)  $5,510,068    $11,932,783
                                                           ===========   ==========   =========   ==========    ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Operations for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                                            VARIABLE SEPARATE ACCOUNT
------------------------------------------------------------------------------------------------------------------------
                                                                        ALL PRO      ALL PRO      ALL PRO      ALL PRO
                                                                       LARGE CAP    LARGE CAP    SMALL CAP    SMALL CAP
                                                           MANAGED       GROWTH       VALUE        GROWTH       VALUE
                                                         SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..............................................  $   302,530   $     925    $  23,532                 $   6,660
EXPENSES
Mortality and expense risks............................      286,127     106,933       47,263    $  74,986       26,977
                                                         -----------   ----------   ---------    ----------   ---------
Total expenses.........................................      286,127     106,933       47,263       74,986       26,977
                                                         -----------   ----------   ---------    ----------   ---------
Net investment income (loss)...........................       16,403    (106,008)     (23,731)     (74,986)     (20,317)
                                                         -----------   ----------   ---------    ----------   ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain distributions reinvested.................    2,063,055
Net realized gain (loss) from redemption of investment
  shares...............................................    1,222,115     937,158      141,631    1,098,185     (295,056)
                                                         -----------   ----------   ---------    ----------   ---------
Net realized gain (loss) on investments................    3,285,170     937,158      141,631    1,098,185     (295,056)
                                                         -----------   ----------   ---------    ----------   ---------
Net unrealized appreciation (depreciation) of
  investments:
  Beginning of year....................................    8,871,564     511,417      139,747      403,798       13,283
  End of year..........................................    5,401,466   3,039,361     (180,205)   8,930,477       12,537
                                                         -----------   ----------   ---------    ----------   ---------
Net unrealized (depreciation) appreciation of
  investments during the year..........................   (3,470,098)  2,527,944     (319,952)   8,526,679         (746)
                                                         -----------   ----------   ---------    ----------   ---------
Net realized and unrealized (loss) gain on
  investments..........................................     (184,928)  3,465,102     (178,321)   9,624,864     (295,802)
                                                         -----------   ----------   ---------    ----------   ---------
Net (decrease) increase in net assets resulting from
  operations...........................................  $  (168,525)  $3,359,094   $(202,052)   $9,549,878   $(316,119)
                                                         ===========   ==========   =========    ==========   =========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statement of Operations for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                              ZERO COUPON BOND
                                                              SEPARATE ACCOUNT
------------------------------------------------------------------------------
                                                                2006 SERIES
                                                                 SUBACCOUNT
------------------------------------------------------------------------------
EXPENSES
Mortality and expense risks.................................    $    86,998
Asset charge................................................         31,129
                                                                -----------
Net investment loss.........................................       (118,127)
                                                                -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from redemption of investment shares......        504,592
                                                                -----------
Net realized gain on investments............................        504,592
                                                                -----------
Net unrealized appreciation (depreciation) of investments:
  Beginning of year.........................................      2,163,181
  End of year...............................................        892,107
                                                                -----------
Net unrealized depreciation of investments during the
  year......................................................     (1,271,074)
                                                                -----------
Net realized and unrealized loss on investments.............       (766,482)
                                                                -----------
Net decrease in net assets resulting from operations........    $  (884,609)
                                                                ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Operations for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                                        VARIABLE SEPARATE ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
                                              FIDELITY                    FIDELITY                    FIDELITY
                                               EQUITY-      FIDELITY        HIGH        FIDELITY       ASSET       FIDELITY
                                               INCOME        GROWTH        INCOME       OVERSEAS      MANAGER      INDEX 500
                                             SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..................................  $ 1,814,813   $   305,785   $ 1,730,285   $   553,518   $1,677,436   $ 1,349,680
EXPENSES
Mortality and expense risks................      910,936     1,425,114       132,829       286,833     365,980      1,156,047
                                             -----------   -----------   -----------   -----------   ----------   -----------
Net investment income (loss)...............      903,877    (1,119,329)    1,597,456       266,685   1,311,456        193,633
                                             -----------   -----------   -----------   -----------   ----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain distributions reinvested.....    4,011,692    19,226,224        64,683       892,772   2,124,752        915,854
Net realized gain (loss) from redemption of
  investment shares........................    4,627,304     5,621,556      (530,612)    1,306,076     968,771      3,885,258
                                             -----------   -----------   -----------   -----------   ----------   -----------
Net realized gain (loss) on investments....    8,638,996    24,847,780      (465,929)    2,198,848   3,093,523      4,801,112
                                             -----------   -----------   -----------   -----------   ----------   -----------
Net unrealized appreciation (depreciation)
  of investments:
  Beginning of year........................   23,637,997    52,781,625    (1,380,446)    1,662,167   7,302,249     35,771,600
  End of year..............................   20,802,103    96,649,271    (1,079,956)   15,070,694   8,174,749     61,065,199
                                             -----------   -----------   -----------   -----------   ----------   -----------
Net unrealized (depreciation) appreciation
  of investments during the year...........   (2,835,894)   43,867,646       300,490    13,408,527     872,500     25,293,599
                                             -----------   -----------   -----------   -----------   ----------   -----------
Net realized and unrealized gain (loss) on
  investments..............................    5,803,102    68,715,426      (165,439)   15,607,375   3,966,023     30,094,711
                                             -----------   -----------   -----------   -----------   ----------   -----------
Net increase in net assets resulting from
  operations...............................  $ 6,706,979   $67,596,097   $ 1,432,017   $15,874,060   $5,277,479   $30,288,344
                                             ===========   ===========   ===========   ===========   ==========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Operations for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                                          VARIABLE SEPARATE ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
                                              FIDELITY                     NEUBERGER     NEUBERGER      NEUBERGER      NEUBERGER
                                             INVESTMENT      FIDELITY        BERMAN       BERMAN      BERMAN LIMITED     BERMAN
                                             GRADE BOND    CONTRAFUND(R)    BALANCED      GROWTH      MATURITY BOND     PARTNERS
                                             SUBACCOUNT     SUBACCOUNT     SUBACCOUNT   SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..................................  $  528,797     $   237,081    $ 122,080                    $ 391,039      $  23,039
EXPENSES
Mortality and expense risks................     115,042         441,651       16,908    $    66,971        54,078        142,567
                                             -----------    -----------    ---------    -----------     ---------      ---------
Net investment income (loss)...............     413,755        (204,570)     105,172        (66,971)      336,961       (119,528)
                                             -----------    -----------    ---------    -----------     ---------      ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain distributions reinvested.....     165,897       1,738,597      180,860      1,572,930                       40,068
Net realized gain (loss) from redemption of
  investment shares........................     188,073         940,747      (89,916)    (1,300,114)      (50,951)       140,214
                                             -----------    -----------    ---------    -----------     ---------      ---------
Net realized gain (loss) on investments....     353,970       2,679,344       90,944        272,816       (50,951)       180,282
                                             -----------    -----------    ---------    -----------     ---------      ---------
Net unrealized appreciation (depreciation)
  of investments:
  Beginning of year........................     688,242       8,740,185      277,919        829,761        56,889         62,679
  End of year..............................    (344,879)     20,480,366                                  (167,931)      (361,993)
                                             -----------    -----------    ---------    -----------     ---------      ---------
Net unrealized (depreciation) appreciation
  of investments during the year...........  (1,033,121)     11,740,181     (277,919)      (829,761)     (224,820)      (424,672)
                                             -----------    -----------    ---------    -----------     ---------      ---------
Net realized and unrealized (loss) gain on
  investments..............................    (679,151)     14,419,525     (186,975)      (556,945)     (275,771)      (244,390)
                                             -----------    -----------    ---------    -----------     ---------      ---------
Net (decrease) increase in net assets
  resulting from operations................  $ (265,396)    $14,214,955    $ (81,803)   $  (623,916)    $  61,190      $(363,918)
                                             ===========    ===========    =========    ===========     =========      =========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Operations for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                                          VARIABLE SEPARATE ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
                                               AMERICAN                                  VAN ECK
                                              CENTURY VP     VAN ECK       VAN ECK      WORLDWIDE      VAN ECK     ALGER AMERICAN
                                               CAPITAL      WORLDWIDE     WORLDWIDE     EMERGING      WORLDWIDE        SMALL
                                             APPRECIATION      BOND      HARD ASSETS     MARKETS     REAL ESTATE   CAPITALIZATION
                                              SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..................................                 $ 221,562    $   32,546                   $  8,422
EXPENSES
Mortality and expense risks................   $  17,307        39,696        17,883    $    69,910       3,504      $   213,671
                                              ---------     ---------    -----------   -----------    --------      -----------
Net investment (loss) income...............     (17,307)      181,866        14,663        (69,910)      4,918         (213,671)
                                              ---------     ---------    -----------   -----------    --------      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain distributions reinvested.....                    98,996                                                 3,576,725
Net realized (loss) gain from redemption of
  investment shares........................    (302,618)       (6,791)     (325,178)    (1,010,030)    (17,087)       1,130,238
                                              ---------     ---------    -----------   -----------    --------      -----------
Net realized (loss) gain on investments....    (302,618)       92,205      (325,178)    (1,010,030)    (17,087)       4,706,963
                                              ---------     ---------    -----------   -----------    --------      -----------
Net unrealized (depreciation) appreciation
  of investments:
  Beginning of year........................    (901,802)      590,559    (1,136,100)    (3,646,142)    (12,423)       1,898,815
  End of year..............................                  (184,365)     (383,792)     5,968,786     (18,916)       9,761,610
                                              ---------     ---------    -----------   -----------    --------      -----------
Net unrealized appreciation (depreciation)
  of investments during the year...........     901,802      (774,924)      752,308      9,614,928      (6,493)       7,862,795
                                              ---------     ---------    -----------   -----------    --------      -----------
Net realized and unrealized gain (loss) on
  investments..............................     599,184      (682,719)      427,130      8,604,898     (23,580)      12,569,758
                                              ---------     ---------    -----------   -----------    --------      -----------
Net increase (decrease) in net assets
  resulting from operations................   $ 581,877     $(500,853)   $  441,793    $ 8,534,988    $(18,662)     $12,356,087
                                              =========     =========    ===========   ===========    ========      ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Operations for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                              MONEY                                AGGRESSIVE
                                                GROWTH        MARKET        BOND       MANAGED       GROWTH      INTERNATIONAL
                                               SEPARATE      SEPARATE     SEPARATE     SEPARATE     SEPARATE       SEPARATE
                                                ACCOUNT      ACCOUNT      ACCOUNT      ACCOUNT       ACCOUNT        ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...................................  $ 3,379,864   $1,332,049   $  820,143   $1,224,452   $   281,744    $  296,331
EXPENSES
Mortality and expense risks.................    1,369,021      176,853       95,234      243,226       251,275       296,668
Operating expense reimbursement.............       (4,864)                   (1,300)
                                              -----------   ----------   ----------   ----------   -----------    ----------
Total expenses..............................    1,364,157      176,853       93,934      243,226       251,275       296,668
                                              -----------   ----------   ----------   ----------   -----------    ----------
Net investment income.......................    2,015,707    1,155,196      726,209      981,226        30,469          (337)
                                              -----------   ----------   ----------   ----------   -----------    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain distributions reinvested......   27,569,753                     2,080    1,742,752     2,689,649     2,692,126
Net realized gain (loss) from redemption of
  investment shares.........................    3,562,099                   (13,248)     807,777     1,378,531       557,059
                                              -----------   ----------   ----------   ----------   -----------    ----------
Net realized gain (loss) on investments.....   31,131,852                   (11,168)   2,550,529     4,068,180     3,249,185
                                              -----------   ----------   ----------   ----------   -----------    ----------
Net unrealized appreciation of investments:
  Beginning of year.........................   49,936,122                   545,131    8,084,445     9,124,521     3,573,814
  End of year...............................   43,642,825                   888,223    8,871,564     7,593,499     3,974,294
                                              -----------   ----------   ----------   ----------   -----------    ----------
Net unrealized appreciation (depreciation)
  of investments during the year............   (6,293,297)                  343,092      787,119    (1,531,022)      400,480
                                              -----------   ----------   ----------   ----------   -----------    ----------
Net realized and unrealized gain on
  investments...............................   24,838,555                   331,924    3,337,648     2,537,158     3,649,665
                                              -----------   ----------   ----------   ----------   -----------    ----------
Net increase in net assets resulting from
  operations................................  $26,854,262   $1,155,196   $1,058,133   $4,318,874   $ 2,567,627    $3,649,328
                                              ===========   ==========   ==========   ==========   ===========    ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Operations for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                                          VARIABLE SEPARATE ACCOUNT
---------------------------------------------------------------------------------------------------------------
                                                               ALL PRO      ALL PRO      ALL PRO      ALL PRO
                                                              LARGE CAP    LARGE CAP    SMALL CAP    SMALL CAP
                                                                GROWTH       VALUE        GROWTH       VALUE
                                                              SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...................................................
EXPENSES
Mortality and expense risks.................................   $ 10,444     $  7,828     $  8,535     $  6,110
                                                               --------     --------     --------     --------
Total expenses..............................................     10,444        7,828        8,535        6,110
                                                               --------     --------     --------     --------
Net investment loss.........................................    (10,444)      (7,828)      (8,535)      (6,110)
                                                               --------     --------     --------     --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain distributions reinvested......................
Net realized gain (loss) from redemption of investment
  shares....................................................    114,538        1,976      (75,896)     (65,921)
                                                               --------     --------     --------     --------
Net realized gain (loss) on investments.....................    114,538        1,976      (75,896)     (65,921)
                                                               --------     --------     --------     --------
Net unrealized appreciation of investments:
  Beginning of year.........................................
  End of year...............................................    511,417      139,747      403,798       13,283
                                                               --------     --------     --------     --------
Net unrealized appreciation of investments during the
  year......................................................    511,417      139,747      403,798       13,283
                                                               --------     --------     --------     --------
Net realized and unrealized gain (loss) on investments......    625,955      141,723      327,902      (52,638)
                                                               --------     --------     --------     --------
Net increase (decrease) in net assets resulting from
  operations................................................   $615,511     $133,895     $319,367     $(58,748)
                                                               ========     ========     ========     ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statement of Operations for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                              ZERO COUPON BOND
                                                              SEPARATE ACCOUNT
------------------------------------------------------------------------------
                                                                2006 SERIES
                                                                 SUBACCOUNT
------------------------------------------------------------------------------
EXPENSES
Mortality and expense risks.................................     $   73,516
Asset charge................................................         26,330
                                                                 ----------
Net investment loss.........................................        (99,846)
                                                                 ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from redemption of investment shares......        570,514
                                                                 ----------
Net realized gain on investments............................        570,514
                                                                 ----------
Net unrealized appreciation of investments:
  Beginning of year.........................................      1,354,882
  End of year...............................................      2,163,181
                                                                 ----------
Net unrealized appreciation of investments during the
  year......................................................        808,299
                                                                 ----------
Net realized and unrealized gain on investments.............      1,378,813
                                                                 ----------
Net increase in net assets resulting from operations........     $1,278,967
                                                                 ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Operations for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                                        VARIABLE SEPARATE ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
                                              FIDELITY                    FIDELITY                   FIDELITY
                                               EQUITY-      FIDELITY        HIGH        FIDELITY      ASSET       FIDELITY
                                               INCOME        GROWTH        INCOME       OVERSEAS     MANAGER      INDEX 500
                                             SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..................................  $ 1,342,651   $   570,939   $ 1,128,406   $ 501,316    $1,342,461   $   902,884
EXPENSES
Mortality and expense risks................      750,572       927,027       129,187     208,755      318,489        693,688
                                             -----------   -----------   -----------   ----------   ----------   -----------
Net investment income (loss)...............      592,079      (356,088)      999,219     292,561    1,023,972        209,196
                                             -----------   -----------   -----------   ----------   ----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain distributions reinvested.....    4,778,257    14,934,573       717,008   1,477,561    4,027,382      2,091,239
Net realized gain from redemption of
  investment shares........................    2,849,171     5,521,995       132,632   1,720,249      834,620      1,946,503
                                             -----------   -----------   -----------   ----------   ----------   -----------
Net realized gain on investments...........    7,627,428    20,456,568       849,640   3,197,810    4,862,002      4,037,742
                                             -----------   -----------   -----------   ----------   ----------   -----------
Net unrealized appreciation (depreciation)
  of investments:
  Beginning of year........................   20,932,815    27,530,683     1,485,682   2,054,866    7,028,980     15,712,282
  End of year..............................   23,637,997    52,781,625    (1,380,446)  1,662,167    7,302,249     35,771,600
                                             -----------   -----------   -----------   ----------   ----------   -----------
Net unrealized appreciation (depreciation)
  of investments during the year...........    2,705,182    25,250,942    (2,866,128)   (392,699)     273,269     20,059,318
                                             -----------   -----------   -----------   ----------   ----------   -----------
Net realized and unrealized gain (loss) on
  investments..............................   10,332,610    45,707,510    (2,016,488)  2,805,111    5,135,271     24,097,060
                                             -----------   -----------   -----------   ----------   ----------   -----------
Net increase (decrease) in net assets
  resulting from operations................  $10,924,689   $45,351,422   $(1,017,269)  $3,097,672   $6,159,243   $24,306,256
                                             ===========   ===========   ===========   ==========   ==========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Operations for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                                       VARIABLE SEPARATE ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
                                          FIDELITY                    NEUBERGER &   NEUBERGER &    NEUBERGER &     NEUBERGER &
                                         INVESTMENT     FIDELITY        BERMAN        BERMAN      BERMAN LIMITED     BERMAN
                                         GRADE BOND   CONTRAFUND(R)    BALANCED       GROWTH      MATURITY BOND     PARTNERS
                                         SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..............................   $399,467     $  185,502     $  156,692                     $277,191
EXPENSES
Mortality and expense risks............     73,292        238,056         48,283    $  192,792         36,204        $ 3,466
                                          --------     ----------     ----------    -----------      --------        -------
Net investment income (loss)...........    326,175        (52,554)       108,409      (192,792)       240,987         (3,466)
                                          --------     ----------     ----------    -----------      --------        -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain distributions
  reinvested...........................     47,394      1,364,768      1,100,579     7,126,749
Net realized gain (loss) from
  redemption of investment shares......    133,347      2,635,800       (109,169)      268,551        (32,935)        (5,901)
                                          --------     ----------     ----------    -----------      --------        -------
Net realized gain (loss) on
  investments..........................    180,741      4,000,568        991,410     7,395,300        (32,935)        (5,901)
                                          --------     ----------     ----------    -----------      --------        -------
Net unrealized appreciation of
  investments:
  Beginning of year....................    401,371      3,332,605        595,317     4,238,015         86,785
  End of year..........................    688,242      8,740,185        277,919       829,761         56,889         62,679
                                          --------     ----------     ----------    -----------      --------        -------
Net unrealized appreciation
  (depreciation) of investments during
  the year.............................    286,871      5,407,580       (317,398)   (3,408,254)       (29,896)        62,679
                                          --------     ----------     ----------    -----------      --------        -------
Net realized and unrealized gain (loss)
  on investments.......................    467,612      9,408,148        674,012     3,987,046        (62,831)        56,778
                                          --------     ----------     ----------    -----------      --------        -------
Net increase in net assets resulting
  from operations......................   $793,787     $9,355,594     $  782,421    $3,794,254       $178,156        $53,312
                                          ========     ==========     ==========    ===========      ========        =======

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Operations for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                                          VARIABLE SEPARATE ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
                                               AMERICAN                                  VAN ECK
                                              CENTURY VP     VAN ECK       VAN ECK      WORLDWIDE      VAN ECK     ALGER AMERICAN
                                               CAPITAL      WORLDWIDE     WORLDWIDE     EMERGING      WORLDWIDE        SMALL
                                             APPRECIATION      BOND      HARD ASSETS     MARKETS     REAL ESTATE   CAPITALIZATION
                                              SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..................................                  $ 40,647    $   16,113    $    54,397
EXPENSES
Mortality and expense risks................  $    53,235       34,811        16,990         43,590    $  1,150       $  159,984
                                             -----------     --------    -----------   -----------    --------       ----------
Net investment income (loss)...............      (53,235)       5,836          (877)        10,807      (1,150)        (159,984)
                                             -----------     --------    -----------   -----------    --------       ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain distributions reinvested.....      422,956                    395,670         48,353                    2,950,817
Net realized gain (loss) from redemption of
  investment shares........................     (698,102)      38,421      (213,306)      (421,210)     (8,482)         199,222
                                             -----------     --------    -----------   -----------    --------       ----------
Net realized gain (loss) on investments....     (275,146)      38,421       182,364       (372,857)     (8,482)       3,150,039
                                             -----------     --------    -----------   -----------    --------       ----------
Net unrealized appreciation (depreciation)
  of investments:
  Beginning of year........................   (1,024,766)      61,527       (31,204)    (1,437,453)                   1,324,974
  End of year..............................     (901,802)     590,559    (1,136,100)    (3,646,142)    (12,423)       1,898,815
                                             -----------     --------    -----------   -----------    --------       ----------
Net unrealized appreciation (depreciation)
  of investments during the year...........      122,964      529,032    (1,104,896)    (2,208,689)    (12,423)         573,841
                                             -----------     --------    -----------   -----------    --------       ----------
Net realized and unrealized gain (loss) on
  investments..............................     (152,182)     567,453      (922,532)    (2,581,546)    (20,905)       3,723,880
                                             -----------     --------    -----------   -----------    --------       ----------
Net increase (decrease) in net assets
  resulting from operations................  $  (205,417)    $573,289    $ (923,409)   $(2,570,739)   $(22,055)      $3,563,896
                                             ===========     ========    ===========   ===========    ========       ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                              MONEY                                   AGGRESSIVE
                                               GROWTH         MARKET         BOND         MANAGED       GROWTH      INTERNATIONAL
                                             SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income.....................  $  1,837,901   $  2,117,185   $   779,616   $ 1,165,400   $   829,645    $ 1,024,900
Net realized gain on investments..........    22,304,272                       75,031     3,451,100     4,273,234      6,404,209
Net unrealized (depreciation) appreciation
  of investments during the year..........    (6,827,278)                     431,973    (1,271,004)   11,182,636     (9,202,997)
                                            ------------   ------------   -----------   -----------   -----------    -----------
Net increase (decrease) in net assets from
  operations..............................    17,314,895      2,117,185     1,286,620     3,345,496    16,285,515     (1,773,888)
                                            ------------   ------------   -----------   -----------   -----------    -----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums...............    20,256,737     49,754,978     2,344,822     4,551,508     6,669,727      7,149,801
Cost of insurance and administrative
  charges.................................    (9,728,899)    (5,557,693)   (1,082,625)   (2,589,856)   (3,026,557)    (3,082,377)
Surrenders and forfeitures................   (13,457,052)    (2,772,264)     (991,772)   (2,305,722)   (2,831,225)    (2,444,454)
Transfers between investment portfolios...   (25,877,394)   (45,006,275)     (675,825)   (3,798,088)    9,052,429     (1,475,003)
Net withdrawals due to policy loans.......    (1,949,626)      (437,134)      (40,685)     (375,531)     (856,551)      (515,057)
Withdrawals due to death benefits.........      (456,077)      (554,367)     (101,498)     (175,792)      (25,384)       (42,455)
                                            ------------   ------------   -----------   -----------   -----------    -----------
Net (decrease) increase in net assets
  derived from policy transactions........   (31,212,311)    (4,572,755)     (547,583)   (4,693,481)    8,982,439       (409,545)
                                            ------------   ------------   -----------   -----------   -----------    -----------
Total (decrease) increase in net assets...   (13,897,416)    (2,455,570)      739,037    (1,347,985)   25,267,954     (2,183,433)
NET ASSETS
  Beginning of year.......................   220,985,586     42,459,282    14,871,197    45,171,959    42,072,805     54,503,747
                                            ------------   ------------   -----------   -----------   -----------    -----------
  End of year.............................  $207,088,170   $ 40,003,712   $15,610,234   $43,823,974   $67,340,759    $52,320,314
                                            ============   ============   ===========   ===========   ===========    ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                           ALL PRO       ALL PRO       ALL PRO       ALL PRO
                                                          LARGE CAP     LARGE CAP     SMALL CAP     SMALL CAP    **EQUITY 500
                                                           GROWTH         VALUE         GROWTH        VALUE         INDEX
                                                         SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                         --------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)...........................  $   323,781   $    13,861   $    369,604   $ (32,758)   $ (1,413,611)
Net realized gain (loss) on investments................      610,914       (68,402)     3,061,436     138,567      55,132,897
Net unrealized (depreciation) appreciation of
  investments during the year..........................   (6,643,081)      226,416    (15,365,507)  1,500,996     (74,317,441)
                                                         -----------   -----------   ------------   ----------   ------------
Net (decrease) increase in net assets from
  operations...........................................   (5,708,386)      171,875    (11,934,467)  1,606,805     (20,598,155)
                                                         -----------   -----------   ------------   ----------   ------------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums............................    6,524,372     2,281,805      8,230,107   1,835,632      42,319,738
Cost of insurance and administrative charges...........   (2,286,881)     (831,205)    (2,426,943)   (517,974)    (16,446,733)
Surrenders and forfeitures.............................   (1,131,527)     (393,923)    (1,488,301)    (94,789)     (7,391,335)
Transfers between investment portfolios................    4,847,660       908,113     18,398,922   2,676,844        (487,095)
Net withdrawals due to policy loans....................     (317,018)      (93,881)      (612,931)    (78,578)     (2,635,279)
Withdrawals due to death benefits......................       (7,688)      (11,086)       (16,561)       (700)       (184,312)
                                                         -----------   -----------   ------------   ----------   ------------
Net increase in net assets derived from policy
  transactions.........................................    7,628,918     1,859,823     22,084,293   3,820,435      15,174,984
                                                         -----------   -----------   ------------   ----------   ------------
Total increase in net assets...........................    1,920,532     2,031,698     10,149,826   5,427,240      (5,423,171)
NET ASSETS
  Beginning of year....................................   23,637,213     8,881,983     24,047,996   4,358,929     200,805,099
                                                         -----------   -----------   ------------   ----------   ------------
  End of year..........................................  $25,557,745   $10,913,681   $ 34,197,822   $9,786,169   $195,381,928
                                                         ===========   ===========   ============   ==========   ============

See accompanying notes to financial statements

** Prior to February 7, 2000, this subaccount was known as Fidelity Index 500
   Subaccount.

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statement of Changes in Net Assets for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                              ZERO COUPON BOND
                                                                2006 SERIES
                                                                 SUBACCOUNT
------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss.........................................    $  (112,782)
Net realized gain on investments............................        634,480
Net unrealized appreciation of investments during the
  year......................................................      1,054,810
                                                                -----------
Net increase in net assets from operations..................      1,576,508
                                                                -----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums.................................      1,732,187
Cost of insurance and administrative charges................     (1,000,554)
Surrenders and forfeitures..................................       (267,636)
Transfers between investment portfolios.....................     (1,761,119)
Net withdrawals due to policy loans.........................       (106,868)
Withdrawals due to death benefits...........................        (27,805)
                                                                -----------
Net decrease in net assets derived from policy
  transactions..............................................     (1,431,795)
                                                                -----------
Total increase in net assets................................        144,713
NET ASSETS
  Beginning of year.........................................     12,857,715
                                                                -----------
  End of year...............................................    $13,002,428
                                                                ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                        FIDELITY                     FIDELITY                    FIDELITY
                                                        EQUITY-        FIDELITY        HIGH        FIDELITY        ASSET
                                                         INCOME         GROWTH        INCOME       OVERSEAS       MANAGER
                                                       SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)........................  $  1,326,801   $ (1,698,218)  $ 1,139,118   $   369,664   $ 1,407,375
Net realized gain (loss) on investments.............    12,604,343     33,942,775    (1,613,681)    5,320,046     5,303,762
Net unrealized depreciation of investments during
  the year..........................................    (4,571,379)   (67,062,220)   (3,981,898)  (18,732,166)   (9,280,740)
                                                      ------------   ------------   -----------   -----------   -----------
Net increase (decrease) in net assets from
  operations........................................     9,359,765    (34,817,663)   (4,456,461)  (13,042,456)   (2,569,603)
                                                      ------------   ------------   -----------   -----------   -----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums.........................    22,561,568     44,737,332     3,492,600    10,422,907     8,574,024
Cost of insurance and administrative charges........    (9,784,715)   (17,791,302)   (1,536,820)   (3,762,747)   (3,887,794)
Surrenders and forfeitures..........................    (4,931,122)   (13,157,327)     (743,306)   (1,987,769)   (2,642,118)
Transfers between investment portfolios.............   (12,653,248)    24,977,490     1,950,235     9,929,814    (2,317,031)
Net withdrawals due to policy loans.................    (1,925,000)    (4,066,647)     (194,085)     (652,825)     (494,858)
Withdrawals due to death benefits...................      (353,585)      (379,117)      (38,758)     (212,393)     (126,543)
                                                      ------------   ------------   -----------   -----------   -----------
Net (decrease) increase in net assets derived from
  policy transactions...............................    (7,086,102)    34,320,429     2,929,866    13,736,987      (894,320)
                                                      ------------   ------------   -----------   -----------   -----------
Total increase (decrease) in net assets.............     2,273,663       (497,234)   (1,526,595)      694,531    (3,463,923)
NET ASSETS
  Beginning of year.................................   135,091,899    265,591,852    19,236,941    55,439,486    56,956,582
                                                      ------------   ------------   -----------   -----------   -----------
  End of year.......................................  $137,365,562   $265,094,618   $17,710,346   $56,134,017   $53,492,659
                                                      ============   ============   ===========   ===========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                               FIDELITY                      NEUBERGER       NEUBERGER
                                                              INVESTMENT      FIDELITY     BERMAN LIMITED     BERMAN
                                                              GRADE BOND     CONTRAFUND    MATURITY BOND     PARTNERS
                                                              SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)................................  $1,156,064    $   (350,569)   $   514,964     $    26,680
Net realized (loss) gain on investments.....................     (35,853)     11,907,007       (201,813)      3,948,763
Net unrealized appreciation (depreciation) of investments
  during the year...........................................     973,478     (18,462,604)       156,307      (3,945,093)
                                                              -----------   ------------    -----------     -----------
Net increase (decrease) in net assets from operations.......   2,093,689      (6,906,166)       469,458          30,350
                                                              -----------   ------------    -----------     -----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums.................................   3,574,894      20,346,367      1,812,352       5,300,658
Cost of insurance and administrative charges................  (1,653,583)     (7,216,396)      (671,457)     (2,353,465)
Surrenders and forfeitures..................................    (757,834)     (2,842,608)      (179,563)     (1,118,754)
Transfers between investment portfolios.....................   1,116,971       8,418,514     (1,604,489)     (2,784,854)
Net withdrawals due to policy loans.........................    (198,216)     (1,307,425)       (97,190)       (214,768)
Withdrawals due to death benefits...........................      (7,272)       (379,940)          (158)        (35,785)
                                                              -----------   ------------    -----------     -----------
Net increase (decrease) in net assets derived from policy
  transactions..............................................   2,074,960      17,018,512       (740,505)     (1,206,968)
                                                              -----------   ------------    -----------     -----------
Total increase (decrease) in net assets.....................   4,168,649      10,112,346       (271,047)     (1,176,618)
NET ASSETS
  Beginning of year.........................................  18,753,042      83,146,606      8,796,337      29,822,548
                                                              -----------   ------------    -----------     -----------
  End of year...............................................  $22,921,691   $ 93,258,952    $ 8,525,290     $28,645,930
                                                              ===========   ============    ===========     ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                                                  VAN ECK      VAN ECK
                                                      VAN ECK       VAN ECK      WORLDWIDE    WORLDWIDE    ALGER AMERICAN
                                                     WORLDWIDE     WORLDWIDE     EMERGING        REAL          SMALL
                                                        BOND      HARD ASSETS     MARKETS       ESTATE     CAPITALIZATION
                                                     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).......................  $ 229,345    $   10,792    $  (127,899)  $   9,922     $   (328,830)
Net realized (loss) gain on investments............    (59,420)     (289,865)       578,453      14,548       14,467,214
Net unrealized (depreciation) appreciation of
  investments during the year......................   (101,189)      607,325     (9,601,945)    151,405      (27,770,534)
                                                     ----------   ----------    -----------   ----------    ------------
Net increase (decrease) in net assets from
  operations.......................................     68,736       328,252     (9,151,391)    175,875      (13,632,150)
                                                     ----------   ----------    -----------   ----------    ------------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums........................  1,006,931       671,987      4,412,821     323,980        8,928,616
Cost of insurance and administrative charges.......   (432,030)     (265,274)    (1,439,787)    (92,316)      (3,111,350)
Surrenders and forfeitures.........................   (211,884)     (122,718)      (422,605)    (26,195)      (1,692,382)
Transfers between investment portfolios............   (603,371)      476,548        851,168     253,655        5,480,223
Net withdrawals due to policy loans................    (57,969)      (70,520)      (233,650)    (24,653)        (465,025)
Withdrawals due to death benefits..................    (18,273)       (1,234)       (18,551)       (139)         (41,335)
                                                     ----------   ----------    -----------   ----------    ------------
Net (decrease) increase in net assets derived from
  policy transactions..............................   (316,596)      688,789      3,149,396     434,332        9,098,747
                                                     ----------   ----------    -----------   ----------    ------------
Total (decrease) increase in net assets............   (247,860)    1,017,041     (6,001,995)    610,207       (4,533,403)
NET ASSETS
  Beginning of year................................  5,843,922     2,743,655     19,043,358     713,583       41,231,423
                                                     ----------   ----------    -----------   ----------    ------------
  End of year......................................  $5,596,062   $3,760,696    $13,041,363   $1,323,790    $ 36,698,020
                                                     ==========   ==========    ===========   ==========    ============

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                                  STRONG         STRONG
                                                                 MID-CAP       OPPORTUNITY
                                                              GROWTH FUND II     FUND II
                                                                SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss) income................................   $   (12,143)    $      416
Net realized gain on investments............................       410,548        187,400
Net unrealized depreciation of investments during the
  year......................................................    (1,726,217)      (191,343)
                                                               -----------     ----------
Net decrease in net assets from operations..................    (1,327,812)        (3,527)
                                                               -----------     ----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums.................................     1,162,681        216,193
Cost of insurance and administrative charges................      (199,096)       (37,922)
Surrenders and forfeitures..................................        (8,933)        (1,802)
Transfers between investment portfolios.....................     6,295,274      1,497,262
Net withdrawals due to policy loans.........................       (29,165)        (6,695)
                                                               -----------     ----------
Net increase in net assets derived from policy
  transactions..............................................     7,220,761      1,667,036
                                                               -----------     ----------
Capital contribution from Provident Mutual Life Insurance
  Company...................................................        25,000         25,000
                                                               -----------     ----------
Total increase in net assets................................     5,917,949      1,688,509
NET ASSETS
  Beginning of year.........................................
                                                               -----------     ----------
  End of year...............................................   $ 5,917,949     $1,688,509
                                                               ===========     ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                                          MONEY                     AGGRESSIVE
                                                           GROWTH         MARKET         BOND         GROWTH      INTERNATIONAL
                                                          SEPARATE       SEPARATE      SEPARATE      SEPARATE       SEPARATE
                                                          ACCOUNT        ACCOUNT        ACCOUNT       ACCOUNT        ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss) income..........................  $   (656,130)  $  1,500,345   $   115,337   $   (53,124)   $   183,340
Net realized gain on investments......................    13,224,393                      245,232     6,344,491      3,443,745
Net unrealized (depreciation) appreciation of
  investments during the year.........................    (6,941,476)                    (953,188)     (781,299)     8,305,698
                                                        ------------   ------------   -----------   -----------    -----------
Net increase (decrease) in net assets from
  operations..........................................     5,626,787      1,500,345      (592,619)    5,510,068     11,932,783
                                                        ------------   ------------   -----------   -----------    -----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums...........................    25,559,470     45,254,470     2,928,215     6,725,432      7,926,796
Cost of insurance and administrative charges..........   (11,000,645)    (4,882,943)   (1,170,041)   (2,733,161)    (3,081,714)
Surrenders and forfeitures............................   (13,471,793)    (2,245,501)   (1,146,196)   (2,039,064)    (1,675,257)
Transfers between investment portfolios...............   (15,622,188)   (29,928,701)     (784,382)   (4,058,353)    (4,171,437)
Net (withdrawals) repayments due to policy loans......    (1,509,720)       (55,132)      333,554      (257,031)      (333,439)
Withdrawals due to death benefits.....................      (328,808)      (105,788)      (39,302)      (28,015)       (49,046)
                                                        ------------   ------------   -----------   -----------    -----------
Net increase (decrease) in net assets derived from
  policy transactions.................................   (16,373,684)     8,036,405       121,848    (2,390,192)    (1,384,097)
                                                        ------------   ------------   -----------   -----------    -----------
Total (decrease) increase in net assets...............   (10,746,897)     9,536,750      (470,771)    3,119,876     10,548,686
NET ASSETS
  Beginning of year...................................   231,732,483     32,922,532    15,341,968    38,952,929     43,955,061
                                                        ------------   ------------   -----------   -----------    -----------
  End of year.........................................  $220,985,586   $ 42,459,282   $14,871,197   $42,072,805    $54,503,747
                                                        ============   ============   ===========   ===========    ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                                               VARIABLE SEPARATE ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
                                                                           ALL PRO      ALL PRO       ALL PRO      ALL PRO
                                                                          LARGE CAP    LARGE CAP     SMALL CAP    SMALL CAP
                                                             MANAGED       GROWTH        VALUE        GROWTH        VALUE
                                                           SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).............................  $    16,403   $  (106,008)  $ (23,731)   $   (74,986)  $  (20,317)
Net realized gain (loss) on investments..................    3,285,170       937,158     141,631      1,098,185     (295,056)
Net unrealized (depreciation) appreciation of investments
  during the year........................................   (3,470,098)    2,527,944    (319,952)     8,526,679         (746)
                                                           -----------   -----------   ----------   -----------   ----------
Net (decrease) increase in net assets from operations....     (168,525)    3,359,094    (202,052)     9,549,878     (316,119)
                                                           -----------   -----------   ----------   -----------   ----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums..............................    5,336,853     3,974,650   1,765,693      2,424,562    1,267,496
Cost of insurance and administrative charges.............   (2,630,602)   (1,316,182)   (580,616)      (697,076)    (343,372)
Surrenders and forfeitures...............................   (1,794,972)     (510,138)   (118,076)      (263,663)     (53,089)
Transfers between investment portfolios..................    3,744,142    14,042,452   4,604,631      8,628,255      670,018
Net withdrawals due to policy loans......................     (237,231)     (169,856)    (83,273)      (180,314)     (19,891)
Withdrawals due to death benefits........................     (110,679)      (12,140)                    (6,005)
                                                           -----------   -----------   ----------   -----------   ----------
Net increase in net assets derived from policy
  transactions...........................................    4,307,511    16,008,786   5,588,359      9,905,759    1,521,162
                                                           -----------   -----------   ----------   -----------   ----------
Capital contribution from Provident Mutual Life Insurance
  Company................................................                                                25,000
                                                           -----------   -----------   ----------   -----------   ----------
Total increase in net assets.............................    4,138,986    19,367,880   5,386,307     19,480,637    1,205,043
NET ASSETS
  Beginning of year......................................   41,032,973     4,269,333   3,495,676      4,567,359    3,153,886
                                                           -----------   -----------   ----------   -----------   ----------
  End of year............................................  $45,171,959   $23,637,213   $8,881,983   $24,047,996   $4,358,929
                                                           ===========   ===========   ==========   ===========   ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statement of Changes in Net Assets for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                              ZERO COUPON BOND
                                                              SEPARATE ACCOUNT
------------------------------------------------------------------------------
                                                                2006 SERIES
                                                                 SUBACCOUNT
------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss.........................................    $  (118,127)
Net realized gain on investments............................        504,592
Net unrealized depreciation of investments during the
  year......................................................     (1,271,074)
                                                                -----------
Net decrease in net assets from operations..................       (884,609)
                                                                -----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums.................................      2,272,109
Cost of insurance and administrative charges................     (1,094,364)
Surrenders and forfeitures..................................       (276,872)
Transfers between investment portfolios.....................        288,024
Net repayments due to policy loans..........................         10,863
Withdrawals due to death benefits...........................        (16,728)
                                                                -----------
Net increase in net assets derived from policy
  transactions..............................................      1,183,032
                                                                -----------
Return of capital to Provident Mutual Life Insurance
  Company...................................................        (30,000)
                                                                -----------
Total increase in net assets................................        268,423
NET ASSETS
  Beginning of year.........................................     12,589,292
                                                                -----------
  End of year...............................................    $12,857,715
                                                                ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                                          VARIABLE SEPARATE ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
                                               FIDELITY                     FIDELITY                    FIDELITY
                                               EQUITY-        FIDELITY        HIGH        FIDELITY        ASSET        FIDELITY
                                                INCOME         GROWTH        INCOME       OVERSEAS       MANAGER      INDEX 500
                                              SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)...............  $    903,877   $ (1,119,329)  $ 1,597,456   $   266,685   $ 1,311,456   $    193,633
Net realized gain (loss) on investments....     8,638,996     24,847,780      (465,929)    2,198,848     3,093,523      4,801,112
Net unrealized (depreciation) appreciation
  of investments during the year...........    (2,835,894)    43,867,646       300,490    13,408,527       872,500     25,293,599
                                             ------------   ------------   -----------   -----------   -----------   ------------
Net increase in net assets from
  operations...............................     6,706,979     67,596,097     1,432,017    15,874,060     5,277,479     30,288,344
                                             ------------   ------------   -----------   -----------   -----------   ------------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums................    26,300,878     36,742,390     4,187,437     8,759,380     8,961,592     42,870,989
Cost of insurance and administrative
  charges..................................   (10,154,078)   (13,681,370)   (1,605,749)   (2,892,929)   (3,769,280)   (14,259,424)
Surrenders and forfeitures.................    (3,592,990)    (7,044,356)     (516,102)   (1,126,817)   (2,114,552)    (4,999,798)
Transfers between investment portfolios....    (3,881,832)    15,811,209    (3,043,663)      498,950    (1,063,797)    19,021,170
Net withdrawals due to policy loans........    (1,209,316)    (2,498,144)     (118,715)     (314,727)     (322,758)    (2,757,490)
Withdrawals due to death benefits..........      (127,564)       (73,911)       (7,992)      (54,224)     (183,435)      (144,419)
                                             ------------   ------------   -----------   -----------   -----------   ------------
Net increase in net assets derived from
  policy transactions......................     7,335,098     29,255,818    (1,104,784)    4,869,633     1,507,770     39,731,028
                                             ------------   ------------   -----------   -----------   -----------   ------------
Total increase in net assets...............    14,042,077     96,851,915       327,233    20,743,693     6,785,249     70,019,372
NET ASSETS
  Beginning of year........................   121,049,822    168,739,937    18,909,708    34,695,793    50,171,333    130,785,727
                                             ------------   ------------   -----------   -----------   -----------   ------------
  End of year..............................  $135,091,899   $265,591,852   $19,236,941   $55,439,486   $56,956,582   $200,805,099
                                             ============   ============   ===========   ===========   ===========   ============

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                                         VARIABLE SEPARATE ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
                                            FIDELITY                     NEUBERGER     NEUBERGER      NEUBERGER       NEUBERGER
                                           INVESTMENT      FIDELITY        BERMAN       BERMAN      BERMAN LIMITED     BERMAN
                                           GRADE BOND    CONTRAFUND(R)    BALANCED      GROWTH      MATURITY BOND     PARTNERS
                                           SUBACCOUNT     SUBACCOUNT     SUBACCOUNT   SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).............  $  413,755     $  (204,570)   $ 105,172    $   (66,971)    $  336,961     $  (119,528)
Net realized gain (loss) on
  investments............................     353,970       2,679,344       90,944        272,816        (50,951)        180,282
Net unrealized (depreciation)
  appreciation of investments during the
  year...................................  (1,033,121)     11,740,181     (277,919)      (829,761)      (224,820)       (424,672)
                                           -----------    -----------    ----------   -----------     ----------     -----------
Net (decrease) increase in net assets
  from operations........................    (265,396)     14,214,955      (81,803)      (623,916)        61,190        (363,918)
                                           -----------    -----------    ----------   -----------     ----------     -----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums..............   4,032,775      17,802,373      565,791      1,959,156      2,091,724       4,323,983
Cost of insurance and administrative
  charges................................  (1,422,000)     (5,378,405)    (246,888)      (781,892)      (584,928)     (1,732,241)
Surrenders and forfeitures...............    (363,847)     (1,262,113)     (99,384)      (382,062)       (81,946)       (835,368)
Transfers between investment
  portfolios.............................   2,875,172      12,332,491    (7,607,944)  (30,210,653)       734,126      26,875,968
Net withdrawals due to policy loans......     (91,716)       (729,208)     (26,232)      (119,608)        (7,993)       (145,504)
Withdrawals due to death benefits........      (2,577)        (10,570)        (275)       (18,835)                       (21,808)
                                           -----------    -----------    ----------   -----------     ----------     -----------
Net increase (decrease) in net assets
  derived from policy transactions.......   5,027,807      22,754,568    (7,414,932)  (29,553,894)     2,150,983      28,465,030
                                           -----------    -----------    ----------   -----------     ----------     -----------
Total increase (decrease) in net
  assets.................................   4,762,411      36,969,523    (7,496,735)  (30,177,810)     2,212,173      28,101,112
NET ASSETS
  Beginning of year......................  13,990,631      46,177,083    7,496,735     30,177,810      6,584,164       1,721,436
                                           -----------    -----------    ----------   -----------     ----------     -----------
  End of year............................  $18,753,042    $83,146,606           --             --     $8,796,337     $29,822,548
                                           ===========    ===========    ==========   ===========     ==========     ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                                     VARIABLE SEPARATE ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
                                          AMERICAN                                  VAN ECK      VAN ECK
                                         CENTURY VP     VAN ECK       VAN ECK      WORLDWIDE    WORLDWIDE    ALGER AMERICAN
                                          CAPITAL      WORLDWIDE     WORLDWIDE     EMERGING        REAL          SMALL
                                        APPRECIATION      BOND      HARD ASSETS     MARKETS       ESTATE     CAPITALIZATION
                                         SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss) income..........  $   (17,307)   $ 181,866    $   14,663    $   (69,910)   $  4,918     $  (213,671)
Net realized (loss) gain on
  investments.........................     (302,618)      92,205      (325,178)    (1,010,030)    (17,087)      4,706,963
Net unrealized appreciation
  (depreciation) of investments during
  the year............................      901,802     (774,924)      752,308      9,614,928      (6,493)      7,862,795
                                        -----------    ----------   ----------    -----------    --------     -----------
Net increase (decrease) in net assets
  from operations.....................      581,877     (500,853)      441,793      8,534,988     (18,662)     12,356,087
                                        -----------    ----------   ----------    -----------    --------     -----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums...........      726,731    1,312,452       714,639      2,966,545     242,709       7,735,292
Cost of insurance and administrative
  charges.............................     (275,934)    (477,757)     (245,907)      (949,758)    (59,562)     (2,568,433)
Surrenders and forfeitures............     (114,281)    (230,911)     (400,502)      (468,935)     (2,705)       (748,345)
Transfers between investment
  portfolios..........................   (8,445,347)      59,808       175,667      2,993,928     122,943      (4,251,852)
Net withdrawals due to policy loans...      (33,028)     (22,317)      (10,258)      (256,405)    (13,070)       (271,486)
Withdrawals due to death benefits.....      (19,365)      (3,213)          (65)       (10,061)                    (14,375)
                                        -----------    ----------   ----------    -----------    --------     -----------
Net (decrease) increase in net assets
  derived from policy transactions....   (8,161,224)     638,062       233,574      4,275,314     290,315        (119,199)
                                        -----------    ----------   ----------    -----------    --------     -----------
Total (decrease) increase in net
  assets..............................   (7,579,347)     137,209       675,367     12,810,302     271,653      12,236,888
NET ASSETS
  Beginning of year...................    7,579,347    5,706,713     2,068,288      6,233,056     441,930      28,994,535
                                        -----------    ----------   ----------    -----------    --------     -----------
  End of year.........................           --    $5,843,922   $2,743,655    $19,043,358    $713,583     $41,231,423
                                        ===========    ==========   ==========    ===========    ========     ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                              MONEY                                   AGGRESSIVE
                                               GROWTH         MARKET         BOND         MANAGED       GROWTH      INTERNATIONAL
                                              SEPARATE       SEPARATE      SEPARATE      SEPARATE      SEPARATE       SEPARATE
                                              ACCOUNT        ACCOUNT        ACCOUNT       ACCOUNT       ACCOUNT        ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)..............  $  2,015,707   $  1,155,196   $   726,209   $   981,226   $    30,469    $      (337)
Net realized gain (loss) on investments...    31,131,852                      (11,168)    2,550,529     4,068,180      3,249,185
Net unrealized appreciation (depreciation)
  of investments during the year..........    (6,293,297)                     343,092       787,119    (1,531,022)       400,480
                                            ------------   ------------   -----------   -----------   -----------    -----------
Net increase in net assets from
  operations..............................    26,854,262      1,155,196     1,058,133     4,318,874     2,567,627      3,649,328
                                            ------------   ------------   -----------   -----------   -----------    -----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums...............    28,487,988     42,570,677     3,219,583     5,309,169     8,253,971      9,038,100
Cost of insurance and administrative
  charges.................................   (11,790,141)    (4,378,001)   (1,242,032)   (2,278,565)   (2,885,869)    (3,272,446)
Surrenders and forfeitures................   (10,126,139)    (1,249,337)     (749,106)   (1,714,811)   (1,487,419)    (1,684,922)
Transfers between investment portfolios...    (4,250,025)   (27,362,632)     (267,299)       85,860    (1,510,108)    (1,968,516)
Net withdrawals due to policy loans.......    (3,633,955)      (704,376)      (54,451)     (593,757)     (764,231)      (536,465)
Withdrawals due to death benefits.........      (366,282)       (11,907)      (13,393)     (116,767)       (3,286)       (32,142)
                                            ------------   ------------   -----------   -----------   -----------    -----------
Net increase (decrease) in net assets
  derived from policy transactions........    (1,678,554)     8,864,424       893,302       691,129     1,603,058      1,543,609
                                            ------------   ------------   -----------   -----------   -----------    -----------
Return of capital to Provident Mutual Life
  Insurance Company.......................      (225,000)       (90,000)      (90,000)     (150,000)     (145,000)
                                            ------------   ------------   -----------   -----------   -----------    -----------
Total increase in net assets..............    24,950,708      9,929,620     1,861,435     4,860,003     4,025,685      5,192,937
NET ASSETS
  Beginning of year.......................   206,781,775     22,992,912    13,480,533    36,172,970    34,927,244     38,762,124
                                            ------------   ------------   -----------   -----------   -----------    -----------
  End of year.............................  $231,732,483   $ 32,922,532   $15,341,968   $41,032,973   $38,952,929    $43,955,061
                                            ============   ============   ===========   ===========   ===========    ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                                          VARIABLE SEPARATE ACCOUNT
---------------------------------------------------------------------------------------------------------------
                                                               ALL PRO      ALL PRO      ALL PRO      ALL PRO
                                                              LARGE CAP    LARGE CAP    SMALL CAP    SMALL CAP
                                                                GROWTH       VALUE        GROWTH       VALUE
                                                              SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
---------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss.........................................  $ (10,444)   $  (7,828)   $  (8,535)   $   (6,110)
Net realized gain (loss) on investments.....................    114,538        1,976      (75,896)      (65,921)
Net unrealized appreciation of investments during the
  year......................................................    511,417      139,747      403,798        13,283
                                                              ----------   ----------   ----------   ----------
Net increase (decrease) in net assets from operations.......    615,511      133,895      319,367       (58,748)
                                                              ----------   ----------   ----------   ----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums.................................    725,893      525,241      411,183       435,729
Cost of insurance and administrative charges................   (130,570)    (104,161)    (102,177)      (82,507)
Surrenders and forfeitures..................................    (25,602)     (12,569)     (16,057)      (10,719)
Transfers between investment portfolios.....................  3,077,201    2,946,905    3,944,529     2,851,353
Net withdrawals due to policy loans.........................    (18,029)     (13,665)     (11,262)       (6,094)
Withdrawals due to death benefits...........................        (71)      (4,970)      (3,224)         (128)
                                                              ----------   ----------   ----------   ----------
Net increase in net assets derived from policy
  transactions..............................................  3,628,822    3,336,781    4,222,992     3,187,634
                                                              ----------   ----------   ----------   ----------
Capital contribution from Provident Mutual Life Insurance
  Company...................................................     25,000       25,000       25,000        25,000
                                                              ----------   ----------   ----------   ----------
Total increase in net assets................................  4,269,333    3,495,676    4,567,359     3,153,886
NET ASSETS
  Beginning of year.........................................         --           --           --            --
                                                              ----------   ----------   ----------   ----------
  End of year...............................................  $4,269,333   $3,495,676   $4,567,359   $3,153,886
                                                              ==========   ==========   ==========   ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statement of Changes in Net Assets for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                              ZERO COUPON BOND
                                                              SEPARATE ACCOUNT
------------------------------------------------------------------------------
                                                                2006 SERIES
                                                                 SUBACCOUNT
------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss.........................................    $   (99,846)
Net realized gain on investments............................        570,514
Net unrealized appreciation of investments during the
  year......................................................        808,299
                                                                -----------
Net increase in net assets from operations..................      1,278,967
                                                                -----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums.................................      2,832,198
Cost of insurance and administrative charges................       (969,558)
Surrenders and forfeitures..................................       (429,018)
Transfers between investment portfolios.....................      1,324,943
Net repayments due to policy loans..........................         34,044
Withdrawals due to death benefits...........................        (19,270)
                                                                -----------
Net increase in net assets derived from policy
  transactions..............................................      2,773,339
                                                                -----------
Return of capital to Provident Mutual Life Insurance
  Company...................................................       (105,000)
                                                                -----------
Total increase in net assets................................      3,947,306
NET ASSETS
  Beginning of year.........................................      8,641,986
                                                                -----------
  End of year...............................................    $12,589,292
                                                                ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                                          VARIABLE SEPARATE ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
                                               FIDELITY                     FIDELITY                    FIDELITY
                                               EQUITY-        FIDELITY        HIGH        FIDELITY        ASSET        FIDELITY
                                                INCOME         GROWTH        INCOME       OVERSEAS       MANAGER      INDEX 500
                                              SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)...............  $    592,079   $   (356,088)  $   999,219   $   292,561   $ 1,023,972   $    209,196
Net realized gain on investments...........     7,627,428     20,456,568       849,640     3,197,810     4,862,002      4,037,742
Net unrealized appreciation (depreciation)
  of investments during the year...........     2,705,182     25,250,942    (2,866,128)     (392,699)      273,269     20,059,318
                                             ------------   ------------   -----------   -----------   -----------   ------------
Net increase (decrease) in net assets from
  operations...............................    10,924,689     45,351,422    (1,017,269)    3,097,672     6,159,243     24,306,256
                                             ------------   ------------   -----------   -----------   -----------   ------------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums................    27,977,450     31,856,978     5,041,566     8,709,088     8,574,753     36,145,166
Cost of insurance and administrative
  charges..................................    (9,325,323)   (10,947,922)   (1,559,923)   (2,449,969)   (3,512,324)    (9,903,927)
Surrenders and forfeitures.................    (3,383,688)    (3,590,928)     (374,107)     (760,286)   (1,937,981)    (2,610,441)
Transfers between investment portfolios....     2,645,244     (1,393,335)    1,625,735     2,091,205       293,923     11,705,877
Net withdrawals due to policy loans........    (1,328,279)    (2,014,498)     (101,389)     (371,567)   (1,412,127)      (876,423)
Withdrawals due to death benefits..........      (260,037)       (10,155)       (7,237)      (20,317)      (69,814)       (10,632)
                                             ------------   ------------   -----------   -----------   -----------   ------------
Net increase in net assets derived from
  policy transactions......................    16,325,367     13,900,140     4,624,645     7,198,154     1,936,430     34,449,620
                                             ------------   ------------   -----------   -----------   -----------   ------------
Return of capital to Provident Mutual Life
  Insurance Company........................                     (165,000)                                  (85,000)       (35,000)
                                             ------------   ------------   -----------   -----------   -----------   ------------
Total increase in net assets...............    27,250,056     59,086,562     3,607,376    10,295,826     8,010,673     58,720,876
NET ASSETS
  Beginning of year........................    93,799,766    109,653,375    15,302,332    24,399,967    42,160,660     72,064,851
                                             ------------   ------------   -----------   -----------   -----------   ------------
  End of year..............................  $121,049,822   $168,739,937   $18,909,708   $34,695,793   $50,171,333   $130,785,727
                                             ============   ============   ===========   ===========   ===========   ============

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                                       VARIABLE SEPARATE ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
                                          FIDELITY                     NEUBERGER     NEUBERGER       NEUBERGER       NEUBERGER
                                         INVESTMENT      FIDELITY       & BERMAN     & BERMAN     & BERMAN LIMITED    & BERMAN
                                         GRADE BOND    CONTRAFUND(R)    BALANCED      GROWTH       MATURITY BOND      PARTNERS
                                         SUBACCOUNT     SUBACCOUNT     SUBACCOUNT   SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)...........  $  326,175     $   (52,554)   $ 108,409    $  (192,792)     $  240,987      $   (3,466)
Net realized gain (loss) on
  investments..........................     180,741       4,000,568      991,410      7,395,300         (32,935)         (5,901)
Net unrealized appreciation
  (depreciation) of investments during
  the year.............................     286,871       5,407,580     (317,398)    (3,408,254)        (29,896)         62,679
                                         -----------    -----------    ----------   -----------      ----------      ----------
Net increase in net assets from
  operations...........................     793,787       9,355,594      782,421      3,794,254         178,156          53,312
                                         -----------    -----------    ----------   -----------      ----------      ----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums............   3,706,491      13,012,021    1,808,394      7,614,497       1,892,852         512,666
Cost of insurance and administrative
  charges..............................    (970,841)     (3,458,508)    (816,326)    (2,663,861)       (385,317)        (75,140)
Surrenders and forfeitures.............    (204,537)       (761,006)    (300,676)      (903,644)       (118,480)        (15,003)
Transfers between investment
  portfolios...........................   2,902,448       2,904,831     (196,593)    (2,357,815)        821,901       1,220,644
Net withdrawals due to policy loans....    (130,121)       (302,099)    (108,962)      (393,122)        (27,411)
Withdrawals due to death benefits......      (4,526)         (5,234)     (17,898)       (28,362)           (520)            (43)
                                         -----------    -----------    ----------   -----------      ----------      ----------
Net increase in net assets derived from
  policy transactions..................   5,298,914      11,390,005      367,939      1,267,693       2,183,025       1,643,124
                                         -----------    -----------    ----------   -----------      ----------      ----------
(Return of capital to) capital
  contribution from Provident Mutual
  Life Insurance Company...............                                  (35,000)       (25,000)                         25,000
                                         -----------    -----------    ----------   -----------      ----------      ----------
Total increase in net assets...........   6,092,701      20,745,599    1,115,360      5,036,947       2,361,181       1,721,436
NET ASSETS
  Beginning of year....................   7,897,930      25,431,484    6,381,375     25,140,863       4,222,983
                                         -----------    -----------    ----------   -----------      ----------      ----------
  End of year..........................  $13,990,631    $46,177,083    $7,496,735   $30,177,810      $6,584,164      $1,721,436
                                         ===========    ===========    ==========   ===========      ==========      ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Variable Separate Accounts
of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                                     VARIABLE SEPARATE ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
                                          AMERICAN                                  VAN ECK      VAN ECK
                                         CENTURY VP     VAN ECK       VAN ECK      WORLDWIDE    WORLDWIDE    ALGER AMERICAN
                                          CAPITAL      WORLDWIDE     WORLDWIDE     EMERGING        REAL          SMALL
                                        APPRECIATION      BOND      HARD ASSETS     MARKETS       ESTATE     CAPITALIZATION
                                         SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)..........  $   (53,235)   $   5,836    $     (877)   $    10,807    $ (1,150)    $  (159,984)
Net realized gain (loss) on
  investments.........................     (275,146)      38,421       182,364       (372,857)     (8,482)      3,150,039
Net unrealized appreciation
  (depreciation) of investments during
  the year............................      122,964      529,032    (1,104,896)    (2,208,689)    (12,423)        573,841
                                        -----------    ----------   -----------   -----------    --------     -----------
Net increase (decrease) in net assets
  from operations.....................     (205,417)     573,289      (923,409)    (2,570,739)    (22,055)      3,563,896
                                        -----------    ----------   -----------   -----------    --------     -----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums...........    2,677,232    1,463,635       869,978      3,517,907      66,543       8,859,577
Cost of insurance and administrative
  charges.............................     (949,325)    (466,749)     (243,816)      (930,984)    (14,501)     (2,479,481)
Surrenders and forfeitures............     (250,766)    (222,795)      (75,816)      (104,943)     (2,855)       (543,395)
Transfers between investment
  portfolios..........................   (2,037,281)      54,538      (330,819)        10,460     379,923       1,167,869
Net withdrawals due to policy loans...      (97,850)     (68,651)      (18,815)       (86,630)        (82)       (292,596)
Withdrawals due to death benefits.....       (1,650)      (3,689)         (183)          (924)        (43)        (14,148)
                                        -----------    ----------   -----------   -----------    --------     -----------
Net increase (decrease) in net assets
  derived from policy transactions....     (659,640)     756,289       200,529      2,404,886     428,985       6,697,826
                                        -----------    ----------   -----------   -----------    --------     -----------
Capital contribution from Provident
  Mutual Life Insurance Company.......       10,000                     10,000         35,000      35,000
                                        -----------    ----------   -----------   -----------    --------     -----------

Total increase (decrease) in net
  assets..............................     (855,057)   1,329,578      (712,880)      (130,853)    441,930      10,261,722
NET ASSETS
  Beginning of year...................    8,434,404    4,377,135     2,781,168      6,363,909                  18,732,813
                                        -----------    ----------   -----------   -----------    --------     -----------
  End of year.........................  $ 7,579,347    $5,706,713   $2,068,288    $ 6,233,056    $441,930     $28,994,535
                                        ===========    ==========   ===========   ===========    ========     ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements

--------------------------------------------------------------------------------

1. ORGANIZATION

The Provident Mutual Variable Life Separate Account (Separate Account) was established by Provident Mutual Life Insurance Company (Provident Mutual) under the provisions of the Pennsylvania Insurance Law. The Separate Account is a separate investment account to which assets are allocated to support the benefits payable under single premium, modified premium, scheduled premium and flexible premium adjustable variable life insurance policies (the Policies). The Market Street Fund Growth, Money Market, Bond and Managed Subaccounts are the only subaccounts available with single premium and scheduled premium policies and the Zero Coupon Bond Subaccount is not available with scheduled premium policies.

The Policies are distributed principally through career agents and brokers.

Provident Mutual has structured the Separate Account as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Separate Account is comprised of twenty-eight Subaccounts: the Growth, Money Market, Bond, Managed, Aggressive Growth and International Subaccounts (formerly the Growth, Money Market, Bond, Managed, Aggressive Growth and International Separate Accounts) and the All Pro Large Cap Growth, All Pro Large Cap Value, All Pro Small Cap Growth, All Pro Small Cap Value and the Equity 500 Index Subaccounts invest in the corresponding portfolios of the Market Street Fund, Inc. The Zero Coupon Bond 2006 Series Subaccount (formerly the Zero Coupon Bond Separate Account) invests in the 2006 Series Portfolio of the Zero Coupon Trust. Funds are transferred to Merrill Lynch, Pierce, Fenner & Smith (MLPFS), who serves as sponsor of The Stripped ("Zero") U.S. Treasury Securities Fund, Provident Mutual Series A (Zero Coupon Trust). The Fidelity Equity-Income, Fidelity Growth, Fidelity High Income and Fidelity Overseas Subaccounts invest in the corresponding portfolios of the Variable Insurance Products Fund; the Fidelity Asset Manager, Fidelity Investment Grade Bond and Fidelity Contrafund Subaccounts invest in the corresponding portfolios of the Variable Insurance Products Fund II; Neuberger Berman Limited Maturity Bond and Neuberger Berman Partners Subaccounts invest in the corresponding portfolios of the Neuberger Berman Advisers Management Trust; the Van Eck Worldwide Bond, Van Eck Worldwide Hard Assets, Van Eck Worldwide Emerging Markets and Van Eck Worldwide Real Estate Subaccounts invest in the corresponding portfolios of the Van Eck Worldwide Insurance Trust; the Alger American Small Capitalization Subaccount invests in the corresponding portfolio of the Alger American Fund; the Strong Mid Cap Growth Fund II Subaccount invests in the corresponding portfolio of the Strong Variable Insurance Funds, Inc.; and the Strong Opportunity Fund II Subaccount invests in the corresponding portfolio of the Strong Opportunity Fund II, Inc.

At the close of business on April 30, 1999, the Neuberger Berman Growth Subaccount, Neuberger Berman Balanced Subaccount and American Century VP Capital Appreciation Subaccount were terminated and the investments were transferred to the Neuberger Berman Partners Subaccount, the Managed Subaccount and the All Pro Large Cap Growth Subaccount, respectively. In addition, the assets of the Provident Mutual Managed Separate Account were transferred to a newly established subaccount (the "Managed Subaccount") of the Variable Separate Account, and the Provident Mutual Managed Separate Account ceased to exist. At the close of business on February 7, 2000, the Fidelity Index 500 Subaccount was terminated and the investments were transferred to the newly established Market Street Fund Equity 500 Index Subaccount. At the close of business on April 30, 2000, the assets of the Growth, Money Market, Bond, Aggressive Growth, International and Zero Coupon Bond Separate Accounts were transferred to newly established subaccounts (the Growth, Money Market, Bond, Aggressive Growth, International and Zero Coupon Bond 2006 Series Subaccounts, respectively), and the Provident Mutual Growth, Money Market, Bond, Aggressive Growth, International and Zero Coupon Bond Separate

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

1. ORGANIZATION, CONTINUED

Accounts ceased to exist. At the close of business on January 26, 2001, the assets of the Market Street Fund Growth, Managed and Aggressive Growth Subaccounts were transferred to newly established subaccounts (the All-Pro Broad Equity, Balanced and Mid Cap Growth Subaccounts, respectively), and the Growth, Managed and Aggressive Growth Subaccounts ceased to exist.

Net premiums from in-force policies are allocated to the Subaccounts in accordance with policyholder instructions and are recorded as variable life policy transactions in the statements of changes in net assets. Such amounts are used to provide money to pay benefits under the policies (Note 4). The Separate Account's assets are the property of Provident Mutual.

Transfers between investment portfolios include transfers between the Subaccounts and the Guaranteed Account (not shown), which is part of Provident Mutual's General Account.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account included in the financial statements.

 Investment Valuation:

Investment shares are valued at the net asset values of the respective portfolios. Transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date.

 Realized Gains and Losses:

Realized gains and losses on sales of investment shares are determined using the specific identification basis for financial reporting and income tax purposes.

 Federal Income Taxes:

The operation of the Separate Account is included in the Federal income tax return of Provident Mutual. Under the provisions of the policies, Provident Mutual has the right to charge the Separate Account for Federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax.

 Estimates:

The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported values of assets and liabilities and the reported amounts from operations and policy transactions during the period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS

At December 31, 2000, the investments of the respective Subaccounts are as follows:

------------------------------------------------------------------------------------------------------
                                                                SHARES         COST       MARKET VALUE
------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Portfolio..........................................  10,803,730   $177,341,462   $207,215,533
  Money Market Portfolio....................................  39,190,829    $39,190,829    $39,190,829
  Bond Portfolio............................................   1,431,868    $15,254,668    $15,621,676
  Managed Portfolio.........................................   2,611,475    $39,716,205    $43,846,667
  Aggressive Growth Portfolio...............................   2,430,197    $49,345,923    $67,340,759
  International Portfolio...................................   3,697,549    $49,243,319    $52,320,314
  All Pro Large Cap Growth Portfolio........................   2,222,413    $29,161,465    $25,557,745
  All Pro Large Cap Value Portfolio.........................   1,084,859    $10,867,470    $10,913,681
  All Pro Small Cap Growth Portfolio........................   2,378,152    $40,632,852    $34,197,822
  All Pro Small Cap Value Portfolio.........................   1,073,045     $8,272,636     $9,786,169
  Equity 500 Index Portfolio................................  20,874,138   $208,634,170   $195,381,928
The Stripped ("Zero") U.S. Treasury Securities Fund,
  Provident Mutual Series A:
  2006 Series...............................................  16,794,281    $11,187,612    $13,134,529
Variable Insurance Products Fund:
  Equity-Income Portfolio...................................   5,382,663   $121,134,838   $137,365,562
  Growth Portfolio..........................................   6,073,187   $235,507,567   $265,094,618
  High Income Portfolio.....................................   2,165,079    $22,772,200    $17,710,346
  Overseas Portfolio........................................   2,808,105    $59,795,489    $56,134,017
Variable Insurance Products Fund II:
  Asset Manager Portfolio...................................   3,343,291    $54,598,650    $53,492,659
  Investment Grade Bond Portfolio...........................   1,820,627    $22,293,092    $22,921,691
  Contrafund Portfolio......................................   3,928,347    $91,241,190    $93,258,952
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Portfolio...........................     647,327     $8,536,914     $8,525,290
  Partners Portfolio........................................   1,770,453    $32,953,016    $28,645,930
Van Eck Worldwide InsuranceTrust:
  Van Eck Worldwide Bond Portfolio..........................     539,640     $5,881,616     $5,596,062
  Van Eck Worldwide Hard Assets Portfolio...................     311,574     $3,537,163     $3,760,696
  Van Eck Worldwide Emerging Markets Portfolio..............   1,573,144    $16,674,522    $13,041,363
  Van Eck Worldwide Real Estate Portfolio...................     124,651     $1,191,301     $1,323,790
Alger American Fund:
  Alger American Small Capitalization Portfolio.............   1,562,283    $54,706,944    $36,698,020
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II.............................     250,125     $7,644,166     $5,917,949
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II................................      70,531     $1,879,852     $1,688,509

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

During the years ended December 31, 2000, 1999 and 1998, transactions in investment shares were as follows:
--------------------------------------------------------------------------------

                                                                       MARKET STREET FUND, INC.
-----------------------------------------------------------------------------------------------------------------------------
                                                    GROWTH PORTFOLIO                         MONEY MARKET PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                            2000          1999          1998           2000           1999           1998
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased.......................      352,303       583,435       768,646     28,166,719     53,950,916     44,184,953
Shares received from reinvestment of:
  Dividends............................      176,726        42,000       151,409      2,379,876      1,691,216      1,311,070
  Capital gain distributions...........      789,270       245,351     1,670,894
                                         -----------   -----------   -----------   ------------   ------------   ------------
Total shares acquired..................    1,318,299       870,786     2,590,949     30,546,595     55,642,132     45,496,023
Total shares redeemed..................   (2,189,094)   (1,515,691)     (903,255)   (33,214,626)   (44,726,560)   (37,178,305)
                                         -----------   -----------   -----------   ------------   ------------   ------------
Net (decrease) increase in shares
  owned................................     (870,795)     (644,905)    1,687,694     (2,668,031)    10,915,572      8,317,718
Shares owned, beginning of year........   11,674,525    12,319,430    10,631,736     41,858,860     30,943,288     22,625,570
                                         -----------   -----------   -----------   ------------   ------------   ------------
Shares owned, end of year..............   10,803,730    11,674,525    12,319,430     39,190,829     41,858,860     30,943,288
                                         ===========   ===========   ===========   ============   ============   ============
Cost of shares acquired................  $23,257,169   $16,420,199   $43,749,139   $ 30,546,595   $ 55,642,132   $ 45,496,023
                                         ===========   ===========   ===========   ============   ============   ============
Cost of shares redeemed................  $30,329,856   $20,214,904   $12,497,747   $ 33,214,626   $ 44,726,560   $ 37,178,305
                                         ===========   ===========   ===========   ============   ============   ============

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                           MARKET STREET FUND, INC.
-----------------------------------------------------------------------------------------------------------------------------
                                                            BOND PORTFOLIO                        MANAGED PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                    2000         1999         1998         2000         1999          1998
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased...............................     141,183      219,210      268,032      108,384       539,252      196,652
Shares received from reinvestment of:
  Dividends....................................      88,175       19,418       74,249       93,558        18,094       73,921
  Capital gain distributions...................                   15,257          190      142,096       123,388      108,786
                                                 ----------   ----------   ----------   ----------   -----------   ----------
Total shares acquired..........................     229,358      253,885      342,471      344,038       680,734      379,359
Total shares redeemed..........................    (204,269)    (215,948)    (202,735)    (424,341)     (311,045)    (178,725)
                                                 ----------   ----------   ----------   ----------   -----------   ----------
Net increase (decrease) in shares owned........      25,089       37,937      139,736      (80,303)      369,689      200,634
Shares owned, beginning of year................   1,406,779    1,368,842    1,229,106    2,691,778     2,322,089    2,121,455
                                                 ----------   ----------   ----------   ----------   -----------   ----------
Shares owned, end of year......................   1,431,868    1,406,779    1,368,842    2,611,475     2,691,778    2,322,089
                                                 ==========   ==========   ==========   ==========   ===========   ==========
Cost of shares acquired........................  $2,335,637   $2,715,463   $3,781,286   $5,368,466   $11,647,117   $6,279,404
                                                 ==========   ==========   ==========   ==========   ===========   ==========
Cost of shares redeemed........................  $2,029,655   $2,236,958   $2,261,555   $5,445,752   $ 4,036,595   $2,204,017
                                                 ==========   ==========   ==========   ==========   ===========   ==========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                          MARKET STREET FUND, INC.
-----------------------------------------------------------------------------------------------------------------------------
                                                     AGGRESSIVE GROWTH PORTFOLIO               INTERNATIONAL PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                   2000          1999         1998         2000          1999         1998
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased..............................      553,798      185,830      255,330       348,266      319,053      420,358
Shares received from reinvestment of:
  Dividends...................................       59,501       10,780       13,983        96,867       38,250       22,086
  Capital gain distributions..................      124,437      267,326      133,481       384,272      196,247      212,313
                                                -----------   ----------   ----------   -----------   ----------   ----------
Total shares acquired.........................      737,736      463,936      402,794       829,405      553,550      654,757
Total shares redeemed.........................     (222,550)    (326,786)    (198,941)     (399,467)    (459,590)    (329,168)
                                                -----------   ----------   ----------   -----------   ----------   ----------
Net increase in shares owned..................      515,186      137,150      203,853       429,938       93,960      325,589
Shares owned, beginning of year...............    1,915,011    1,777,861    1,574,008     3,267,611    3,173,651    2,848,062
                                                -----------   ----------   ----------   -----------   ----------   ----------
Shares owned, end of year.....................    2,430,197    1,915,011    1,777,861     3,697,549    3,267,611    3,173,651
                                                ===========   ==========   ==========   ===========   ==========   ==========
Cost of shares acquired.......................  $17,627,767   $8,790,532   $8,305,625   $11,598,459   $7,718,908   $8,702,058
                                                ===========   ==========   ==========   ===========   ==========   ==========
Cost of shares redeemed.......................  $ 3,542,449   $4,889,357   $2,748,918   $ 4,578,895   $5,475,920   $3,909,601
                                                ===========   ==========   ==========   ===========   ==========   ==========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                          MARKET STREET FUND, INC.
-----------------------------------------------------------------------------------------------------------------------------
                                                          ALL PRO LARGE CAP                       ALL PRO LARGE CAP
                                                           GROWTH PORTFOLIO                        VALUE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                   2000          1999          1998         2000         1999         1998
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased..............................      726,694     1,590,971      469,970      393,209      798,762      403,231
Shares received from reinvestment of:
  Dividends...................................       36,329            77                     8,392        2,375
  Capital gain distributions..................       28,253
                                                -----------   -----------   ----------   ----------   ----------   ----------
Total shares acquired.........................      791,276     1,591,048      469,970      401,601      801,137      403,231
Total shares redeemed.........................     (169,216)     (353,425)    (107,240)    (206,720)    (264,257)     (50,133)
                                                -----------   -----------   ----------   ----------   ----------   ----------
Net increase in shares owned..................      622,060     1,237,623      362,730      194,881      536,880      353,098
Shares owned, beginning of year...............    1,600,353       362,730                   889,978      353,098
                                                -----------   -----------   ----------   ----------   ----------   ----------
Shares owned, end of year.....................    2,222,413     1,600,353      362,730    1,084,859      889,978      353,098
                                                ===========   ===========   ==========   ==========   ==========   ==========
Cost of shares acquired.......................  $10,703,722   $20,489,418   $4,811,412   $3,829,181   $8,205,291   $3,850,929
                                                ===========   ===========   ==========   ==========   ==========   ==========
Cost of shares redeemed.......................  $ 2,140,109   $ 3,649,482   $1,053,496   $2,023,899   $2,499,032   $  495,000
                                                ===========   ===========   ==========   ==========   ==========   ==========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                          MARKET STREET FUND, INC.
-----------------------------------------------------------------------------------------------------------------------------
                                                          ALL PRO SMALL CAP                       ALL PRO SMALL CAP
                                                           GROWTH PORTFOLIO                        VALUE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                   2000          1999          1998         2000         1999         1998
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased..............................    1,405,068     1,022,760      524,912      676,864      625,357      461,634
Shares received from reinvestment of:
  Dividends...................................       35,365                                   1,953          815
  Capital gain distributions..................        6,053
                                                -----------   -----------   ----------   ----------   ----------   ----------
Total shares acquired.........................    1,446,486     1,022,760      524,912      678,817      626,172      461,634
Total shares redeemed.........................     (343,852)     (210,238)     (61,916)    (181,588)    (432,645)     (79,345)
                                                -----------   -----------   ----------   ----------   ----------   ----------
Net increase in shares owned..................    1,102,634       812,522      462,996      497,229      193,527      382,289
Shares owned, beginning of year...............    1,275,518       462,996                   575,816      382,289
                                                -----------   -----------   ----------   ----------   ----------   ----------
Shares owned, end of year.....................    2,378,152     1,275,518      462,996    1,073,045      575,816      382,289
                                                ===========   ===========   ==========   ==========   ==========   ==========
Cost of shares acquired.......................  $28,719,866   $12,843,503   $4,739,070   $5,272,425   $4,753,608   $3,913,949
                                                ===========   ===========   ==========   ==========   ==========   ==========
Cost of shares redeemed.......................  $ 3,174,533   $ 1,889,545   $  605,509   $1,346,181   $3,547,819   $  773,346
                                                ===========   ===========   ==========   ==========   ==========   ==========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                      MARKET STREET FUND, INC.
------------------------------------------------------------------------------------------------------
                                                                    **EQUITY 500 INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------
                                                                  2000          1999          1998
------------------------------------------------------------------------------------------------------
Shares purchased............................................    21,829,106       302,321       299,337
Shares received from reinvestment of:
  Dividends.................................................                       9,640         7,854
  Capital gain distributions................................                       6,542        18,191
                                                              ------------   -----------   -----------
Total shares acquired.......................................    21,829,106       318,503       325,382
Total shares redeemed.......................................    (2,154,449)      (44,939)      (29,458)
                                                              ------------   -----------   -----------
Net increase in shares owned................................    19,674,657       273,564       295,924
Shares owned, beginning of year.............................     1,199,481       925,917       629,993
                                                              ------------   -----------   -----------
Shares owned, end of year...................................    20,874,138     1,199,481       925,917
                                                              ============   ===========   ===========
Cost of shares acquired.....................................  $220,709,156   $47,794,724   $40,378,866
                                                              ============   ===========   ===========
Cost of shares redeemed.....................................  $151,814,886   $ 3,068,951   $ 1,717,308
                                                              ============   ===========   ===========

** Prior to February 7, 2000, these funds were invested in the Index 500
   Portfolio of the Fidelity Variable Insurance Products Fund II.

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                    THE STRIPPED ("ZERO") U.S.
                                                                     TREASURY SECURITIES FUND
                                                                     PROVIDENT MUTUAL SERIES A
-----------------------------------------------------------------------------------------------------
                                                                            2006 SERIES
-----------------------------------------------------------------------------------------------------
                                                                 2000          1999          1998
-----------------------------------------------------------------------------------------------------
Shares purchased............................................    2,449,429     4,327,831     5,778,688
Shares received from reinvestment of:
  Dividends.................................................
  Capital gain distributions................................
                                                              -----------   -----------   -----------
Total shares acquired.......................................    2,449,429     4,327,831     5,778,688
Total shares redeemed.......................................   (4,300,190)   (2,887,477)   (2,207,327)
                                                              -----------   -----------   -----------
Net (decrease) increase in shares owned.....................   (1,850,761)    1,440,354     3,571,361
Shares owned, beginning of year.............................   18,645,042    17,204,688    13,633,327
                                                              -----------   -----------   -----------
Shares owned, end of year...................................   16,794,281    18,645,042    17,204,688
                                                              ===========   ===========   ===========
Cost of shares acquired.....................................  $ 1,767,579   $ 2,991,373   $ 3,919,504
                                                              ===========   ===========   ===========
Cost of shares redeemed.....................................  $ 2,367,794   $ 1,489,161   $   936,170
                                                              ===========   ===========   ===========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                    VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                    EQUITY-INCOME PORTFOLIO                      GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                               2000          1999          1998          2000          1999          1998
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased..........................      374,832       719,492       941,021       806,224       827,868       671,544
Shares received from reinvestment of:
  Dividends...............................      100,557        76,317        57,354         5,892         7,340        16,967
  Capital gain distributions..............      378,843       168,701       204,112       586,265       461,503       443,821
                                            -----------   -----------   -----------   -----------   -----------   -----------
Total shares acquired.....................      854,232       964,510     1,202,487     1,398,381     1,296,711     1,132,332
Total shares redeemed.....................     (726,019)     (472,051)     (303,748)     (160,290)     (222,256)     (327,308)
                                            -----------   -----------   -----------   -----------   -----------   -----------
Net increase in shares owned..............      128,213       492,459       898,739     1,238,091     1,074,455       805,024
Shares owned, beginning of year...........    5,254,450     4,761,991     3,863,252     4,835,096     3,760,641     2,955,617
                                            -----------   -----------   -----------   -----------   -----------   -----------
Shares owned, end of year.................    5,382,663     5,254,450     4,761,991     6,073,187     4,835,096     3,760,641
                                            ===========   ===========   ===========   ===========   ===========   ===========
Cost of shares acquired...................  $19,540,858   $24,176,018   $29,069,658   $69,994,547   $57,528,953   $40,900,308
                                            ===========   ===========   ===========   ===========   ===========   ===========
Cost of shares redeemed...................  $12,695,816   $ 7,298,047   $ 4,524,784   $ 3,429,561   $ 4,544,684   $ 7,064,688
                                            ===========   ===========   ===========   ===========   ===========   ===========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                     VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                      HIGH INCOME PORTFOLIO                     OVERSEAS PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                 2000         1999         1998          2000          1999          1998
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased............................     874,746      432,957       761,346       694,619       994,457       948,639
Shares received from reinvestment of:
  Dividends.................................     121,521      159,916        91,147        32,237        28,799        26,637
  Capital gain distributions................                    5,978        57,917       203,008        46,450        78,510
                                              ----------   ----------   -----------   -----------   -----------   -----------
Total shares acquired.......................     996,267      598,851       910,410       929,864     1,069,706     1,053,786
Total shares redeemed.......................    (532,067)    (538,016)     (397,195)     (142,148)     (779,780)     (594,155)
                                              ----------   ----------   -----------   -----------   -----------   -----------
Net increase in shares owned................     464,200       60,835       513,215       787,716       289,926       459,631
Shares owned, beginning of year.............   1,700,879    1,640,044     1,126,829     2,020,389     1,730,463     1,270,832
                                              ----------   ----------   -----------   -----------   -----------   -----------
Shares owned, end of year...................   2,165,079    1,700,879     1,640,044     2,808,105     2,020,389     1,730,463
                                              ==========   ==========   ===========   ===========   ===========   ===========
Cost of shares acquired.....................  $9,333,533   $6,614,866   $11,127,019   $22,193,797   $21,885,640   $20,460,713
                                              ==========   ==========   ===========   ===========   ===========   ===========
Cost of shares redeemed.....................  $6,878,230   $6,588,123   $ 4,653,515   $ 2,767,100   $14,550,474   $ 9,772,188
                                              ==========   ==========   ===========   ===========   ===========   ===========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                     VARIABLE INSURANCE PRODUCTS FUND II
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                   INVESTMENT GRADE
                                                       ASSET MANAGER PORTFOLIO                      BOND PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                   2000          1999         1998          2000         1999         1998
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased..............................      306,478      351,224       373,976      342,044      675,996      606,534
Shares received from reinvestment of:
  Dividends...................................      109,714       99,374        83,022      114,975       43,097       33,206
  Capital gain distributions..................      258,478      125,874       249,065                    13,520        3,939
                                                -----------   ----------   -----------   ----------   ----------   ----------
Total shares acquired.........................      674,670      576,472       706,063      457,019      732,613      643,679
Total shares redeemed.........................     (382,080)    (288,510)     (284,282)    (178,582)    (269,947)    (192,971)
                                                -----------   ----------   -----------   ----------   ----------   ----------
Net increase in shares owned..................      292,590      287,962       421,781      278,437      462,666      450,708
Shares owned, beginning of year...............    3,050,701    2,762,739     2,340,958    1,542,190    1,079,524      628,816
                                                -----------   ----------   -----------   ----------   ----------   ----------
Shares owned, end of year.....................    3,343,291    3,050,701     2,762,739    1,820,627    1,542,190    1,079,524
                                                ===========   ==========   ===========   ==========   ==========   ==========
Cost of shares acquired.......................  $11,106,273   $9,992,859   $11,719,512   $5,386,000   $8,987,181   $8,081,053
                                                ===========   ==========   ===========   ==========   ==========   ==========
Cost of shares redeemed.......................  $ 5,289,456   $4,080,110   $ 3,982,108   $2,190,829   $3,191,649   $2,275,223
                                                ===========   ==========   ===========   ==========   ==========   ==========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                VARIABLE INSURANCE PRODUCTS FUND II
-----------------------------------------------------------------------------------------------------
                                                                       CONTRAFUND PORTFOLIO
-----------------------------------------------------------------------------------------------------
                                                                 2000          1999          1998
-----------------------------------------------------------------------------------------------------
Shares purchased............................................      792,062       986,112       989,278
Shares received from reinvestment of:
  Dividends.................................................       11,503         9,903         9,587
  Capital gain distributions................................      417,548        72,623        70,531
                                                              -----------   -----------   -----------
Total shares acquired.......................................    1,221,113     1,068,638     1,069,396
Total shares redeemed.......................................     (145,137)     (105,673)     (455,390)
                                                              -----------   -----------   -----------
Net increase in shares owned................................    1,075,976       962,965       614,006
Shares owned, beginning of year.............................    2,852,371     1,889,406     1,275,400
                                                              -----------   -----------   -----------
Shares owned, end of year...................................    3,928,347     2,852,371     1,889,406
                                                              ===========   ===========   ===========
Cost of shares acquired.....................................  $30,906,339   $26,975,993   $22,565,565
                                                              ===========   ===========   ===========
Cost of shares redeemed.....................................  $ 2,331,389   $ 1,746,651   $ 7,227,546
                                                              ===========   ===========   ===========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                  NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
-----------------------------------------------------------------------------------------------------------------
                                                                     BALANCED                    GROWTH
                                                                     PORTFOLIO                  PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
                                                                 1999         1998         1999          1998
-----------------------------------------------------------------------------------------------------------------
Shares purchased............................................      17,829      106,914        26,947       183,659
Shares received from reinvestment of:
  Dividends.................................................       8,150       10,322
  Capital gain distributions................................      12,073       72,502        67,916       294,737
                                                              ----------   ----------   -----------   -----------
Total shares acquired.......................................      38,052      189,738        94,863       478,396
Total shares redeemed.......................................    (496,849)     (89,445)   (1,242,745)     (153,725)
                                                              ----------   ----------   -----------   -----------
Net (decrease) increase in shares owned.....................    (458,797)     100,293    (1,147,882)      324,671
Shares owned, beginning of year.............................     458,797      358,504     1,147,882       823,211
                                                              ----------   ----------   -----------   -----------
Shares owned, end of year...................................          --      458,797            --     1,147,882
                                                              ==========   ==========   ===========   ===========
Cost of shares acquired.....................................  $  583,945   $2,887,584   $ 2,239,647   $11,825,496
                                                              ==========   ==========   ===========   ===========
Cost of shares redeemed.....................................  $7,802,761   $1,454,826   $31,587,696   $ 3,380,295
                                                              ==========   ==========   ===========   ===========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                  NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
-----------------------------------------------------------------------------------------------------------------------------
                                                   LIMITED MATURITY BOND PORTFOLIO               PARTNERS PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                    2000         1999         1998         2000         1999          1998
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased...............................     133,210      251,277      196,637      161,204     1,583,081       93,527
Shares received from reinvestment of:
  Dividends....................................      46,220       30,080       20,732       15,076         1,276
  Capital gain distributions...................                                            320,617         2,219
                                                 ----------   ----------   ----------   ----------   -----------   ----------
Total shares acquired..........................     179,430      281,357      217,369      496,897     1,586,576       93,527
Total shares redeemed..........................    (196,479)     (93,404)     (40,024)    (244,904)     (159,053)      (2,590)
                                                 ----------   ----------   ----------   ----------   -----------   ----------
Net (decrease) increase in shares owned........     (17,049)     187,953      177,345      251,993     1,427,523       90,937
Shares owned, beginning of year................     664,376      476,423      299,078    1,518,460        90,937
                                                 ----------   ----------   ----------   ----------   -----------   ----------
Shares owned, end of year......................     647,327      664,376      476,423    1,770,453     1,518,460       90,937
                                                 ==========   ==========   ==========   ==========   ===========   ==========
Cost of shares acquired........................  $2,276,020   $3,715,187   $2,970,710   $7,646,961   $31,490,739   $1,710,978
                                                 ==========   ==========   ==========   ==========   ===========   ==========
Cost of shares redeemed........................  $2,703,374   $1,278,194   $  579,633   $4,878,486   $ 2,964,955   $   52,221
                                                 ==========   ==========   ==========   ==========   ===========   ==========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                     AMERICAN CENTURY
                                                                VARIABLE PORTFOLIOS, INC.
--------------------------------------------------------------------------------------------
                                                                   AMERICAN CENTURY VP
                                                              CAPITAL APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------------------
                                                                 1999               1998
--------------------------------------------------------------------------------------------
Shares purchased............................................      31,966            160,212
Shares received from reinvestment of:
  Dividends.................................................
  Capital gain distributions................................                         43,966
                                                              ----------         ----------
Total shares acquired.......................................      31,966            204,178
Total shares redeemed.......................................    (872,248)          (235,219)
                                                              ----------         ----------
Net (decrease) increase in shares owned.....................    (840,282)           (31,041)
Shares owned, beginning of year.............................     840,282            871,323
                                                              ----------         ----------
Shares owned, end of year...................................          --            840,282
                                                              ==========         ==========
Cost of shares acquired.....................................  $  292,072         $1,849,729
                                                              ==========         ==========
Cost of shares redeemed.....................................  $8,773,221         $2,827,750
                                                              ==========         ==========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                        VAN ECK WORLDWIDE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------------------------
                                                             VAN ECK WORLDWIDE                     VAN ECK WORLDWIDE
                                                               BOND PORTFOLIO                    HARD ASSETS PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                       2000         1999         1998         2000        1999        1998
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased..................................      63,769      121,129      114,810      108,808     79,012       72,525
Shares received from reinvestment of:
  Dividends.......................................      26,919       19,183        3,695        3,138      3,644        1,263
  Capital gain distributions......................                    8,571                                            31,009
                                                    ----------   ----------   ----------   ----------   --------   ----------
Total shares acquired.............................      90,688      148,883      118,505      111,946     82,656      104,797
Total shares redeemed.............................     (97,720)     (66,927)     (52,072)     (50,706)   (57,136)     (56,902)
                                                    ----------   ----------   ----------   ----------   --------   ----------
Net (decrease) increase in shares owned...........      (7,032)      81,956       66,433       61,240     25,520       47,895
Shares owned, beginning of year...................     546,672      464,716      398,283      250,334    224,814      176,919
                                                    ----------   ----------   ----------   ----------   --------   ----------
Shares owned, end of year.........................     539,640      546,672      464,716      311,574    250,334      224,814
                                                    ==========   ==========   ==========   ==========   ========   ==========
Cost of shares acquired...........................  $  907,491   $1,652,349   $1,366,886   $1,256,384   $835,618   $1,248,274
                                                    ==========   ==========   ==========   ==========   ========   ==========
Cost of shares redeemed...........................  $1,054,162   $  740,216   $  566,340   $  846,668   $912,559   $  856,258
                                                    ==========   ==========   ==========   ==========   ========   ==========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                         VAN ECK WORLDWIDE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
                                                                VAN ECK WORLDWIDE                   VAN ECK WORLDWIDE
                                                            EMERGING MARKETS PORTFOLIO            REAL ESTATE PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
                                                          2000         1999         1998        2000       1999       1998
----------------------------------------------------------------------------------------------------------------------------
Shares purchased.....................................     671,653      733,811      398,543     65,696     59,682     51,119
Shares received from reinvestment of:
  Dividends..........................................                                 5,568      1,902        911
  Capital gain distributions.........................                                 4,949
                                                       ----------   ----------   ----------   --------   --------   --------
Total shares acquired................................     671,653      733,811      409,060     67,598     60,593     51,119
Total shares redeemed................................    (433,948)    (273,801)    (112,168)   (20,934)   (28,930)    (4,795)
                                                       ----------   ----------   ----------   --------   --------   --------
Net increase in shares owned.........................     237,705      460,010      296,892     46,664     31,663     46,324
Shares owned, beginning of year......................   1,335,439      875,429      578,537     77,987     46,324
                                                       ----------   ----------   ----------   --------   --------   --------
Shares owned, end of year............................   1,573,144    1,335,439      875,429    124,651     77,987     46,324
                                                       ==========   ==========   ==========   ========   ========   ========
Cost of shares acquired..............................  $8,545,370   $7,071,940   $3,443,133   $649,890   $575,134   $507,425
                                                       ==========   ==========   ==========   ========   ========   ========
Cost of shares redeemed..............................  $4,945,420   $3,876,567   $1,365,296   $191,088   $296,987   $ 53,073
                                                       ==========   ==========   ==========   ========   ========   ========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                        ALGER AMERICAN FUND
-----------------------------------------------------------------------------------------------------
                                                                       ALGER AMERICAN SMALL
                                                                     CAPITALIZATION PORTFOLIO
-----------------------------------------------------------------------------------------------------
                                                                 2000          1999          1998
-----------------------------------------------------------------------------------------------------
Shares purchased............................................      389,343       222,683       259,859
Shares received from reinvestment of:
  Dividends.................................................
  Capital gain distributions................................      591,703        90,321        72,842
                                                              -----------   -----------   -----------
Total shares acquired.......................................      981,046       313,004       332,701
Total shares redeemed.......................................     (166,386)     (224,797)     (101,464)
                                                              -----------   -----------   -----------
Net increase in shares owned................................      814,660        88,207       231,237
Shares owned, beginning of year.............................      747,623       659,416       428,179
                                                              -----------   -----------   -----------
Shares owned, end of year...................................    1,562,283       747,623       659,416
                                                              ===========   ===========   ===========
Cost of shares acquired.....................................  $30,721,535   $13,302,764   $13,629,293
                                                              ===========   ===========   ===========
Cost of shares redeemed.....................................  $ 7,484,404   $ 8,928,671   $ 3,941,412
                                                              ===========   ===========   ===========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                STRONG
                                                               VARIABLE         STRONG
                                                               INSURANCE      OPPORTUNITY
                                                              FUNDS, INC.    FUND II, INC.
------------------------------------------------------------------------------------------
                                                              STRONG MID        STRONG
                                                              CAP GROWTH      OPPORTUNITY
                                                                FUND II         FUND II
------------------------------------------------------------------------------------------
                                                                 2000            2000
------------------------------------------------------------------------------------------
Shares purchased............................................     232,247          63,730
Shares received from reinvestment of:
  Dividends.................................................                         160
  Capital gain distributions................................      18,718           8,593
                                                              ----------      ----------
Total shares acquired.......................................     250,965          72,483
Total shares redeemed.......................................        (840)         (1,952)
                                                              ----------      ----------
Net increase in shares owned................................     250,125          70,531
Shares owned, beginning of year.............................
                                                              ----------      ----------
Shares owned, end of year...................................     250,125          70,531
                                                              ==========      ==========
Cost of shares acquired.....................................  $7,670,135      $1,934,702
                                                              ==========      ==========
Cost of shares redeemed.....................................  $   25,969      $   54,850
                                                              ==========      ==========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

During the years ended December 31, 2000, 1999 and 1998, the unit activity and unit values were as follows:
--------------------------------------------------------------------------------

                                                                                SPVL/VLI
                                                                                  2000
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount..............................      1,929.40             (137.71)        1,791.69       $5,398.65
                                                                                            ========       =========
  Money Market Subaccount........................        253.47               (7.23)          246.24       $1,983.74
                                                                                            ========       =========
  Bond Subaccount................................        409.69              (28.78)          380.91       $2,228.82
                                                                                            ========       =========
  Managed Subaccount.............................        746.44              (43.19)          703.25       $3,268.67
                                                                                            ========       =========
The Stripped ("Zero") U.S. Treasury Securities
  Fund, Provident Mutual Series A:
  2006 Series....................................          9.72               (3.01)            6.71       $3,407.66
                                                                                            ========       =========

--------------------------------------------------------------------------------

                                                                                SPVL/VLI
                                                                                  1999
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount..............................      2,009.06             (79.66)         1,929.40       $4,950.09
                                                                                            ========       =========
  Money Market Subaccount........................        294.11             (40.64)           253.47       $1,880.19
                                                                                            ========       =========
  Bond Subaccount................................        443.28             (33.59)           409.69       $2,045.48
                                                                                            ========       =========
  Managed Subaccount.............................        762.26             (15.82)           746.44       $3,021.78
                                                                                            ========       =========
The Stripped ("Zero") U.S. Treasury Securities
  Fund, Provident Mutual Series A:
  2006 Series....................................         10.08              (0.36)             9.72       $2,989.02
                                                                                            ========       =========

--------------------------------------------------------------------------------

                                                                                SPVL/VLI
                                                                                  1998
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount..............................      2,126.64             (117.58)        2,009.06       $4,835.54
                                                                                            ========       =========
  Money Market Subaccount........................        309.80              (15.69)          294.11       $1,802.90
                                                                                            ========       =========
  Bond Subaccount................................        465.09              (21.81)          443.28       $2,128.36
                                                                                            ========       =========
  Managed Subaccount.............................        775.39              (13.13)          762.26       $3,017.27
                                                                                            ========       =========
The Stripped ("Zero") U.S. Treasury Securities
  Fund, Provident Mutual Series A:
  2006 Series....................................         18.05               (7.97)           10.08       $3,207.38
                                                                                            ========       =========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


---------------------------------------------------------------------------------------------------------------------
                                                                                OPTIONS
                                                                                  2000
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount..............................      28,279.16           (4,566.15)       23,713.01      $5,398.65
                                                                                            =========      =========
  Money Market Subaccount........................       3,884.08           (1,243.83)        2,640.25      $1,983.74
                                                                                            =========      =========
  Bond Subaccount................................       2,395.43             (254.72)        2,140.71      $2,228.82
                                                                                            =========      =========
  Managed Subaccount.............................       6,945.83             (745.88)        6,199.95      $3,268.67
                                                                                            =========      =========
  Aggressive Growth Subaccount...................       4,083.26              446.09         4,529.35      $5,197.59
                                                                                            =========      =========
  International Subaccount.......................       6,755.01             (297.38)        6,457.63      $2,239.75
                                                                                            =========      =========
  All Pro Large Cap Growth Subaccount............       2,714.51              613.26         3,327.78      $1,178.36
                                                                                            =========      =========
  All Pro Large Cap Value Subaccount.............         906.48              186.07         1,092.55      $1,006.19
                                                                                            =========      =========
  All Pro Small Cap Growth Subaccount............       3,083.75            1,501.12         4,584.87      $1,462.14
                                                                                            =========      =========
  All Pro Small Cap Value Subaccount.............         781.84            1,538.18         2,320.02      $  902.54
                                                                                            =========      =========
  Equity 500 Index Subaccount**..................       6,961.60              202.69         7,164.29      $3,178.73
                                                                                            =========      =========
The Stripped ("Zero") U.S. Treasury Securities
  Fund, Provident Mutual Series A:
  2006 Series....................................         595.11              (25.94)          569.17      $3,407.66
                                                                                            =========      =========
Variable Insurance Products Fund:
  Equity-Income Subaccount.......................       8,737.36             (850.62)        7,886.74      $2,730.98
                                                                                            =========      =========
  Growth Subaccount..............................      14,985.59              705.73        15,691.32      $3,346.46
                                                                                            =========      =========
  High Income Subaccount.........................         999.24              814.63         1,813.87      $1,284.74
                                                                                            =========      =========
  Overseas Subaccount............................       4,340.12            1,095.54         5,435.66      $1,669.52
                                                                                            =========      =========
Variable Insurance Products Fund II:
  Asset Manager Subaccount.......................       5,938.03             (554.19)        5,383.84      $1,963.06
                                                                                            =========      =========
  Investment Grade Bond Subaccount...............       1,451.96              (21.77)        1,430.19      $1,519.59
                                                                                            =========      =========
  Contrafund Subaccount..........................       5,125.08              940.04         6,065.12      $2,046.65
                                                                                            =========      =========
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount...............         569.17              (24.25)          544.92      $1,360.87
                                                                                            =========      =========
  Partners Subaccount............................       2,469.28              (71.87)        2,397.41      $2,033.70
                                                                                            =========      =========
  Growth Subaccount..............................             --                  --               --             --
                                                                                            =========      =========
  Balanced Subaccount............................             --                  --               --             --
                                                                                            =========      =========

---------------

** Prior to February 7, 2000, this subaccount was known as Fidelity Index 500 Subaccount.

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


---------------------------------------------------------------------------------------------------------------------
                                                                                OPTIONS
                                                                                  2000
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount..............         875.65              (23.44)          852.21      $1,280.62
                                                                                            =========      =========
  Van Eck Worldwide Hard Assets Subaccount.......         533.81               46.50           580.31      $1,173.62
                                                                                            =========      =========
  Van Eck Worldwide Emerging Markets
    Subaccount...................................       3,914.53           (1,046.28)        2,868.25      $  755.69
                                                                                            =========      =========
  Van Eck Worldwide Real Estate Subaccount.......          73.79               54.88           128.67      $  983.91
                                                                                            =========      =========
Alger American Fund:
  Alger American Small Capitalization
    Subaccount...................................       3,928.01              616.76         4,544.77      $1,218.68
                                                                                            =========      =========
American Century Fund:
  American Century Subaccount....................             --                  --               --             --
                                                                                            =========      =========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


---------------------------------------------------------------------------------------------------------------------
                                                                                OPTIONS
                                                                                  1999
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount..............................      31,023.44           (2,744.28)       28,279.16      $4,950.09
                                                                                            =========      =========
  Money Market Subaccount........................       2,568.84            1,315.24         3,884.08      $1,880.19
                                                                                            =========      =========
  Bond Subaccount................................       2,523.05             (127.62)        2,395.43      $2,045.48
                                                                                            =========      =========
  Managed Subaccount.............................       7,184.38             (238.55)        6,945.83      $3,021.78
                                                                                            =========      =========
  Aggressive Growth Subaccount...................       4,551.72             (468.46)        4,083.26      $3,779.45
                                                                                            =========      =========
  International Subaccount.......................       7,345.79             (590.78)        6,755.01      $2,318.23
                                                                                            =========      =========
  All Pro Large Cap Growth Subaccount............       1,123.59            1,590.92         2,714.51      $1,462.61
                                                                                            =========      =========
  All Pro Large Cap Value Subaccount.............         988.06              (81.58)          906.48      $  994.70
                                                                                            =========      =========
  All Pro Small Cap Growth Subaccount............       1,663.37            1,420.38         3,083.75      $1,864.27
                                                                                            =========      =========
  All Pro Small Cap Value Subaccount.............         984.82             (202.98)          781.84      $  751.05
                                                                                            =========      =========
The Stripped ("Zero") U.S. Treasury Securities
  Fund, Provident Mutual Series A:
  2006 Series....................................         587.22                7.89           595.11      $2,989.02
                                                                                            =========      =========
Variable Insurance Products Fund:
  Equity-Income Subaccount.......................       8,903.50             (166.14)        8,737.36      $2,533.97
                                                                                            =========      =========
  Growth Subaccount..............................      14,157.30              828.29        14,985.59      $3,781.76
                                                                                            =========      =========
  High Income Subaccount.........................         938.49               60.75           999.24      $1,667.10
                                                                                            =========      =========
  Overseas Subaccount............................       4,349.49               (9.37)        4,340.12      $2,076.27
                                                                                            =========      =========
Variable Insurance Products Fund II:
  Asset Manager Subaccount.......................       6,134.86             (196.83)        5,938.03      $2,055.58
                                                                                            =========      =========
  Index 500 Subaccount...........................       5,712.74            1,248.86         6,961.60      $3,522.24
                                                                                            =========      =========
  Investment Grade Bond Subaccount...............       1,122.78              329.18         1,451.96      $1,374.48
                                                                                            =========      =========
  Contrafund Subaccount..........................       3,724.83            1,400.25         5,125.08      $2,204.94
                                                                                            =========      =========
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount...............         473.79               95.38           569.17      $1,282.03
                                                                                            =========      =========
  Partners Subaccount............................             --            2,469.28         2,469.28      $2,031.62
                                                                                            =========      =========
  Growth Subaccount..............................       2,727.26           (2,727.26)              --             --
                                                                                            =========      =========
  Balanced Subaccount............................         703.17             (703.17)              --             --
                                                                                            =========      =========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


---------------------------------------------------------------------------------------------------------------------
                                                                                OPTIONS
                                                                                  1999
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount..............         867.57                8.08           875.65      $1,264.55
                                                                                            =========      =========
  Van Eck Worldwide Hard Assets Subaccount.......         493.07               40.74           533.81      $1,059.73
                                                                                            =========      =========
  Van Eck Worldwide Emerging Markets
    Subaccount...................................       1,744.09            2,170.44         3,914.53      $1,307.70
                                                                                            =========      =========
  Van Eck Worldwide Real Estate Subaccount.......          20.90               52.89            73.79      $  833.77
                                                                                            =========      =========
Alger American Fund:
  Alger American Small Capitalization
    Subaccount...................................       4,338.04             (410.03)        3,928.01      $1,683.97
                                                                                            =========      =========
American Century Fund:
  American Century Subaccount....................       5,826.51           (5,826.51)              --             --
                                                                                            =========      =========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


---------------------------------------------------------------------------------------------------------------------
                                                                                OPTIONS
                                                                                  1998
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount..............................      32,145.44           (1,122.00)       31,023.44      $4,835.54
                                                                                            =========      =========
  Money Market Subaccount........................       2,740.24             (171.40)        2,568.84      $1,802.90
                                                                                            =========      =========
  Bond Subaccount................................       2,602.38              (79.33)        2,523.05      $2,128.36
                                                                                            =========      =========
  Managed Subaccount.............................       7,517.47             (333.09)        7,184.38      $3,017.27
                                                                                            =========      =========
  Aggressive Growth Subaccount...................       4,642.46              (90.74)        4,551.72      $3,278.89
                                                                                            =========      =========
  International Subaccount.......................       7,393.95              (48.16)        7,345.79      $1,803.25
                                                                                            =========      =========
  All Pro Large Cap Growth Subaccount............             --            1,123.59         1,123.59      $1,172.29
                                                                                            =========      =========
  All Pro Large Cap Value Subaccount.............             --              988.06           988.06      $  986.04
                                                                                            =========      =========
  All Pro Small Cap Growth Subaccount............             --            1,663.37         1,663.37      $  976.08
                                                                                            =========      =========
  All Pro Small Cap Value Subaccount.............             --              984.82           984.82      $  821.69
                                                                                            =========      =========
The Stripped ("Zero") U.S. Treasury Securities
  Fund, Provident Mutual Series A:
  2006 Series....................................         596.59               (9.37)          587.22      $3,207.38
                                                                                            =========      =========
Variable Insurance Products Fund:
  Equity-Income Subaccount.......................       9,107.35             (203.85)        8,903.50      $2,397.47
                                                                                            =========      =========
  Growth Subaccount..............................      14,154.79                2.51        14,157.30      $2,768.18
                                                                                            =========      =========
  High Income Subaccount.........................         904.39               34.10           938.49      $1,550.68
                                                                                            =========      =========
  Overseas Subaccount............................       4,260.46               89.03         4,349.49      $1,464.50
                                                                                            =========      =========
Variable Insurance Products Fund II:
  Asset Manager Subaccount.......................       6,226.17              (91.31)        6,134.86      $1,861.48
                                                                                            =========      =========
  Index 500 Subaccount...........................       4,694.68            1,018.06         5,712.74      $2,940.36
                                                                                            =========      =========
  Investment Grade Bond Subaccount...............         877.81              244.97         1,122.78      $1,397.42
                                                                                            =========      =========
  Contrafund Subaccount..........................       2,490.39            1,234.44         3,724.83      $1,785.22
                                                                                            =========      =========
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount...............         383.14               90.65           473.79      $1,270.97
                                                                                            =========      =========
  Partners Subaccount............................             --                  --               --             --
                                                                                            =========      =========
  Growth Subaccount..............................       2,988.11             (260.85)        2,727.26      $2,111.44
                                                                                            =========      =========
  Balanced Subaccount............................         707.81               (4.64)          703.17      $1,748.83
                                                                                            =========      =========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


---------------------------------------------------------------------------------------------------------------------
                                                                                OPTIONS
                                                                                  1998
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount..............         562.11              305.46           867.57      $1,380.13
                                                                                            =========      =========
  Van Eck Worldwide Hard Assets Subaccount.......         535.85              (42.78)          493.07      $  881.09
                                                                                            =========      =========
  Van Eck Worldwide Emerging Markets
    Subaccount...................................         790.50              953.59         1,744.09      $  656.85
                                                                                            =========      =========
  Van Eck Worldwide Real Estate Subaccount.......             --               20.90            20.90      $  856.01
                                                                                            =========      =========
Alger American Fund:
  Alger American Small Capitalization
    Subaccount...................................       3,593.66              744.38         4,338.04      $1,181.24
                                                                                            =========      =========
American Century Fund:
  American Century Subaccount....................       1,863.50            3,963.01         5,826.51      $  291.65
                                                                                            =========      =========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


------------------------------------------------------------------------------------------------------------------------
                                                                              SURVIVOR OPTIONSPLUS
                                                                                      2000
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount....................................       1,415.91             16.44         1,432.35     $5,398.65
                                                                                                =========     =========
  Money Market Subaccount..............................       4,075.27           (921.45)        3,153.82     $1,983.74
                                                                                                =========     =========
  Bond Subaccount......................................         801.67              0.55           802.22     $2,228.82
                                                                                                =========     =========
  Managed Subaccount...................................       1,108.83            (73.84)        1,034.99     $3,268.67
                                                                                                =========     =========
  Aggressive Growth Subaccount.........................         865.93            401.59         1,267.52     $5,197.60
                                                                                                =========     =========
  International Subaccount.............................       2,109.23             39.81         2,149.04     $2,239.75
                                                                                                =========     =========
  All Pro Large Cap Growth Subaccount..................       1,993.92            365.65         2,359.57     $1,178.36
                                                                                                =========     =========
  All Pro Large Cap Value Subaccount...................         833.12            148.67           981.79     $1,006.19
                                                                                                =========     =========
  All Pro Small Cap Growth Subaccount..................       1,626.42            847.12         2,473.54     $1,462.14
                                                                                                =========     =========
  All Pro Small Cap Value Subaccount...................         816.45            463.63         1,280.08     $  902.54
                                                                                                =========     =========
  Equity 500 Index Subaccount**........................      10,310.24            747.98        11,058.22     $3,178.73
                                                                                                =========     =========
The Stripped ("Zero") U.S. Treasury Securities Fund,
  Provident Mutual Series A:
  2006 Series..........................................         882.18             89.07           971.25     $3,407.66
                                                                                                =========     =========
Variable Insurance Products Fund:
  Equity-Income Subaccount.............................       8,131.92            (63.06)        8,068.86     $2,730.98
                                                                                                =========     =========
  Growth Subaccount....................................       8,639.30          1,153.01         9,792.31     $3,346.46
                                                                                                =========     =========
  High Income Subaccount...............................       2,199.72            (83.95)        2,115.77     $1,284.74
                                                                                                =========     =========
  Overseas Subaccount..................................       4,221.79            747.43         4,969.22     $1,669.52
                                                                                                =========     =========
Variable Insurance Products Fund II:
  Asset Manager Subaccount.............................       4,219.98            203.20         4,423.18     $1,963.06
                                                                                                =========     =========
  Investment Grade Bond Subaccount.....................       2,414.31            206.17         2,620.48     $1,519.59
                                                                                                =========     =========
  Contrafund Subaccount................................       4,065.50            618.48         4,683.98     $2,662.98
                                                                                                =========     =========

---------------

** Prior to February 7, 2000, this subaccount was known as Fidelity Index 500 Subaccount.

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


------------------------------------------------------------------------------------------------------------------------
                                                                              SURVIVOR OPTIONSPLUS
                                                                                      2000
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount.....................       1,309.84            (56.74)        1,253.10     $1,360.87
                                                                                                =========     =========
  Partners Subaccount..................................       4,135.57           (135.95)        3,999.62     $  996.21
                                                                                                =========     =========
  Growth Subaccount....................................             --                --               --            --
                                                                                                =========     =========
  Balanced Subaccount..................................             --                --               --            --
                                                                                                =========     =========
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount....................         624.24             (3.58)          620.66     $1,280.62
                                                                                                =========     =========
  Van Eck Worldwide Hard Assets Subaccount.............         384.34            171.36           555.70     $1,173.62
                                                                                                =========     =========
  Van Eck Worldwide Emerging Markets Subaccount........       1,967.15            115.60         2,082.75     $  755.69
                                                                                                =========     =========
  Van Eck Worldwide Real Estate Subaccount.............         159.44            122.82           282.26     $  983.91
                                                                                                =========     =========
Alger American Fund:
  Alger American Small Capitalization Subaccount.......       3,193.63            510.47         3,704.10     $1,218.68
                                                                                                =========     =========
American Century Fund:
  American Century Subaccount..........................             --                --               --            --
                                                                                                =========     =========
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II........................             --          1,243.38         1,243.38     $  837.99
                                                                                                =========     =========
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II...........................             --            417.98           417.98     $  993.98
                                                                                                =========     =========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                              SURVIVOR OPTIONSPLUS
                                                                                      1999
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount....................................      1,243.68              172.23        1,415.91     $4,950.09
                                                                                                =========     =========
  Money Market Subaccount..............................      3,221.59              853.68        4,075.27     $1,880.19
                                                                                                =========     =========
  Bond Subaccount......................................        670.18              131.49          801.67     $2,045.48
                                                                                                =========     =========
  Managed Subaccount...................................        793.19              315.64        1,108.83     $3,021.78
                                                                                                =========     =========
  Aggressive Growth Subaccount.........................        848.53               17.40          865.93     $3,779.45
                                                                                                =========     =========
  International Subaccount.............................      2,079.71               29.52        2,109.23     $2,318.23
                                                                                                =========     =========
  All Pro Large Cap Growth Subaccount..................        326.44            1,667.48        1,993.92     $1,462.61
                                                                                                =========     =========
  All Pro Large Cap Value Subaccount...................        334.23              498.89          833.12     $  994.70
                                                                                                =========     =========
  All Pro Small Cap Growth Subaccount..................        580.17            1,046.25        1,626.42     $1,864.27
                                                                                                =========     =========
  All Pro Small Cap Value Subaccount...................        653.02              163.43          816.45     $  751.05
                                                                                                =========     =========
The Stripped ("Zero") U.S. Treasury Securities Fund,
  Provident Mutual Series A:
  2006 Series..........................................        651.22              230.96          882.18     $2,989.02
                                                                                                =========     =========
Variable Insurance Products Fund:
  Equity-Income Subaccount.............................      7,372.88              759.04        8,131.92     $2,533.97
                                                                                                =========     =========
  Growth Subaccount....................................      7,004.22            1,635.08        8,639.30     $3,781.76
                                                                                                =========     =========
  High Income Subaccount...............................      2,110.80               88.92        2,199.72     $1,667.10
                                                                                                =========     =========
  Overseas Subaccount..................................      3,512.65              709.14        4,221.79     $2,076.27
                                                                                                =========     =========
Variable Insurance Products Fund II:
  Asset Manager Subaccount.............................      3,631.54              588.44        4,219.98     $2,055.58
                                                                                                =========     =========
  Index 500 Subaccount.................................      7,826.75            2,483.49       10,310.24     $3,522.24
                                                                                                =========     =========
  Investment Grade Bond Subaccount.....................      1,576.62              837.69        2,414.31     $1,374.48
                                                                                                =========     =========
  Contrafund Subaccount................................      2,745.40            1,320.10        4,065.50     $2,868.93
                                                                                                =========     =========
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount.....................        994.75              315.09        1,309.84     $1,282.03
                                                                                                =========     =========
  Partners Subaccount..................................        604.38            3,531.19        4,135.57     $  995.19
                                                                                                =========     =========
  Growth Subaccount....................................      1,661.54           (1,661.54)             --            --
                                                                                                =========     =========
  Balanced Subaccount..................................        606.44             (606.44)             --            --
                                                                                                =========     =========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

------------------------------------------------------------------------------------------------------------------------
                                                                              SURVIVOR OPTIONSPLUS
                                                                                      1999
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount....................        561.57               62.67          624.24     $1,264.56
                                                                                                =========     =========
  Van Eck Worldwide Hard Assets Subaccount.............        302.19               82.15          384.34     $1,059.73
                                                                                                =========     =========
  Van Eck Worldwide Emerging Markets Subaccount........        932.31            1,034.84        1,967.15     $1,307.71
                                                                                                =========     =========
  Van Eck Worldwide Real Estate Subaccount.............         86.36               73.08          159.44     $  833.77
                                                                                                =========     =========
Alger American Fund:
  Alger American Small Capitalization Subaccount.......      2,917.29              276.34        3,193.63     $1,683.97
                                                                                                =========     =========
American Century Fund:
  American Century Subaccount..........................        875.46             (875.46)             --            --
                                                                                                =========     =========
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II........................            --                  --              --            --
                                                                                                =========     =========
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II...........................            --                  --              --            --
                                                                                                =========     =========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                              SURVIVOR OPTIONSPLUS
                                                                                      1998
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount....................................        995.35             248.33        1,243.68      $4,835.54
                                                                                                ========      =========
  Money Market Subaccount..............................      2,350.01             871.58        3,221.59      $1,802.90
                                                                                                ========      =========
  Bond Subaccount......................................        477.59             192.59          670.18      $2,128.36
                                                                                                ========      =========
  Managed Subaccount...................................        640.63             152.56          793.19      $3,017.27
                                                                                                ========      =========
  Aggressive Growth Subaccount.........................        655.12             193.41          848.53      $3,278.90
                                                                                                ========      =========
  International Subaccount.............................      1,703.90             375.81        2,079.71      $1,803.25
                                                                                                ========      =========
  All Pro Large Cap Growth Subaccount..................            --             326.44          326.44      $1,172.29
                                                                                                ========      =========
  All Pro Large Cap Value Subaccount...................            --             334.23          334.23      $  986.04
                                                                                                ========      =========
  All Pro Small Cap Growth Subaccount..................            --             580.17          580.17      $  976.08
                                                                                                ========      =========
  All Pro Small Cap Value Subaccount...................            --             653.02          653.02      $  821.69
                                                                                                ========      =========
The Stripped ("Zero") U.S. Treasury Securities Fund,
  Provident Mutual Series A:
  2006 Series..........................................        549.07             102.15          651.22      $3,207.38
                                                                                                ========      =========
Variable Insurance Products Fund:
  Equity-Income Subaccount.............................      5,997.65           1,375.23        7,372.88      $2,397.47
                                                                                                ========      =========
  Growth Subaccount....................................      5,768.47           1,235.75        7,004.22      $2,768.18
                                                                                                ========      =========
  High Income Subaccount...............................      1,737.52             373.28        2,110.80      $1,550.68
                                                                                                ========      =========
  Overseas Subaccount..................................      2,750.23             762.42        3,512.65      $1,464.50
                                                                                                ========      =========
Variable Insurance Products Fund II:
  Asset Manager Subaccount.............................      2,829.98             801.56        3,631.54      $1,861.48
                                                                                                ========      =========
  Index 500 Subaccount.................................      5,235.58           2,591.17        7,826.75      $2,940.36
                                                                                                ========      =========
  Investment Grade Bond Subaccount.....................        953.70             622.92        1,576.62      $1,397.42
                                                                                                ========      =========
  Contrafund Subaccount................................      1,623.14           1,122.26        2,745.40      $2,322.81
                                                                                                ========      =========
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount.....................        637.42             357.33          994.75      $1,270.97
                                                                                                ========      =========
  Partners Subaccount..................................            --             604.38          604.38      $  932.46
                                                                                                ========      =========
  Growth Subaccount....................................      1,490.07             171.47        1,661.54      $2,111.44
                                                                                                ========      =========
  Balanced Subaccount..................................        603.93               2.51          606.44      $1,748.83
                                                                                                ========      =========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

------------------------------------------------------------------------------------------------------------------------
                                                                              SURVIVOR OPTIONSPLUS
                                                                                      1998
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount....................        529.99              31.58          561.57      $1,380.13
                                                                                                ========      =========
  Van Eck Worldwide Hard Assets Subaccount.............        243.85              58.34          302.19      $  881.09
                                                                                                ========      =========
  Van Eck Worldwide Emerging Markets Subaccount........        740.59             191.72          932.31      $  656.85
                                                                                                ========      =========
  Van Eck Worldwide Real Estate Subaccount.............            --              86.36           86.36      $  856.01
                                                                                                ========      =========
Alger American Fund:
  Alger American Small Capitalization Subaccount.......      2,214.76             702.53        2,917.29      $1,181.24
                                                                                                ========      =========
American Century Fund:
  American Century Subaccount..........................        899.36             (23.90)         875.46      $1,148.26
                                                                                                ========      =========
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II........................            --                 --              --             --
                                                                                                ========      =========
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II...........................            --                 --              --             --
                                                                                                ========      =========

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


------------------------------------------------------------------------------------------------------------------------
                                                                                 SPECIAL PRODUCT
                                                                                      2000
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount....................................      13,830.74          (4,090.21)       9,740.53      $295.27
                                                                                                =========      =======
  Money Market Subaccount..............................      10,269.30           2,402.34       12,671.64      $145.42
                                                                                                =========      =======
  Bond Subaccount......................................       3,659.95            (308.25)       3,351.70      $177.07
                                                                                                =========      =======
  Managed Subaccount...................................       2,457.99             (80.64)       2,377.35      $250.75
                                                                                                =========      =======
  Aggressive Growth Subaccount.........................       4,598.40             865.21        5,463.61      $348.44
                                                                                                =========      =======
  International Subaccount.............................      14,770.03          (2,022.51)      12,747.52      $220.92
                                                                                                =========      =======
  All Pro Large Cap Growth Subaccount..................      14,365.14            (511.62)      13,853.52      $117.37
                                                                                                =========      =======
  All Pro Large Cap Value Subaccount...................      17,840.02            (167.02)      17,673.00      $100.22
                                                                                                =========      =======
  All Pro Small Cap Growth Subaccount..................      13,328.46           6,775.94       20,104.40      $145.63
                                                                                                =========      =======
  All Pro Small Cap Value Subaccount...................       1,545.62           5,503.16        7,048.78      $ 89.89
                                                                                                =========      =======
  Equity 500 Index Subaccount**........................      30,627.01          (1,451.75)      29,175.26      $314.36
                                                                                                =========      =======
The Stripped ("Zero") U.S. Treasury Securities Fund,
  Provident Mutual Series A:
  2006 Series..........................................       1,931.47            (297.14)       1,634.33      $239.17
                                                                                                =========      =======
Variable Insurance Products Fund:
  Equity-Income Subaccount.............................      33,066.69          (4,262.21)      28,804.48      $270.08
                                                                                                =========      =======
  Growth Subaccount....................................      44,840.76          (2,245.47)      42,595.29      $330.94
                                                                                                =========      =======
  High Income Subaccount...............................      13,045.18             312.90       13,358.08      $123.26
                                                                                                =========      =======
  Overseas Subaccount..................................      17,590.16           4,075.77       21,665.93      $165.29
                                                                                                =========      =======
Variable Insurance Products Fund II:
  Asset Manager Subaccount.............................      14,896.21          (1,569.42)      13,326.79      $194.13
                                                                                                =========      =======
  Investment Grade Bond Subaccount.....................      16,568.76             552.85       17,121.61      $150.45
                                                                                                =========      =======
  Contrafund Subaccount................................      19,070.39          (2,990.31)      16,080.08      $203.24
                                                                                                =========      =======
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount.....................       5,060.48          (1,658.21)       3,402.27      $134.73
                                                                                                =========      =======
  Partners Subaccount..................................      17,098.37            (375.29)      16,723.08      $ 99.22
                                                                                                =========      =======
  Growth Subaccount....................................             --                 --              --           --
                                                                                                =========      =======
  Balanced Subaccount..................................             --                 --              --           --
                                                                                                =========      =======

---------------

** Prior to February 7, 2000, this subaccount was known as Fidelity Index 500 Subaccount.

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


------------------------------------------------------------------------------------------------------------------------
                                                                                 SPECIAL PRODUCT
                                                                                      2000
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount....................       2,954.95            (694.61)       2,260.34      $126.79
                                                                                                =========      =======
  Van Eck Worldwide Hard Assets Subaccount.............         791.63              35.61          827.23      $116.20
                                                                                                =========      =======
  Van Eck Worldwide Emerging Markets Subaccount........       1,762.38           1,590.53        3,352.91      $ 75.04
                                                                                                =========      =======
  Van Eck Worldwide Real Estate Subaccount.............          85.20             218.28          303.48      $ 98.00
                                                                                                =========      =======
Alger American Fund:
  Alger American Small Capitalization Subaccount.......       7,695.38            (958.61)       6,736.77      $121.02
                                                                                                =========      =======
American Century Fund:
  American Century Subaccount..........................             --                 --              --           --
                                                                                                =========      =======
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II........................             --           1,868.86        1,868.86      $ 83.71
                                                                                                =========      =======
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II...........................             --           1,353.38        1,353.38      $ 99.30
                                                                                                =========      =======

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


------------------------------------------------------------------------------------------------------------------------
                                                                                 SPECIAL PRODUCT
                                                                                      1999
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount....................................      17,520.10          (3,689.36)      13,830.74      $271.14
                                                                                                =========      =======
  Money Market Subaccount..............................      12,961.25          (2,691.95)      10,269.30      $138.03
                                                                                                =========      =======
  Bond Subaccount......................................       5,450.26          (1,790.31)       3,659.95      $162.75
                                                                                                =========      =======
  Managed Subaccount...................................       2,385.84              72.15        2,457.99      $232.16
                                                                                                =========      =======
  Aggressive Growth Subaccount.........................       5,561.10            (962.70)       4,598.40      $253.74
                                                                                                =========      =======
  International Subaccount.............................      18,913.21          (4,143.18)      14,770.03      $229.00
                                                                                                =========      =======
  All Pro Large Cap Growth Subaccount..................       5,196.16           9,168.98       14,365.14      $145.90
                                                                                                =========      =======
  All Pro Large Cap Value Subaccount...................       4,523.39          13,316.63       17,840.02      $ 99.22
                                                                                                =========      =======
  All Pro Small Cap Growth Subaccount..................       6,166.56           7,161.90       13,328.46      $185.96
                                                                                                =========      =======
  All Pro Small Cap Value Subaccount...................       3,661.92          (2,116.30)       1,545.62      $ 74.92
                                                                                                =========      =======
The Stripped ("Zero") U.S. Treasury Securities Fund,
  Provident Mutual Series A:
  2006 Series..........................................       1,691.56             239.91        1,931.47      $210.10
                                                                                                =========      =======
Variable Insurance Products Fund:
  Equity-Income Subaccount.............................      37,972.58          (4,905.89)      33,066.69      $250.97
                                                                                                =========      =======
  Growth Subaccount....................................      40,316.48           4,524.28       44,840.76      $374.55
                                                                                                =========      =======
  High Income Subaccount...............................      13,834.14            (788.96)      13,045.18      $160.18
                                                                                                =========      =======
  Overseas Subaccount..................................      13,816.91           3,773.25       17,590.16      $205.87
                                                                                                =========      =======
Variable Insurance Products Fund II:
  Asset Manager Subaccount.............................      18,688.09          (3,791.88)      14,896.21      $203.59
                                                                                                =========      =======
  Index 500 Subaccount.................................      26,957.17           3,669.84       30,627.01      $348.85
                                                                                                =========      =======
  Investment Grade Bond Subaccount.....................       9,317.76           7,251.00       16,568.76      $136.28
                                                                                                =========      =======
  Contrafund Subaccount................................      17,034.10           2,036.29       19,070.39      $219.28
                                                                                                =========      =======
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount.....................       4,368.84             691.64        5,060.48      $127.12
                                                                                                =========      =======
  Partners Subaccount..................................       1,272.82          15,825.55       17,098.37      $ 99.27
                                                                                                =========      =======
  Growth Subaccount....................................       7,825.00          (7,825.00)             --           --
                                                                                                =========      =======
  Balanced Subaccount..................................         633.28            (633.28)             --           --
                                                                                                =========      =======

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


------------------------------------------------------------------------------------------------------------------------
                                                                                 SPECIAL PRODUCT
                                                                                      1999
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount....................       2,516.51             438.44        2,954.95      $125.38
                                                                                                =========      =======
  Van Eck Worldwide Hard Assets Subaccount.............         729.11              62.52          791.63      $105.08
                                                                                                =========      =======
  Van Eck Worldwide Emerging Markets Subaccount........       2,001.62            (239.24)       1,762.38      $130.05
                                                                                                =========      =======
  Van Eck Worldwide Real Estate Subaccount.............       1,400.95          (1,315.75)          85.20      $ 83.17
Alger American Fund:
  Alger American Small Capitalization Subaccount.......      13,465.69          (5,770.31)       7,695.38      $167.47
                                                                                                =========      =======
American Century Fund:
  American Century Subaccount..........................       2,270.60          (2,270.60)             --           --
                                                                                                =========      =======
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II........................             --                 --              --           --
                                                                                                =========      =======
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II...........................             --                 --              --           --
                                                                                                =========      =======

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

------------------------------------------------------------------------------------------------------------------------
                                                                                 SPECIAL PRODUCT
                                                                                      1998
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
  Market Street Fund, Inc.:
  Growth Subaccount....................................      19,249.30          (1,729.20)      17,520.10      $265.26
                                                                                                =========      =======
  Money Market Subaccount..............................       9,291.32           3,669.93       12,961.25      $132.56
                                                                                                =========      =======
  Bond Subaccount......................................       9,508.76          (4,058.50)       5,450.26      $169.59
                                                                                                =========      =======
  Managed Subaccount...................................       2,602.54            (216.70)       2,385.84      $232.16
                                                                                                =========      =======
  Aggressive Growth Subaccount.........................       6,154.84            (593.74)       5,561.10      $220.47
                                                                                                =========      =======
  International Subaccount.............................      22,137.20          (3,223.99)      18,913.21      $178.40
                                                                                                =========      =======
  All Pro Large Cap Growth Subaccount..................             --           5,196.16        5,196.16      $117.11
                                                                                                =========      =======
  All Pro Large Cap Value Subaccount...................             --           4,523.39        4,523.39      $ 98.50
                                                                                                =========      =======
  All Pro Small Cap Growth Subaccount..................             --           6,166.56        6,166.56      $ 97.51
                                                                                                =========      =======
  All Pro Small Cap Value Subaccount...................             --           3,661.92        3,661.92      $ 82.09
                                                                                                =========      =======
The Stripped ("Zero") U.S. Treasury Securities Fund,
  Provident Mutual Series A:
  2006 Series..........................................       2,874.01          (1,182.45)       1,691.56      $225.78
                                                                                                =========      =======
Variable Insurance Products Fund:
  Equity-Income Subaccount.............................      37,697.93             274.65       37,972.58      $237.80
                                                                                                =========      =======
  Growth Subaccount....................................      40,418.40            (101.92)      40,316.48      $274.58
                                                                                                =========      =======
  High Income Subaccount...............................      10,723.25           3,110.89       13,834.14      $149.22
                                                                                                =========      =======
  Overseas Subaccount..................................      10,770.00           3,046.91       13,816.91      $145.43
                                                                                                =========      =======
Variable Insurance Products Fund II:
  Asset Manager Subaccount.............................      21,616.71          (2,928.62)      18,688.09      $184.64
                                                                                                =========      =======
  Index 500 Subaccount.................................      20,885.39           6,071.78       26,957.17      $291.65
                                                                                                =========      =======
  Investment Grade Bond Subaccount.....................       1,428.92           7,888.84        9,317.76      $138.77
                                                                                                =========      =======
  Contrafund Subaccount................................      15,930.14           1,103.96       17,034.10      $177.81
                                                                                                =========      =======
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount.....................       4,289.50              79.34        4,368.84      $126.21
                                                                                                =========      =======
  Partners Subaccount..................................             --           1,272.82        1,272.82      $ 93.15
                                                                                                =========      =======
  Growth Subaccount....................................       9,140.96          (1,315.96)       7,825.00      $209.43
                                                                                                =========      =======
  Balanced Subaccount..................................         795.11            (161.83)         633.28      $173.47
                                                                                                =========      =======

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

------------------------------------------------------------------------------------------------------------------------
                                                                                 SPECIAL PRODUCT
                                                                                      1998
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount....................       2,703.60            (187.09)       2,516.51      $137.05
                                                                                                =========      =======
  Van Eck Worldwide Hard Assets Subaccount.............         889.04            (159.93)         729.11      $ 87.49
                                                                                                =========      =======
  Van Eck Worldwide Emerging Markets Subaccount........       2,178.21            (176.59)       2,001.62      $ 65.42
                                                                                                =========      =======
  Van Eck Worldwide Real Estate Subaccount.............             --           1,400.95        1,400.95      $ 85.52
                                                                                                =========      =======
Alger American Fund:
  Alger American Small Capitalization Subaccount.......      10,067.54           3,398.15       13,465.69      $117.65
                                                                                                =========      =======
American Century Fund:
  American Century Subaccount..........................       2,180.61              89.99        2,270.60      $114.02
                                                                                                =========      =======
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II........................             --                 --              --           --
                                                                                                =========      =======
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II...........................             --                 --              --           --
                                                                                                =========      =======

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

------------------------------------------------------------------------------------------------------------------------
                                                                                   OPTIONSPLUS
                                                                                      2000
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount....................................     218,352.85         (29,035.59)     189,317.26      $295.27
                                                                                               ==========      =======
  Money Market Subaccount..............................     152,695.33         (35,016.90)     117,678.43      $145.42
                                                                                               ==========      =======
  Bond Subaccount......................................      41,050.46          (2,411.85)      38,638.61      $177.07
                                                                                               ==========      =======
  Managed Subaccount...................................      75,970.83          (9,810.78)      66,160.05      $250.75
                                                                                               ==========      =======
  Aggressive Growth Subaccount.........................      85,971.07           7,622.56       93,593.63      $348.44
                                                                                               ==========      =======
  International Subaccount.............................     131,411.17          (1,960.87)     129,450.30      $220.92
                                                                                               ==========      =======
  All Pro Large Cap Growth Subaccount..................      93,285.61          23,394.47      116,680.08      $117.37
                                                                                               ==========      =======
  All Pro Large Cap Value Subaccount...................      49,947.84           3,432.08       53,379.92      $100.22
                                                                                               ==========      =======
  All Pro Small Cap Growth Subaccount..................      64,188.90          47,492.27      111,681.17      $145.63
                                                                                               ==========      =======
  All Pro Small Cap Value Subaccount...................      36,482.53          11,212.09       47,694.62      $ 89.89
                                                                                               ==========      =======
  Equity 500 Index Subaccount**........................     350,611.51          (2,580.49)     348,031.02      $314.36
                                                                                               ==========      =======
The Stripped ("Zero") U.S. Treasury Securities Fund,
  Provident Mutual Series A:
  2006 Series..........................................      37,954.99          (7,409.65)      30,545.34      $239.17
                                                                                               ==========      =======
Variable Insurance Products Fund:
  Equity-Income Subaccount.............................     326,492.92         (32,445.40)     294,047.52      $270.08
                                                                                               ==========      =======
  Growth Subaccount....................................     411,934.32          25,267.35      437,201.67      $330.94
                                                                                               ==========      =======
  High Income Subaccount...............................      72,246.29           9,460.38       81,706.67      $123.26
                                                                                               ==========      =======
  Overseas Subaccount..................................     160,920.68          24,894.48      185,815.16      $165.29
                                                                                               ==========      =======
Variable Insurance Products Fund II:
  Asset Manager Subaccount.............................     159,190.41          (9,344.01)     149,846.40      $194.13
                                                                                               ==========      =======
  Investment Grade Bond Subaccount.....................      76,851.07           3,606.16       80,457.23      $150.45
                                                                                               ==========      =======
  Contrafund Subaccount................................     238,763.30          24,231.45      262,994.75      $203.24
                                                                                               ==========      =======
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount.....................      42,502.35          (8,024.39)      34,477.96      $134.73
                                                                                               ==========      =======
  Partners Subaccount..................................     186,994.96         (15,849.24)     171,145.72      $ 99.22
                                                                                               ==========      =======
  Growth Subaccount....................................             --                 --              --           --
                                                                                               ==========      =======
  Balanced Subaccount..................................             --                 --              --           --
                                                                                               ==========      =======

---------------
** Prior to February 7, 2000, this subaccount was known as Fidelity Index 500
   Subaccount.

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

------------------------------------------------------------------------------------------------------------------------
                                                                                   OPTIONSPLUS
                                                                                      2000
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount....................      27,532.79          (2,239.14)      25,293.65      $126.79
                                                                                               ==========      =======
  Van Eck Worldwide Hard Assets Subaccount.............      15,190.21           2,294.07       17,484.28      $116.20
                                                                                               ==========      =======
  Van Eck Worldwide Emerging Markets Subaccount........      81,370.63          21,309.84      102,680.47      $ 75.04
                                                                                               ==========      =======
  Van Eck Worldwide Real Estate Subaccount.............       5,146.37             859.30        6,005.67      $ 98.00
                                                                                               ==========      =======
Alger American Fund:
  Alger American Small Capitalization Subaccount.......     161,504.32          25,426.88      186,931.20      $121.02
                                                                                               ==========      =======
American Century Fund:
  American Century Subaccount..........................             --                 --              --           --
                                                                                               ==========      =======
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II........................             --          37,395.36       37,395.36      $ 83.71
                                                                                               ==========      =======
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II...........................             --           8,039.49        8,039.49      $ 99.30
                                                                                               ==========      =======

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


------------------------------------------------------------------------------------------------------------------------
                                                                                   OPTIONSPLUS
                                                                                      1999
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount....................................     231,267.13         (12,914.28)     218,352.85      $271.14
                                                                                               ==========      =======
  Money Market Subaccount..............................     152,112.32             583.01      152,695.33      $138.03
                                                                                               ==========      =======
  Bond Subaccount......................................      39,260.90           1,789.56       41,050.46      $162.75
                                                                                               ==========      =======
  Managed Subaccount...................................      60,543.69          15,427.14       75,970.83      $232.16
                                                                                               ==========      =======
  Aggressive Growth Subaccount.........................      90,420.11          (4,449.04)      85,971.07      $253.74
                                                                                               ==========      =======
  International Subaccount.............................     131,796.54            (385.37)     131,411.17      $229.00
                                                                                               ==========      =======
  All Pro Large Cap Growth Subaccount..................      16,189.15          77,096.46       93,285.61      $145.90
                                                                                               ==========      =======
  All Pro Large Cap Value Subaccount...................      17,427.33          32,520.51       49,947.84      $ 99.22
                                                                                               ==========      =======
  All Pro Small Cap Growth Subaccount..................      17,917.47          46,271.43       64,188.90      $185.96
                                                                                               ==========      =======
  All Pro Small Cap Value Subaccount...................      17,992.03          18,490.50       36,482.53      $ 74.92
                                                                                               ==========      =======
The Stripped ("Zero") U.S. Treasury Securities Fund,
  Provident Mutual Series A:
  2006 Series..........................................      36,079.17           1,875.82       37,954.99      $210.10
                                                                                               ==========      =======
Variable Insurance Products Fund:
  Equity-Income Subaccount.............................     306,795.11          19,697.81      326,492.92      $250.97
                                                                                               ==========      =======
  Growth Subaccount....................................     360,517.62          51,416.70      411,934.32      $374.55
                                                                                               ==========      =======
  High Income Subaccount...............................      80,959.89          (8,713.60)      72,246.29      $160.18
                                                                                               ==========      =======
  Overseas Subaccount..................................     145,102.04          15,818.64      160,920.68      $205.87
                                                                                               ==========      =======
Variable Insurance Products Fund II:
  Asset Manager Subaccount.............................     154,209.84           4,980.57      159,190.41      $203.59
                                                                                               ==========      =======
  Index 500 Subaccount.................................     284,790.98          65,820.53      350,611.51      $348.85
                                                                                               ==========      =======
  Investment Grade Bond Subaccount.....................      64,215.82          12,635.25       76,851.07      $136.28
                                                                                               ==========      =======
  Contrafund Subaccount................................     169,226.93          69,536.37      238,763.30      $219.28
                                                                                               ==========      =======
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount.....................      32,752.84           9,749.51       42,502.35      $127.12
                                                                                               ==========      =======
  Partners Subaccount..................................      10,905.60         176,089.36      186,994.96      $ 99.27
                                                                                               ==========      =======
  Growth Subaccount....................................      91,792.01         (91,792.01)             --           --
                                                                                               ==========      =======
  Balanced Subaccount..................................      29,132.79         (29,132.79)             --           --
                                                                                               ==========      =======

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


------------------------------------------------------------------------------------------------------------------------
                                                                                   OPTIONSPLUS
                                                                                      1999
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount....................      24,541.59           2,991.20       27,532.79      $125.38
                                                                                               ==========      =======
  Van Eck Worldwide Hard Assets Subaccount.............      14,577.19             613.02       15,190.21      $105.08
                                                                                               ==========      =======
  Van Eck Worldwide Emerging Markets Subaccount........      65,510.97          15,859.66       81,370.63      $130.05
                                                                                               ==========      =======
  Van Eck Worldwide Real Estate Subaccount.............       2,410.29           2,736.08        5,146.37      $ 83.17
                                                                                               ==========      =======
Alger American Fund:
  Alger American Small Capitalization Subaccount.......     159,654.74           1,849.58      161,504.32      $167.47
                                                                                               ==========      =======
American Century Fund:
  American Century Subaccount..........................      40,216.00         (40,216.00)             --           --
                                                                                               ==========      =======
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II........................             --                 --              --           --
                                                                                               ==========      =======
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II...........................             --                 --              --           --
                                                                                               ==========      =======

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


------------------------------------------------------------------------------------------------------------------------
                                                                                   OPTIONSPLUS
                                                                                      1998
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount....................................     217,759.03          13,508.10      231,267.13      $265.26
                                                                                               ==========      =======
  Money Market Subaccount..............................      97,434.41          54,677.91      152,112.32      $132.56
                                                                                               ==========      =======
  Bond Subaccount......................................      30,816.49           8,444.41       39,260.90      $169.59
                                                                                               ==========      =======
  Managed Subaccount...................................      54,663.39           5,880.30       60,543.69      $232.16
                                                                                               ==========      =======
  Aggressive Growth Subaccount.........................      83,930.51           6,489.60       90,420.11      $220.47
                                                                                               ==========      =======
  International Subaccount.............................     123,193.81           8,602.73      131,796.54      $178.40
                                                                                               ==========      =======
  All Pro Large Cap Growth Subaccount..................             --          16,189.15       16,189.15      $117.11
                                                                                               ==========      =======
  All Pro Large Cap Value Subaccount...................             --          17,427.33       17,427.33      $ 98.50
                                                                                               ==========      =======
  All Pro Small Cap Growth Subaccount..................             --          17,917.47       17,917.47      $ 97.51
                                                                                               ==========      =======
  All Pro Small Cap Value Subaccount...................             --          17,992.03       17,992.03      $ 82.09
                                                                                               ==========      =======
The Stripped ("Zero") U.S. Treasury Securities Fund,
  Provident Mutual Series A:
  2006 Series..........................................      23,500.17          12,579.00       36,079.17      $225.78
                                                                                               ==========      =======
Variable Insurance Products Fund:
  Equity-Income Subaccount.............................     247,191.72          59,603.39      306,795.11      $237.80
                                                                                               ==========      =======
  Growth Subaccount....................................     311,095.44          49,422.18      360,517.62      $274.58
                                                                                               ==========      =======
  High Income Subaccount...............................      58,985.29          21,974.60       80,959.89      $149.22
                                                                                               ==========      =======
  Overseas Subaccount..................................     106,169.28          38,932.76      145,102.04      $145.43
                                                                                               ==========      =======
Variable Insurance Products Fund II:
  Asset Manager Subaccount.............................     147,185.70           7,024.14      154,209.84      $184.64
                                                                                               ==========      =======
  Index 500 Subaccount.................................     193,602.11          91,188.87      284,790.98      $291.65
                                                                                               ==========      =======
  Investment Grade Bond Subaccount.....................      41,538.00          22,677.82       64,215.82      $138.77
                                                                                               ==========      =======
  Contrafund Subaccount................................     114,795.75          54,431.18      169,226.93      $177.81
                                                                                               ==========      =======
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount.....................      19,860.09          12,892.75       32,752.84      $126.21
                                                                                               ==========      =======
  Partners Subaccount..................................             --          10,905.60       10,905.60      $ 93.15
                                                                                               ==========      =======
  Growth Subaccount....................................      83,083.12           8,708.89       91,792.01      $209.43
                                                                                               ==========      =======
  Balanced Subaccount..................................      26,559.52           2,573.27       29,132.79      $173.47
                                                                                               ==========      =======

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


------------------------------------------------------------------------------------------------------------------------
                                                                                   OPTIONSPLUS
                                                                                      1998
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount....................      19,032.06           5,509.53       24,541.59      $137.05
                                                                                               ==========      =======
  Van Eck Worldwide Hard Assets Subaccount.............      13,044.75           1,532.44       14,577.19      $ 87.49
                                                                                               ==========      =======
  Van Eck Worldwide Emerging Markets Subaccount........      41,171.92          24,339.05       65,510.97      $ 65.42
                                                                                               ==========      =======
  Van Eck Worldwide Real Estate Subaccount.............             --           2,410.29        2,410.29      $ 85.52
                                                                                               ==========      =======
Alger American Fund:
  Alger American Small Capitalization Subaccount.......     113,895.67          45,759.07      159,654.74      $117.65
                                                                                               ==========      =======
American Century Fund:
  American Century Subaccount..........................      41,632.64          (1,416.64)      40,216.00      $114.02
                                                                                               ==========      =======
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II........................             --                 --              --           --
                                                                                               ==========      =======
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II...........................             --                 --              --           --
                                                                                               ==========      =======

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


---------------------------------------------------------------------------------------------------------------------
                                                                            OPTIONS PREMIER
                                                                                  2000
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount..............................       5,581.86            3,928.63         9,510.49       $295.27
                                                                                            =========       =======
  Money Market Subaccount........................      31,379.27           20,556.21        51,935.48       $145.42
                                                                                            =========       =======
  Bond Subaccount................................       1,181.96            2,859.99         4,041.95       $177.07
                                                                                            =========       =======
  Managed Subaccount.............................         822.20            1,165.80         1,988.00       $250.75
                                                                                            =========       =======
  Aggressive Growth Subaccount...................       1,097.05            5,486.08         6,583.13       $348.44
                                                                                            =========       =======
  International Subaccount.......................       1,622.01            3,955.85         5,577.86       $220.92
                                                                                            =========       =======
  All Pro Large Cap Growth Subaccount............       5,710.61           20,622.72        26,333.33       $117.37
                                                                                            =========       =======
  All Pro Large Cap Value Subaccount.............       3,980.13           11,711.94        15,692.07       $100.22
                                                                                            =========       =======
  All Pro Small Cap Growth Subaccount............       4,495.14           24,628.51        29,123.65       $145.63
                                                                                            =========       =======
  All Pro Small Cap Value Subaccount.............       3,405.52           12,306.14        15,711.66       $ 89.89
                                                                                            =========       =======
  Equity 500 Index Subaccount**..................      19,590.51           34,056.42        53,646.93       $314.36
                                                                                            =========       =======
Variable Insurance Products Fund:
  Equity-Income Subaccount.......................       8,193.71           13,146.76        21,340.47       $270.08
                                                                                            =========       =======
  Growth Subaccount..............................      13,506.91           44,277.53        57,784.44       $330.94
                                                                                            =========       =======
  High Income Subaccount.........................       1,251.22            5,565.35         6,816.57       $123.26
                                                                                            =========       =======
  Overseas Subaccount............................       3,940.38           19,466.02        23,406.40       $165.29
                                                                                            =========       =======
Variable Insurance Products Fund II:
  Asset Manager Subaccount.......................       2,716.81            7,254.92         9,971.73       $194.13
                                                                                            =========       =======
  Investment Grade Bond Subaccount...............       5,053.99            8,055.25        13,109.24       $150.45
                                                                                            =========       =======
  Contrafund Subaccount..........................      16,401.77           34,894.67        51,296.44       $203.24
                                                                                            =========       =======
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount...............       2,316.02            3,972.34         6,288.36       $134.73
                                                                                            =========       =======
  Partners Subaccount............................       2,095.30            6,582.39         8,677.69       $ 99.22
                                                                                            =========       =======
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount..............         795.29              574.01         1,369.30       $126.79
                                                                                            =========       =======
  Van Eck Worldwide Hard Assets Subaccount.......         499.45              949.02         1,448.47       $116.20
                                                                                            =========       =======
  Van Eck Worldwide Emerging Markets
    Subaccount...................................       3,572.75           11,526.47        15,099.22       $ 75.04
                                                                                            =========       =======
  Van Eck Worldwide Real Estate Subaccount.......         583.84            1,550.04         2,133.88       $ 98.00
                                                                                            =========       =======

---------------

** Prior to February 7, 2000, this subaccount was known as Fidelity Index 500 Subaccount.

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


---------------------------------------------------------------------------------------------------------------------
                                                                            OPTIONS PREMIER
                                                                                  2000
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Alger American Fund:
  Alger American Small Capitalization
    Subaccount...................................       4,910.19           18,287.03        23,197.22       $121.02
                                                                                            =========       =======
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II..................             --           16,375.53        16,375.53       $ 83.71
                                                                                            =========       =======
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II.....................             --            2,877.44         2,877.44       $ 99.30
                                                                                            =========       =======

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


---------------------------------------------------------------------------------------------------------------------
                                                                            OPTIONS PREMIER
                                                                                  1999
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount..............................         --                5,581.86         5,581.86       $271.14
                                                                                            =========       =======
  Money Market Subaccount........................         --               31,379.27        31,379.27       $138.03
                                                                                            =========       =======
  Bond Subaccount................................         --                1,181.96         1,181.96       $162.75
                                                                                            =========       =======
  Managed Subaccount.............................         --                  822.20           822.20       $232.16
                                                                                            =========       =======
  Aggressive Growth Subaccount...................         --                1,097.05         1,097.05       $253.74
                                                                                            =========       =======
  International Subaccount.......................         --                1,622.01         1,622.01       $229.00
                                                                                            =========       =======
  All Pro Large Cap Growth Subaccount............         --                5,710.61         5,710.61       $145.90
                                                                                            =========       =======
  All Pro Large Cap Value Subaccount.............         --                3,980.13         3,980.13       $ 99.22
                                                                                            =========       =======
  All Pro Small Cap Growth Subaccount............         --                4,495.14         4,495.14       $185.96
                                                                                            =========       =======
  All Pro Small Cap Value Subaccount.............         --                3,405.52         3,405.52       $ 74.92
                                                                                            =========       =======
Variable Insurance Products Fund:
  Equity-Income Subaccount.......................         --                8,193.71         8,193.71       $250.97
                                                                                            =========       =======
  Growth Subaccount..............................         --               13,506.91        13,506.91       $374.55
                                                                                            =========       =======
  High Income Subaccount.........................         --                1,251.22         1,251.22       $160.18
                                                                                            =========       =======
  Overseas Subaccount............................         --                3,940.38         3,940.38       $205.87
                                                                                            =========       =======
Variable Insurance Products Fund II:
  Asset Manager Subaccount.......................         --                2,716.81         2,716.81       $203.59
                                                                                            =========       =======
  Index 500 Subaccount...........................         --               19,590.51        19,590.51       $348.85
                                                                                            =========       =======
  Investment Grade Bond Subaccount...............         --                5,053.99         5,053.99       $136.28
                                                                                            =========       =======
  Contrafund Subaccount..........................         --               16,401.77        16,401.77       $219.28
                                                                                            =========       =======
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount...............         --                2,316.02         2,316.02       $127.12
                                                                                            =========       =======
  Partners Subaccount............................         --                2,095.30         2,095.30       $ 99.27
                                                                                            =========       =======
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount..............         --                  795.29           795.29       $125.38
                                                                                            =========       =======
  Van Eck Worldwide Hard Assets Subaccount.......         --                  499.45           499.45       $105.08
                                                                                            =========       =======
  Van Eck Worldwide Emerging Markets
    Subaccount...................................         --                3,572.75         3,572.75       $130.05
                                                                                            =========       =======
  Van Eck Worldwide Real Estate Subaccount.......         --                  583.84           583.84       $ 83.17
                                                                                            =========       =======

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


---------------------------------------------------------------------------------------------------------------------
                                                                            OPTIONS PREMIER
                                                                                  1999
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Alger American Fund:
  Alger American Small Capitalization
    Subaccount...................................         --                4,910.19         4,910.19       $167.47
                                                                                            =========       =======
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II..................         --                      --               --            --
                                                                                            =========       =======
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II.....................         --                      --               --            --
                                                                                            =========       =======

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


---------------------------------------------------------------------------------------------------------------------
                                                                        SURVIVOR OPTIONS PREMIER
                                                                                  2000
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount..............................           --               392.12           392.12        $295.27
                                                                                            ========        =======
  Money Market Subaccount........................       357.35             3,024.77         3,382.12        $145.42
                                                                                            ========        =======
  Bond Subaccount................................           --                25.07            25.07        $177.07
                                                                                            ========        =======
  Managed Subaccount.............................           --                37.11            37.11        $250.75
                                                                                            ========        =======
  Aggressive Growth Subaccount...................           --               323.75           323.75        $348.44
                                                                                            ========        =======
  International Subaccount.......................           --               148.84           148.84        $220.92
                                                                                            ========        =======
  All Pro Large Cap Growth Subaccount............         6.63               953.96           960.59        $117.37
                                                                                            ========        =======
  All Pro Large Cap Value Subaccount.............         9.74               441.86           451.60        $100.22
                                                                                            ========        =======
  All Pro Small Cap Growth Subaccount............         5.20               889.27           894.47        $145.63
                                                                                            ========        =======
  All Pro Small Cap Value Subaccount.............        12.90               526.21           539.11        $ 89.89
                                                                                            ========        =======
  Equity 500 Index Subaccount**..................           --             2,119.40         2,119.40        $314.36
                                                                                            ========        =======
Variable Insurance Products Fund:
  Equity-Income Subaccount.......................           --               956.78           956.78        $270.08
                                                                                            ========        =======
  Growth Subaccount..............................           --             1,898.88         1,898.88        $330.94
                                                                                            ========        =======
  High Income Subaccount.........................           --                55.46            55.46        $123.26
                                                                                            ========        =======
  Overseas Subaccount............................        14.08               470.44           484.52        $165.29
                                                                                            ========        =======
Variable Insurance Products Fund II:
  Asset Manager Subaccount.......................           --               644.49           644.49        $194.13
                                                                                            ========        =======
  Investment Grade Bond Subaccount...............           --               241.30           241.30        $150.45
                                                                                            ========        =======
  Contrafund Subaccount..........................         8.82             2,238.56         2,247.38        $203.24
                                                                                            ========        =======
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount...............           --               337.00           337.00        $134.73
                                                                                            ========        =======
  Partners Subaccount............................           --               126.17           126.17        $ 99.22
                                                                                            ========        =======

---------------
** Prior to February 7, 2000, this subaccount was known as Fidelity Index 500
   Subaccount.

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


---------------------------------------------------------------------------------------------------------------------
                                                                        SURVIVOR OPTIONS PREMIER
                                                                                  2000
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount..............         7.71                 8.07            15.78        $126.79
                                                                                            ========        =======
  Van Eck Worldwide Hard Assets Subaccount.......           --               153.55           153.55        $116.20
                                                                                            ========        =======
  Van Eck Worldwide Emerging Markets
    Subaccount...................................           --               643.26           643.26        $ 75.04
                                                                                            ========        =======
  Van Eck Worldwide Real Estate Subaccount.......           --               206.22           206.22        $ 98.00
                                                                                            ========        =======
Alger American Fund:
  Alger American Small Capitalization
    Subaccount...................................           --               777.11           777.11        $121.02
                                                                                            ========        =======
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II..................           --               838.02           838.02        $ 83.71
                                                                                            ========        =======
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II.....................           --                49.18            49.18        $ 99.30
                                                                                            ========        =======

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


---------------------------------------------------------------------------------------------------------------------
                                                                        SURVIVOR OPTIONS PREMIER
                                                                                  1999
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount..............................         --                    --               --              --
                                                                                             ======         =======
  Money Market Subaccount........................         --                357.35           357.35         $138.03
                                                                                             ======         =======
  Bond Subaccount................................         --                    --               --              --
                                                                                             ======         =======
  Managed Subaccount.............................         --                    --               --              --
                                                                                             ======         =======
  Aggressive Growth Subaccount...................         --                    --               --              --
                                                                                             ======         =======
  International Subaccount.......................         --                    --               --              --
                                                                                             ======         =======
  All Pro Large Cap Growth Subaccount............         --                  6.63             6.63         $145.90
                                                                                             ======         =======
  All Pro Large Cap Value Subaccount.............         --                  9.74             9.74         $ 99.22
                                                                                             ======         =======
  All Pro Small Cap Growth Subaccount............         --                  5.20             5.20         $185.96
                                                                                             ======         =======
  All Pro Small Cap Value Subaccount.............         --                 12.90            12.90         $ 74.92
                                                                                             ======         =======
Variable Insurance Products Fund:
  Equity-Income Subaccount.......................         --                    --               --              --
                                                                                             ======         =======
  Growth Subaccount..............................         --                    --               --              --
                                                                                             ======         =======
  High Income Subaccount.........................         --                    --               --              --
                                                                                             ======         =======
  Overseas Subaccount............................         --                 14.08            14.08         $205.87
                                                                                             ======         =======
Variable Insurance Products Fund II:
  Asset Manager Subaccount.......................         --                    --               --              --
                                                                                             ======         =======
  Index 500 Subaccount...........................         --                    --               --              --
                                                                                             ======         =======
  Investment Grade Bond Subaccount...............         --                    --               --              --
                                                                                             ======         =======
  Contrafund Subaccount..........................         --                  8.82             8.82         $219.28
                                                                                             ======         =======
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount...............         --                    --               --              --
                                                                                             ======         =======
  Partners Subaccount............................         --                    --               --              --
                                                                                             ======         =======
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount..............         --                  7.71             7.71         $125.38
                                                                                             ======         =======
  Van Eck Worldwide Hard Assets Subaccount.......         --                    --               --              --
                                                                                             ======         =======
  Van Eck Worldwide Emerging Markets
    Subaccount...................................         --                    --               --              --
                                                                                             ======         =======
  Van Eck Worldwide Real Estate Subaccount.......         --                    --               --              --
                                                                                             ======         =======

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


---------------------------------------------------------------------------------------------------------------------
                                                                        SURVIVOR OPTIONS PREMIER
                                                                                  1999
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Alger American Fund:
  Alger American Small Capitalization
    Subaccount...................................         --                    --               --              --
                                                                                             ======         =======
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II..................         --                    --               --              --
                                                                                             ======         =======
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II.....................         --                    --               --              --
                                                                                             ======         =======

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


---------------------------------------------------------------------------------------------------------------------
                                                                         SURVIVOR OPTIONS ELITE
                                                                                  2000
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount..............................        12.65               232.36           245.01        $295.27
                                                                                            ========        =======
  Money Market Subaccount........................       512.55             5,979.44         6,491.99        $145.42
                                                                                            ========        =======
  Bond Subaccount................................        14.45               121.63           136.08        $177.07
                                                                                            ========        =======
  Managed Subaccount.............................        10.17                21.81            31.98        $250.75
                                                                                            ========        =======
  Aggressive Growth Subaccount...................         6.77               513.21           519.98        $348.44
                                                                                            ========        =======
  International Subaccount.......................        38.89               837.01           875.90        $220.92
                                                                                            ========        =======
  All Pro Large Cap Growth Subaccount............         1.68             1,530.30         1,531.98        $117.37
                                                                                            ========        =======
  All Pro Large Cap Value Subaccount.............         2.04               569.72           571.76        $100.22
                                                                                            ========        =======
  All Pro Small Cap Growth Subaccount............         1.25             2,099.26         2,100.51        $145.63
                                                                                            ========        =======
  All Pro Small Cap Value Subaccount.............       117.26               967.38         1,084.64        $ 89.89
                                                                                            ========        =======
  Equity 500 Index Subaccount**..................       218.81             3,865.15         4,083.96        $314.36
                                                                                            ========        =======
Variable Insurance Products Fund:
  Equity-Income Subaccount.......................        27.14             1,873.31         1,900.45        $270.08
                                                                                            ========        =======
  Growth Subaccount..............................        32.22             3,566.93         3,599.15        $330.94
                                                                                            ========        =======
  High Income Subaccount.........................           --               556.93           556.93        $123.26
                                                                                            ========        =======
  Overseas Subaccount............................        43.51             2,686.83         2,730.34        $165.29
                                                                                            ========        =======
Variable Insurance Products Fund II:
  Asset Manager Subaccount.......................        11.60             2,235.11         2,246.71        $194.13
                                                                                            ========        =======
  Investment Grade Bond Subaccount...............        31.08               382.29           413.37        $150.45
                                                                                            ========        =======
  Contrafund Subaccount..........................        26.13             3,614.70         3,640.83        $203.24
                                                                                            ========        =======
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount...............       100.05               330.97           431.02        $134.73
                                                                                            ========        =======
  Partners Subaccount............................        69.00               264.05           333.05        $ 99.22
                                                                                            ========        =======

---------------
** Prior to February 7, 2000, this subaccount was known as Fidelity Index 500
   Subaccount.

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


---------------------------------------------------------------------------------------------------------------------
                                                                         SURVIVOR OPTIONS ELITE
                                                                                  2000
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount..............           --               129.77           129.77        $126.79
                                                                                            ========        =======
  Van Eck Worldwide Hard Assets Subaccount.......        40.77               603.11           643.88        $116.20
                                                                                            ========        =======
  Van Eck Worldwide Emerging Markets
    Subaccount...................................        35.25             1,723.77         1,759.02        $ 75.04
                                                                                            ========        =======
  Van Eck Worldwide Real Estate Subaccount.......        51.65               308.01           359.66        $ 98.00
                                                                                            ========        =======
Alger American Fund:
  Alger American Small Capitalization
    Subaccount...................................        15.54             1,980.24         1,995.78        $121.02
                                                                                            ========        =======
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II..................           --             1,640.01         1,640.01        $ 83.71
                                                                                            ========        =======
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II.....................           --               267.01           267.01        $ 99.30
                                                                                            ========        =======

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


---------------------------------------------------------------------------------------------------------------------
                                                                         SURVIVOR OPTIONS ELITE
                                                                                  1999
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount..............................         --                 12.65            12.65         $271.14
                                                                                             ======         =======
  Money Market Subaccount........................         --                512.55           512.55         $138.03
                                                                                             ======         =======
  Bond Subaccount................................         --                 14.45            14.45         $162.75
                                                                                             ======         =======
  Managed Subaccount.............................         --                 10.17            10.17         $232.16
                                                                                             ======         =======
  Aggressive Growth Subaccount...................         --                  6.77             6.77         $253.74
                                                                                             ======         =======
  International Subaccount.......................         --                 38.89            38.89         $229.00
                                                                                             ======         =======
  All Pro Large Cap Growth Subaccount............         --                  1.68             1.68         $145.90
                                                                                             ======         =======
  All Pro Large Cap Value Subaccount.............         --                  2.04             2.04         $ 99.22
                                                                                             ======         =======
  All Pro Small Cap Growth Subaccount............         --                  1.25             1.25         $185.96
                                                                                             ======         =======
  All Pro Small Cap Value Subaccount.............         --                117.26           117.26         $ 74.92
                                                                                             ======         =======
Variable Insurance Products Fund:
  Equity-Income Subaccount.......................         --                 27.14            27.14         $250.97
                                                                                             ======         =======
  Growth Subaccount..............................         --                 32.22            32.22         $374.55
                                                                                             ======         =======
  High Income Subaccount.........................         --                    --               --              --
                                                                                             ======         =======
  Overseas Subaccount............................         --                 43.51            43.51         $205.87
                                                                                             ======         =======
Variable Insurance Products Fund II:
  Asset Manager Subaccount.......................         --                 11.60            11.60         $203.59
                                                                                             ======         =======
  Index 500 Subaccount...........................         --                218.81           218.81         $348.85
                                                                                             ======         =======
  Investment Grade Bond Subaccount...............         --                 31.08            31.08         $136.28
                                                                                             ======         =======
  Contrafund Subaccount..........................         --                 26.13            26.13         $219.28
                                                                                             ======         =======
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount...............         --                100.05           100.05         $127.12
                                                                                             ======         =======
  Partners Subaccount............................         --                 69.00            69.00         $ 99.27
                                                                                             ======         =======

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


---------------------------------------------------------------------------------------------------------------------
                                                                         SURVIVOR OPTIONS ELITE
                                                                                  1999
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount..............         --                    --               --              --
                                                                                             ======         =======
  Van Eck Worldwide Hard Assets Subaccount.......         --                 40.77            40.77         $105.08
                                                                                             ======         =======
  Van Eck Worldwide Emerging Markets
    Subaccount...................................         --                 35.25            35.25         $130.05
                                                                                             ======         =======
  Van Eck Worldwide Real Estate Subaccount.......         --                 51.65            51.65         $ 83.17
                                                                                             ======         =======
Alger American Fund:
  Alger American Small Capitalization
    Subaccount...................................         --                 15.54            15.54         $167.47
                                                                                             ======         =======
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II..................         --                    --               --              --
                                                                                             ======         =======
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II.....................         --                    --               --              --
                                                                                             ======         =======

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

4. RELATED PARTY TRANSACTIONS
Provident Mutual makes certain deductions from premiums before amounts are allocated to each Subaccount selected by the policyholder. The deductions may include (1) administrative charges, (2) state premium taxes, (3) premium processing charges, (4) premiums for supplementary benefits, (5) premiums for extra mortality risks, (6) sales charges, (7) premiums for optional benefits,
(8) a risk charge for the guaranteed minimum death benefit, and (9) Federal tax charges. Premiums adjusted for these deductions are recorded as net premiums in the statements of changes in net assets. See original policy documents for specific charges assessed.

In addition to the aforementioned charges, each Subaccount is charged for mortality and expense risks assumed by Provident Mutual. The annual rates charged to cover these risks range from 0.35% to 0.75% of the net assets held for the benefit of policyholders. For some policyholders, this may be increased on a prospective basis, but cannot exceed 0.90%.

Each Subaccount is also charged by Provident Mutual for the cost of insurance protection. For single premium policies, the charge is accrued daily and deducted annually from the amount invested. For scheduled premium, modified premium and flexible premium adjustable policies, the charge is deducted monthly. The amount of the charge is computed based upon the amount of insurance provided during the year and the insured's attained age. Depending upon the type of policy, additional monthly deductions may be made for (1) administrative charges, (2) minimum death benefit charges, (3) first year policy charges and
(4) supplementary charges. See original policy documents for additional monthly charges. These charges are included in the statements of changes in net assets.

During any given policy year, the first four or twelve transfers (depending on the policy) by a policyholder of amounts in the Subaccounts are free of charge. A fee of $25 is assessed for each additional transfer.

The policies provide for an initial free-look period. If a policy is cancelled within certain time constraints, the policyholder will receive a refund equal to the policy account value plus reimbursements of certain deductions previously made under the policy. Where state law requires a minimum refund equal to gross premiums paid, the refund will instead equal the gross premiums paid on the policy and will not reflect investment experience.

If a policy is surrendered within the first 9-15 policy years (depending on the policy), a contingent deferred sales load charge and/or contingent deferred administrative charge are assessed. These charges are recorded as administrative charges in the statements of changes in net assets.

For scheduled premium and single premium policies, Provident Mutual has agreed to make a daily adjustment to the net rate of return of the Growth, Money Market and Bond Subaccounts to offset completely all Market Street Fund, Inc. expenses charged to the portfolios in which the Subaccounts invest, except for (1) all brokers' commissions, (2) transfer taxes, investment advisory fees and other fees and expenses for services relating to purchases and sales of portfolio investments, and (3) income tax

--------------------------------------------------------------------------------
The Provident Mutual Variable Life Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

4. RELATED PARTY TRANSACTIONS, CONTINUED

liabilities. The total amounts reimbursed for the Growth, Money Market and Bond Subaccounts for the years ended December 31, 2000, 1999 and 1998 were as follows:

                                                                            MONEY
                                                              GROWTH        MARKET         BOND
                                                            SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                            ----------    ----------    ----------
Year ending December 31,
     2000...............................................     $32,698        $1,754        $2,901
     1999...............................................     $ 8,226            --        $1,010
     1998...............................................     $ 4,864            --        $1,300

These amounts are shown as an operating expense reimbursement reducing total expenses in the statements of operations.

Provident Mutual makes a daily asset charge against the assets of the Zero Coupon Bond 2006 Series Subaccount. The charge is to reimburse Provident Mutual for the transaction charge paid directly by Provident Mutual to MLPFS on the sale of the Zero Coupon Trust units to the Zero Coupon Bond 2006 Series Subaccount. Provident Mutual pays these amounts from General Account assets. The amount of the asset charge currently is equivalent to an effective annual rate of .25% of the average daily net assets of the Subaccount. This amount may be increased in the future, but in no event will it exceed an effective annual rate of .50%. The charge will be cost based (taking into account the loss of interest) with no anticipated element of profit for Provident Mutual.

                                PROVIDENT MUTUAL
                             LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

              REPORT ON AUDIT OF CONSOLIDATED FINANCIAL STATEMENTS FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
Provident Mutual Life Insurance Company:

In our opinion, the accompanying consolidated statements of financial condition and related consolidated statements of operations, of equity and of cash flows present fairly, in all material respects, the financial position of Provident Mutual Life Insurance Company and Subsidiaries at December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
Philadelphia, Pennsylvania
February 2, 2001

                    PROVIDENT MUTUAL LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                 CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION
                             (DOLLARS IN THOUSANDS)

                                                                    DECEMBER 31,
                                                              ------------------------
                                                                 2000          1999
                                                              ----------    ----------
ASSETS
Investments:
  Fixed maturities:
     Available for sale, at market (cost: 2000-$2,743,643;
      1999-$2,904,087)......................................  $2,610,988    $2,765,156
     Held to maturity, at amortized cost (market:
      2000-$268,295; 1999-$323,318).........................     261,399       323,753
  Equity securities, at market (cost: 2000-$18,549;
     1999-$19,050)..........................................      18,912        20,326
  Mortgage loans............................................     594,805       559,818
  Real estate...............................................      29,068        25,873
  Policy loans and premium notes............................     374,654       366,046
  Other invested assets.....................................      44,298        22,850
                                                              ----------    ----------
       Total investments....................................   3,934,124     4,083,822
                                                              ----------    ----------
Cash and cash equivalents...................................      64,872        60,253
Premiums due................................................      10,241        11,477
Investment income due and accrued...........................      70,984        74,629
Deferred policy acquisition costs...........................     899,709       850,689
Reinsurance recoverable.....................................     161,085       155,871
Separate account assets.....................................   3,899,996     3,891,828
Other assets................................................     122,456        93,375
                                                              ----------    ----------
       Total assets.........................................  $9,163,467    $9,221,944
                                                              ==========    ==========
LIABILITIES
Policy liabilities:
  Future policyholder benefits..............................  $3,858,533    $4,028,813
  Policyholder funds........................................     145,506       146,685
  Policyholder dividends payable............................      34,925        34,738
  Other policy obligations..................................      20,695        20,259
                                                              ----------    ----------
       Total policy liabilities.............................   4,059,659     4,230,495
                                                              ----------    ----------
Expenses payable............................................      21,337        28,763
Taxes payable...............................................       8,617         6,497
Federal income taxes payable:
  Current...................................................      32,201        32,239
  Deferred..................................................      45,498        26,679
Separate account liabilities................................   3,865,636     3,861,305
Other liabilities...........................................      76,839        85,022
                                                              ----------    ----------
       Total liabilities....................................   8,109,787     8,271,000
                                                              ----------    ----------
COMMITMENTS AND CONTINGENCIES -- NOTE 10
EQUITY
  Retained earnings.........................................   1,100,582       995,150
  Accumulated other comprehensive income:
     Net unrealized (depreciation) appreciation on
      securities............................................     (46,902)      (44,206)
                                                              ----------    ----------
       Total equity.........................................   1,053,680       950,944
                                                              ----------    ----------
       Total liabilities and equity.........................  $9,163,467    $9,221,944
                                                              ==========    ==========

          See accompanying notes to consolidated financial statements

                    PROVIDENT MUTUAL LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF OPERATIONS
                             (DOLLARS IN THOUSANDS)

                                                                 YEARS ENDED DECEMBER 31,
                                                             --------------------------------
                                                               2000        1999        1998
                                                             --------    --------    --------
REVENUES
Policy and contract charges................................  $173,597    $156,463    $126,282
Premiums...................................................   189,913     197,454     206,376
Net investment income......................................   320,110     332,576     352,690
Other income...............................................    67,267      62,611      55,596
Net realized (losses) gains on investments.................    (2,889)     (2,037)      6,780
                                                             --------    --------    --------
  Total revenues...........................................   747,998     747,067     747,724
                                                             --------    --------    --------
BENEFITS AND EXPENSES
Policy and contract benefits...............................   228,321     224,797     226,802
Change in future policyholder benefits.....................    89,978     112,118     138,001
Operating expenses.........................................    72,583      75,567      82,290
Amortization of deferred policy acquisition costs..........    86,312      80,420      72,926
Policyholder dividends.....................................    68,529      67,595      65,648
Noninsurance commissions and expenses......................    47,359      44,951      35,649
                                                             --------    --------    --------
  Total benefits and expenses..............................   593,082     605,448     621,316
                                                             --------    --------    --------
     Income before income taxes............................   154,916     141,619     126,408
Income tax expense (benefit):
  Current..................................................    29,213      36,646      46,953
  Deferred.................................................    20,271      10,981      (8,085)
                                                             --------    --------    --------
     Total income tax expense..............................    49,484      47,627      38,868
                                                             --------    --------    --------
       Net income..........................................  $105,432    $ 93,992    $ 87,540
                                                             ========    ========    ========

          See accompanying notes to consolidated financial statements

                    PROVIDENT MUTUAL LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                       CONSOLIDATED STATEMENTS OF EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                             (DOLLARS IN THOUSANDS)

                                                                          NET
                                                                       UNREALIZED
                                                                      APPRECIATION
                                                        RETAINED     (DEPRECIATION)      TOTAL
                                                        EARNINGS     ON SECURITIES       EQUITY
                                                       ----------    --------------    ----------
Balance at January 1, 1998...........................  $  813,618       $ 30,664       $  844,282
                                                                                       ----------
  Comprehensive income
     Net income......................................      87,540             --           87,540
     Other comprehensive income, net of tax:
       Change in unrealized appreciation
          (depreciation) on securities...............          --          3,301            3,301
                                                                                       ----------
  Total comprehensive income.........................                                      90,841
                                                       ----------       --------       ----------
Balance at December 31, 1998.........................     901,158         33,965          935,123
                                                                                       ----------
  Comprehensive income
     Net income......................................      93,992             --           93,992
     Other comprehensive income, net of tax:
       Change in unrealized appreciation
          (depreciation) on securities...............          --        (78,171)         (78,171)
                                                                                       ----------
  Total comprehensive income.........................                                      15,821
                                                       ----------       --------       ----------
Balance at December 31, 1999.........................     995,150        (44,206)         950,944
                                                                                       ----------
  Comprehensive income
     Net income......................................     105,432             --          105,432
     Other comprehensive income, net of tax:
       Change in unrealized appreciation
          (depreciation) on securities...............          --         (2,696)          (2,696)
                                                                                       ----------
  Total comprehensive income.........................                                     102,736
                                                       ----------       --------       ----------
Balance at December 31, 2000.........................  $1,100,582       $(46,902)      $1,053,680
                                                       ==========       ========       ==========

          See accompanying notes to consolidated financial statements

                    PROVIDENT MUTUAL LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                             (DOLLARS IN THOUSANDS)

                                                                     YEARS ENDED DECEMBER 31,
                                                              ---------------------------------------
                                                                 2000          1999          1998
                                                              -----------   -----------   -----------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..................................................  $   105,432   $    93,992   $    87,540
Adjustments to reconcile net income to net cash provided by
  operating activities:
  Interest credited to variable universal life and
    investment products.....................................       99,997       105,104       124,693
  Amortization of deferred policy acquisition costs.........       86,312        80,420        72,926
  Capitalization of deferred policy acquisition costs.......     (144,388)     (124,056)     (140,052)
  Deferred income taxes.....................................       20,271        10,981        (8,085)
  Net realized losses (gains) on investments................        2,889         2,037        (6,780)
  Change in reinsurance recoverable.........................       (5,214)       (3,040)      346,657
  Change in policy liabilities and other policyholders'
    funds of traditional life products......................      (76,925)      (57,179)     (342,412)
  Other, net................................................      (25,551)      (49,595)       10,664
                                                              -----------   -----------   -----------
    Net cash provided by operating activities...............       62,823        58,664       145,151
                                                              -----------   -----------   -----------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of investments:
  Available for sale securities.............................      296,332       190,329       302,781
  Held to maturity securities...............................        5,128            --         4,806
  Equity securities.........................................        2,174        12,860        27,543
  Real estate...............................................        2,186        17,988        27,740
  Other invested assets.....................................        6,128         6,052        25,080
Proceeds from maturities of investments:
  Available for sale securities.............................      279,616       332,182       348,101
  Held to maturity securities...............................       63,282        58,716        76,483
  Mortgage loans............................................       72,738       154,440       121,076
Purchases of investments:
  Available for sale securities.............................     (424,739)     (504,973)     (926,699)
  Held to maturity securities...............................       (6,293)       (1,083)      (23,624)
  Equity securities.........................................         (256)          (74)      (32,339)
  Mortgage loans............................................     (113,478)      (78,572)     (107,728)
  Real estate...............................................         (697)         (621)         (856)
  Other invested assets.....................................      (26,138)      (18,633)      (11,342)
Contributions of separate account seed money................       (2,536)       (1,774)      (20,826)
Withdrawals of separate account seed money..................           --            --         1,954
Policy loans and premium notes, net.........................       (8,608)       (3,665)       (3,711)
Additions to property and equipment.........................       (8,679)       (4,599)       (3,673)
                                                              -----------   -----------   -----------
    Net cash provided by (used in) investing activities.....      136,160       158,573      (195,234)
                                                              -----------   -----------   -----------
CASH FLOWS FROM FINANCING ACTIVITIES
Variable universal life and investment product deposits.....      945,308       827,800     1,228,552
Variable universal life and investment product withdrawals
  and fees..................................................   (1,139,672)   (1,066,189)   (1,107,827)
                                                              -----------   -----------   -----------
    Net cash (used in) provided by financing activities.....     (194,364)     (238,389)      120,725
                                                              -----------   -----------   -----------
    Net change in cash and cash equivalents.................        4,619       (21,152)       70,642
Cash and cash equivalents, beginning of year................       60,253        81,405        10,763
                                                              -----------   -----------   -----------
Cash and cash equivalents, end of year......................  $    64,872   $    60,253   $    81,405
                                                              ===========   ===========   ===========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid during the year for income taxes..................  $    28,772   $    38,821   $    54,863
                                                              ===========   ===========   ===========
Foreclosure of mortgage loans...............................  $     7,050   $     5,394   $     8,848
                                                              ===========   ===========   ===========

          See accompanying notes to consolidated financial statements

                    PROVIDENT MUTUAL LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Provident Mutual Life Insurance Company (Provident Mutual) is organized as a mutual life insurance company.

Provident Mutual's wholly-owned subsidiaries are Providentmutual Life and Annuity Company of America (PLACA), Provident Mutual International Life Insurance Company (PMILIC) and Providentmutual Holding Company (PHC), and together with Provident Mutual, these are defined collectively as the "Company."

The Company sells individual variable and traditional life insurance products, individual and group annuity products and investment products. The Company also maintains a block of direct response-marketed life and health insurance products. The Company distributes its products through a variety of distribution channels, principally career agents, personal producing general agents and brokers. The Company is licensed to operate in 50 states, Puerto Rico and the District of Columbia, each of which has regulatory oversight. Sales in 17 states accounted for 84% of the Company's sales for the year ended December 31, 2000. For many of the life insurance and annuity products, the insurance departments of the states in which the Company conducts business must approve products and policy forms in advance of sales. In addition, selected benefit elements and policy provisions are determined by statutes and regulations in each of these states.

PLACA specializes primarily in the development and sale of various annuity products and also sells certain variable and traditional life insurance products, also sold by Provident Mutual, through a personal producing general agency sales force.

PMILIC's business consists of life insurance assumed from Provident Mutual.

PHC is a downstream holding company with two major subsidiaries: Sigma American Corporation (Sigma) and 1717 Capital Management Company (1717CMC). Sigma is a general partner in a joint venture that provides investment advisory, mutual fund distribution, trust and administrative services to a group of mutual funds and other parties. 1717CMC is a full-service broker/dealer, operating on a fully disclosed basis, engaged in the distribution of investment company shares, general securities, and other securities and services. 1717CMC is the principal distributor of variable life insurance policies and variable annuity contracts issued by both Provident Mutual and PLACA.

BASIS OF PRESENTATION

The consolidated financial statements include the accounts of Provident Mutual and its wholly-owned subsidiaries. Intercompany transactions have been eliminated. The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States (GAAP). Certain prior year amounts have been reclassified to conform with the current year presentation.

Various entities within the Company prepare financial statements for filing with regulatory authorities in conformity with the accounting practices prescribed or permitted by the Insurance Departments of the Commonwealth of Pennsylvania and the State of Delaware (SAP). Practices under SAP vary from GAAP primarily with respect to the deferral and subsequent amortization of policy acquisition costs, the valuation of policy reserves, the accounting for deferred taxes, the accrual of postretirement benefits, the inclusion of statutory asset valuation and interest maintenance reserves and the establishment of investment valuation allowances.

Statutory net income was $84.5 million, $82.1 million and $70.8 million for the years ended December 31, 2000, 1999 and 1998, respectively. Statutory surplus was $488.2 million and $434.2 million as of December 31, 2000 and 1999, respectively.

The preparation of the accompanying consolidated financial statements required management to make estimates and assumptions that affect the reported values of assets and liabilities and the reported amounts of revenues and expenses. Actual results could differ from those estimates.

The Company is subject to interest rate risk to the extent its investment portfolio cash flows are not matched to its insurance liabilities. Management believes it manages this risk through modeling of the cash flows under reasonable scenarios.

INVESTED ASSETS

Fixed maturity securities (bonds) which may be sold are designated as "available for sale" and are reported at market value. Unrealized appreciation/depreciation on these securities is recorded directly in equity, net of related Federal income taxes and amortization of deferred policy acquisition costs. Fixed maturity securities that the Company has the intent and ability to hold to maturity are designated as "held to maturity" and are reported at amortized cost.

Equity securities (common and preferred stocks) are reported at market value. Unrealized appreciation/ depreciation on these securities is recorded directly in equity, net of related Federal income taxes and amortization of deferred policy acquisition costs.

Fixed maturity and equity securities that have experienced an other than temporary decline in value are written down to fair value by a charge to realized losses. This fair value becomes the new cost basis of the particular security.

Mortgage loans are carried at unpaid principal balances, less impairment reserves. For mortgage loans considered impaired, a specific reserve is established. A general reserve is also established for probable losses arising from the portfolio but not attributable to specific loans. Mortgage loans are considered impaired when it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. Upon impairment, a reserve is established for the difference between the unpaid principal of the mortgage loan and its fair value. Fair value is based on either the present value of expected future cash flows discounted at the mortgage loan's effective interest rate or the fair value of the underlying collateral. Changes in the reserve are credited (charged) to operations. Reserves totaled $8.1 million and $11.2 million at December 31, 2000 and 1999, respectively.

Policy loans are reported at unpaid principal balances.

Real estate occupied by the Company is carried at cost less accumulated depreciation. Foreclosed real estate is carried at the lower of cost or fair market value, less encumbrances. The straight line method of depreciation is used for real estate occupied by the Company.

Other invested assets consist primarily of real estate joint ventures carried on the equity basis and limited partnerships carried at the lower of cost or fair market value. The Company receives preferred returns and interest on loans/capital advances made to the real estate joint ventures.

Cash and cash equivalents include cash and all highly liquid investments with a maturity of three months or less when purchased.

It is the Company's policy to use derivatives (exchange-traded or over-the-counter financial instruments whose value is based upon or derived from a specific underlying index or commodity) for the purpose of reducing exposure to interest rate fluctuations, but not for income generation or speculative purposes. Derivatives utilized by the Company are long and short positions on United States Treasury notes and bond futures and certain interest rate swaps.

The net interest effect of futures transactions is settled on a daily basis. Cash paid or received is recorded daily, along with a receivable/payable, to settle the futures contract prior to the contract termination. The receivable/payable is carried until the contract is terminated and the remaining balance is included in either net investment income or realized gain or loss. Upon termination of a futures contract that is identified to a specific security, any gain or loss is deferred and amortized to net investment income over the expected remaining life of the hedged security. If the futures contract is not identified to a specific security, any gain or loss on termination is reported as a realized gain or loss.

Interest rate swaps are settled on the contract date. Cash paid or received is reported as an adjustment to net investment income.

In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities." This Statement requires that all derivatives be recorded at fair value in the statement of financial condition as either assets or liabilities. The accounting for changes in the fair value of a derivative depends on its intended use and its resulting designation. This Statement is effective for fiscal years beginning after June 15, 1999. In June 1999, the FASB issued SFAS No. 137, "Accounting for Derivative Instruments and Hedging Activities -- Deferral of the Effective Date of SFAS No. 133," which changed the effective date of SFAS No. 133 to fiscal years beginning after June 15, 2000. The Company plans to adopt the provisions of SFAS No. 133 effective January 1, 2001. The Company has reviewed the provisions of SFAS No. 133 and has determined that its impact on the consolidated financial statements will not be material.

Effective January 1, 1999, the Company adopted Statement of Position (SOP) No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." SOP 97-3 provides guidance for determining measurement and recognition of a liability or an asset for insurance-related assessments. The adoption of SOP 97-3 did not have a material effect on the results of operations or the financial position of the Company.

BENEFIT RESERVES AND POLICYHOLDER CONTRACT DEPOSITS

  Variable Life Insurance and Investment-Type Products

Variable life products include fixed premium variable life and flexible premium variable universal life. Investment-type products consist primarily of guaranteed investment contracts (GICs) and single premium and flexible premium annuity contracts.

Benefit reserves and policyholder contract deposits on these products are determined following the retrospective deposit method and consist of policy values that accrue to the benefit of the policyholder, before deduction of surrender charges.

  Traditional Life Insurance Products

Traditional life insurance products include those contracts with fixed and guaranteed premiums and benefits, and consist principally of whole life and term insurance policies, limited-payment life insurance policies and certain annuities with life contingencies. Most traditional life insurance policies are participating. In addition to guaranteeing benefits, they pay dividends, as declared annually by the Company based on experience.

Reserves on traditional life insurance products are calculated by using the net level premium method. For participating traditional life insurance policies, reserve assumptions are based on mortality rates consistent with those underlying the cash values and investment rates consistent with the Company's dividend practices. For most such policies, reserves are based on the 1958 or 1980 Commissioners' Standard Ordinary (CSO) mortality tables at interest rates ranging from 3.5% to 4.5%.

PREMIUMS, CHARGES AND BENEFITS

  Traditional Life Insurance and Accident and Health Insurance Products

Premiums for individual life policies are recognized when due; premiums for accident and health and all other policies are reported as earned proportionately over their policy terms.

Benefit claims (including an estimated provision for claims incurred but not reported), benefit reserve changes, and expenses (except those deferred) are charged to income as incurred.

  Variable Life Insurance and Investment-Type Products

Revenues for variable life insurance and investment-type products consist of policy charges for the cost of insurance, policy initiation, administration and surrenders during the period. Premiums received and the accumulated value portion of benefits paid are excluded from the amounts reported in the consolidated statements of operations. Expenses include interest credited to policy account balances and benefit payments made in excess of policy account balances. Many of these policies are variable life or variable annuity policies, in which investment performance credited to the account balance is based on the investment performance of separate accounts chosen by the policyholder. For other policies, the account balances were credited at interest rates which ranged from 4.0% to 9.2%, in 2000.

  Deferred Policy Acquisition Costs

The costs that vary with and are directly related to the production of new business have been deferred to the extent deemed recoverable. Such costs include commissions and certain costs of underwriting, policy issue and marketing.

Deferred policy acquisition costs on traditional participating life insurance policies are amortized in proportion to the present value of expected gross margins. Gross margins include margins from mortality, investments and expenses, net of policyholder dividends. Expected gross margins are redetermined regularly, based on actual experience and current assumptions of mortality, persistency, expenses, and investment experience. The average investment yields, before realized capital gains and losses, in the calculation of expected gross margins were 8.0% for 2000, 8.0% for 1999 and 8.25% for 1998.

Deferred policy acquisition costs for variable life and investment-type products are amortized in relation to the incidence of expected gross profits, including realized investment gains and losses, over the expected lives of the policies.

Deferred policy acquisition costs are subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each accounting period. The effect on the amortization of deferred policy acquisition costs of revisions in estimated experience is reflected in earnings in the period such estimates are revised. In addition, the effect on the deferred acquisition cost asset that would result from the realization of unrealized gains and losses is recognized through an offset to Other Comprehensive Income as of the balance sheet date.

CAPITAL GAINS AND LOSSES

Realized capital gains and losses on sales of investments are based upon specific identification of the investments sold. A realized capital loss is recorded at the time a decline in the value of an investment is determined to be other than temporary.

POLICYHOLDER DIVIDENDS

Annually, the Board of Directors declares the amount of dividends to be paid to participating policyholders in the following calendar year. Dividends are earned by the policyholders ratably over the policy year.

Dividends are included in the accompanying consolidated financial statements as a liability and as a charge to operations.

REINSURANCE

Premiums, benefits and expenses are recorded net of experience refunds, reserve adjustments and amounts assumed from or ceded to reinsurers, including commission and expense allowances.

SEPARATE ACCOUNTS

Separate account assets and liabilities reflect segregated funds administered and invested by the Company for the benefit of variable life insurance policyholders, variable annuity contractholders and several of the Company's retirement plans.

The contractholders/policyholders bear the investment risk on separate account assets except in instances where the Company guarantees a fixed return and on the Company's seed money. The separate account assets are carried at fair value.

For guaranteed contracts, the separate account assets and liabilities are carried at historical cost. The guaranteed contracts are maintained in a separate account for statutory purposes. Due to the guaranteed return, this separate account is included in the general account assets and liabilities for GAAP purposes.

FEDERAL INCOME TAXES

Deferred income tax assets and liabilities have been recorded for temporary differences between the reported amounts of assets and liabilities in the accompanying consolidated financial statements and those in the Company's income tax returns.

2.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table presents the fair values and carrying values of the Company's financial instruments at December 31, 2000 and 1999 (in millions):

                                             DECEMBER 31, 2000       DECEMBER 31, 1999
                                            --------------------    --------------------
                                              FAIR      CARRYING      FAIR      CARRYING
                                             VALUE       VALUE       VALUE       VALUE
                                            --------    --------    --------    --------
ASSETS
Fixed maturities:
  Available for sale......................  $2,611.0    $2,611.0    $2,765.2    $2,765.2
  Held to maturity........................    $268.3      $261.4      $323.3      $323.8
Equity securities.........................     $18.9       $18.9       $20.3       $20.3
Mortgage loans............................    $617.2      $594.8      $557.3      $559.8
LIABILITIES FOR INVESTMENT-TYPE INSURANCE
  CONTRACTS
Guaranteed interest contracts.............     $21.1       $21.0      $100.5      $100.6
Group annuities...........................  $1,730.2    $1,754.0    $1,718.8    $1,740.9
Supplementary contracts without life
  contingencies...........................     $28.4       $27.7       $28.3       $28.6
Individual annuities......................  $1,880.9    $1,923.1    $2,028.9    $2,085.1

The underlying investment risk of the Company's variable life and variable annuity contracts is assumed by the policyholder. These reserve liabilities are primarily reported in the separate accounts. The liabilities in the separate accounts are recorded at amounts equal to the related assets at fair value.

Fair values for the Company's insurance contracts other than investment-type contracts are not required to be disclosed under SFAS No. 107, "Disclosures about Fair Value of Financial Instruments." However, the estimated fair value and future cash flows of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The estimated fair value of all assets without a corresponding revaluation of all liabilities associated with insurance contracts can be misinterpreted.

The following notes summarize the major methods and assumptions used in estimating the fair values of financial instruments:

INVESTMENT SECURITIES

Bonds, common stocks and preferred stocks are valued based upon quoted market prices, where available. If quoted market prices are not available, as in the case of private placements, fair values are based on quoted market prices of comparable instruments (see Note 3).

MORTGAGE LOANS

Mortgage loans are valued using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality. For mortgage loans classified as nonperforming, the fair value was set equal to the lesser of the unpaid principal balance or the market value of the underlying property.

POLICY LOANS

Policy loans are issued with either fixed or variable interest rates, depending upon the terms of the policies. For those loans with fixed rates, the interest rates range from 5% to 8%. For loans with variable interest rates, the interest rates are primarily adjusted quarterly based upon changes in a corporate bond index. Future cash flows of policy loans are uncertain and difficult to predict. As a result, management deems it impractical to calculate the fair value of policy loans.

GUARANTEED INTEREST CONTRACTS

The fair value of GIC liabilities is based upon discounted future cash flows. Contract account balances are accumulated to the maturity dates at the guaranteed rate of interest. Accumulated values are discounted using interest rates for which liabilities with similar durations could be sold. The statement value and fair value of the assets backing up the guaranteed interest contract liabilities were $40.9 million and $41.1 million, respectively, at December 31, 2000 and $102.0 million and $101.9 million, respectively, at December 31, 1999.

GROUP ANNUITIES

The fair value of group annuities is primarily based upon termination value, which is calculated by applying contractual market value adjustments to the account balances. For those contracts not subject to market value adjustments at termination, book value represents fair value.

INDIVIDUAL ANNUITIES AND SUPPLEMENTARY CONTRACTS

The fair value of individual annuities and supplementary contracts without life contingencies is based primarily on surrender values. For those individual annuities and supplementary contracts that are not surrenderable, discounted future cash flows are used for calculating fair value.

POLICYHOLDER DIVIDENDS AND ACCUMULATIONS

The policyholders' dividend and accumulation liabilities will ultimately be settled in cash, applied toward the payment of premiums, or left on deposit with the Company at interest. Management deems it impractical to calculate the fair value of these liabilities due to valuation difficulties involving the uncertainties of final settlement.

3.  MARKETABLE SECURITIES

The amortized cost, gross unrealized gains and losses and estimated fair value of investments in fixed maturity securities and equity securities as of December 31, 2000 and 1999 are as follows (in millions):

                                                                   DECEMBER 31, 2000
                                                   --------------------------------------------------
                                                                  GROSS         GROSS       ESTIMATED
                                                   AMORTIZED    UNREALIZED    UNREALIZED      FAIR
               AVAILABLE FOR SALE                    COST         GAINS         LOSSES        VALUE
               ------------------                  ---------    ----------    ----------    ---------
U.S. Treasury securities and obligations of U.S.
  government corporations and agencies...........  $   20.0       $  .6         $   --      $   20.6
Obligations of states and political
  subdivisions...................................      32.0          .7             .2          32.5
Debt securities issued by foreign governments....       1.0          .1             --           1.1
Corporate securities.............................   2,447.4        41.0          177.0       2,311.4
Mortgage-backed securities.......................     243.2         5.2            3.0         245.4
                                                   --------       -----         ------      --------
  Subtotal -- fixed maturities...................   2,743.6        47.6          180.2       2,611.0
Equity securities................................      18.5         1.3             .9          18.9
                                                   --------       -----         ------      --------
  Total..........................................  $2,762.1       $48.9         $181.1      $2,629.9
                                                   ========       =====         ======      ========

                                                                   DECEMBER 31, 2000
                                                   --------------------------------------------------
                                                                  GROSS         GROSS       ESTIMATED
                                                   AMORTIZED    UNREALIZED    UNREALIZED      FAIR
                HELD TO MATURITY                     COST         GAINS         LOSSES        VALUE
                ----------------                   ---------    ----------    ----------    ---------
U.S. Treasury securities and obligations of U.S.
  government corporations and agencies...........  $   13.0       $  .7         $   --      $   13.7
Obligations of states and political
  subdivisions...................................       5.9          .3             --           6.2
Debt securities issued by foreign governments....       5.6          .7             --           6.3
Corporate securities.............................     233.7         8.8            3.7         238.8
Mortgage-backed securities.......................       3.2          .1             --           3.3
                                                   --------       -----         ------      --------
  Total..........................................  $  261.4       $10.6         $  3.7      $  268.3
                                                   ========       =====         ======      ========

                                                                   DECEMBER 31, 1999
                                                   --------------------------------------------------
                                                                  GROSS         GROSS       ESTIMATED
                                                   AMORTIZED    UNREALIZED    UNREALIZED      FAIR
               AVAILABLE FOR SALE                    COST         GAINS         LOSSES        VALUE
               ------------------                  ---------    ----------    ----------    ---------
U.S. Treasury securities and obligations of U.S.
  government corporations and agencies...........  $   46.9       $  .4         $   .7      $   46.6
Obligations of states and political
  subdivisions...................................      41.6          .6             .5          41.7
Debt securities issued by foreign governments....       1.0          --             --           1.0
Corporate securities.............................   2,556.7        20.8          151.4       2,426.1
Mortgage-backed securities.......................     257.9         2.1           10.2         249.8
                                                   --------       -----         ------      --------
  Subtotal -- fixed maturities...................   2,904.1        23.9          162.8       2,765.2
Equity securities................................      19.0         2.6            1.3          20.3
                                                   --------       -----         ------      --------
  Total..........................................  $2,923.1       $26.5         $164.1      $2,785.5
                                                   ========       =====         ======      ========

                                                                   DECEMBER 31, 1999
                                                   --------------------------------------------------
                                                                  GROSS         GROSS       ESTIMATED
                                                   AMORTIZED    UNREALIZED    UNREALIZED      FAIR
                HELD TO MATURITY                     COST         GAINS         LOSSES        VALUE
                ----------------                   ---------    ----------    ----------    ---------
U.S. Treasury securities and obligations of U.S.
  government corporations and agencies...........  $   13.4       $  .3         $   --      $   13.7
Obligations of states and political
  subdivisions...................................       6.4          .2             .2           6.4
Debt securities issued by foreign governments....       6.0          .2             --           6.2
Corporate securities.............................     294.5         5.3            6.3         293.5
Mortgage-backed securities.......................       3.5          --             --           3.5
                                                   --------       -----         ------      --------
  Total..........................................  $  323.8       $ 6.0         $  6.5      $  323.3
                                                   ========       =====         ======      ========

The amortized cost and estimated fair value of fixed maturity securities at December 31, 2000, by contractual maturity, are as follows (in millions):

                                                              AMORTIZED    ESTIMATED
                     AVAILABLE FOR SALE                         COST       FAIR VALUE
                     ------------------                       ---------    ----------
Due in one year or less.....................................  $  110.8      $  107.0
Due after one year through five years.......................     812.7         807.8
Due after five years through ten years......................     615.2         589.3
Due after ten years.........................................   1,204.9       1,106.9
                                                              --------      --------
  Total.....................................................  $2,743.6      $2,611.0
                                                              ========      ========

                                                              AMORTIZED    ESTIMATED
                      HELD TO MATURITY                          COST       FAIR VALUE
                      ----------------                        ---------    ----------
Due in one year or less.....................................   $ 10.7        $ 10.7
Due after one year through five years.......................     95.4          97.0
Due after five years through ten years......................     81.8          85.6
Due after ten years.........................................     73.5          75.0
                                                               ------        ------
  Total.....................................................   $261.4        $268.3
                                                               ======        ======

Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are included based on their contractual maturity.

Realized gains (losses) on investments for the years ended December 31, 2000, 1999 and 1998 are summarized as follows (in millions):

                                                              2000     1999     1998
                                                              -----    -----    -----
Fixed maturities............................................  $(2.7)   $(9.0)   $(9.2)
Equity securities...........................................    1.4      1.5      2.8
Mortgage loans..............................................   (1.4)      --       .7
Real estate.................................................   (1.8)     (.6)     6.6
Other invested assets.......................................    1.6      6.1      8.9
Other assets................................................     --       --     (3.0)
                                                              -----    -----    -----
  Total.....................................................  $(2.9)   $(2.0)   $ 6.8
                                                              =====    =====    =====

During 2000, the Company sold a held to maturity security with an amortized cost of $5.0 million, resulting in a realized gain of $.1 million. During 1998, the Company sold held to maturity securities with an amortized cost of $5.6 million, resulting in a realized loss of $.8 million. The securities were sold in response to significant deterioration in the creditworthiness of the issuers.

Net unrealized (depreciation) appreciation on available for sale securities as of December 31, 2000 and 1999 is summarized as follows (in millions):

                                                               2000       1999
                                                              -------    -------
Net unrealized (depreciation) appreciation before
  adjustments for the following:............................  $(132.2)   $(137.6)
  Amortization of deferred policy acquisition costs.........     60.1       69.6
  Deferred Federal income taxes.............................     25.2       23.8
                                                              -------    -------
Net unrealized (depreciation) appreciation..................  $ (46.9)   $ (44.2)
                                                              =======    =======

Net investment income, by type of investment, is as follows for the years ending December 31, 2000, 1999 and 1998 (in millions):

                                                            2000      1999      1998
                                                           ------    ------    ------
Gross investment income:
Fixed maturities:
  Available for sale.....................................  $219.7    $222.9    $225.2
  Held to maturity.......................................    21.8      30.6      34.4
Equity securities........................................      .3        .2        .5
Mortgage loans...........................................    50.2      53.9      59.1
Real estate..............................................     4.3       5.3       6.6
Policy loans.............................................    24.7      23.9      24.2
Other invested assets....................................    12.1       7.3      15.3
Cash and cash equivalents................................     2.4       2.3       3.3
Other, net...............................................      .3        .1        --
                                                           ------    ------    ------
                                                            335.8     346.5     368.6
Less investment expenses.................................   (15.7)    (13.9)    (15.9)
                                                           ------    ------    ------
Net investment income....................................  $320.1    $332.6    $352.7
                                                           ======    ======    ======

The Company's portfolio includes an available for sale note carried at $38.2 million acquired in 1998, prior to the effective date of EITF 98-15. Income of $3.7 million, $3.7 million and $2.1 million was earned on this note during 2000, 1999 and 1998, respectively. Had the provisions of EITF 98-15 been applicable, the related loss of $10.6 million recorded in 1998 would have been reversed and income recognized would have been $2.4 million, $2.4 million and $1.5 million during 2000, 1999 and 1998, respectively. Interest earned over the lives of the notes would be $8.7 million less had the note been accounted for under EITF 98-15.

4.  MORTGAGE LOANS

The carrying value of impaired loans was $3.1 million and $14.2 million, which are net of reserves of $.3 million and $3.2 million as of December 31, 2000 and 1999, respectively.

A reconciliation of the reserve balance, including general reserves, for mortgage loans for 2000 and 1999 is as follows (in millions):

                                                                2000     1999
                                                                -----    -----
Balance at January 1........................................    $11.2    $10.7
Provision, net of recoveries................................     (2.6)      .5
Releases due to foreclosure.................................      (.5)      --
                                                                -----    -----
Balance at December 31......................................    $ 8.1    $11.2
                                                                =====    =====

The average recorded investment in impaired loans was $8.7 million and $27.8 million during 2000 and 1999, respectively. Interest income recognized on impaired loans during 2000, 1999 and 1998 was $.3 million, $1.7 million and $3.9 million, respectively. All interest income on impaired loans was recognized on the cash basis.

5.  REAL ESTATE

Real estate holdings are as follows at December 31, 2000 and 1999 (in millions):

                                                              2000     1999
                                                              -----    -----
Occupied by the Company.....................................  $17.9    $19.2
Foreclosed..................................................   11.1      7.8
                                                              -----    -----
Total.......................................................  $29.0    $27.0
                                                              =====    =====

Depreciation expense was $.6 million, $1.0 million and $1.8 million for the years ended December 31, 2000, 1999 and 1998, respectively. Accumulated depreciation for real estate totaled $5.0 million and $4.5 million at December 31, 2000 and 1999, respectively. Permanent impairment writedowns were $1.8 million, $.9 million and $.5 million for the years ended December 31, 2000, 1999 and 1998, respectively.

In December 1999, a real estate property occupied by the Company with a carrying value of $12.3 million was sold, resulting in a gain of $.3 million.

6.  DEFERRED POLICY ACQUISITION COSTS

A reconciliation of the deferred policy acquisition cost (DAC) asset for 2000, 1999 and 1998 is as follows (in millions):

                                                            2000      1999      1998
                                                           ------    ------    ------
Balance at January 1,....................................  $850.7    $705.2    $629.6
Expenses deferred........................................   144.4     124.1     140.1
Amortization of DAC......................................   (86.3)    (80.4)    (72.9)
Effect on DAC from unrealized (gains) losses.............    (9.1)    101.8       8.4
                                                           ------    ------    ------
Balance at December 31,..................................  $899.7    $850.7    $705.2
                                                           ======    ======    ======

7.  BENEFIT PLANS

The Company maintains a qualified defined benefit pension plan and several nonqualified defined benefit, supplemental executive retirement, excess benefit and deferred compensation plans. In addition, the Company maintains other postretirement benefit plans which include medical benefits for retirees and their spouses (and Medicare part B reimbursement for certain retirees) and retiree life insurance.

The following tables present a reconciliation of the changes in the plans' benefit obligations and fair value of assets for the years ended December 31, 2000 and 1999, as well as the funded status as of December 31, 2000 and 1999 (in millions):

                                                  PENSION BENEFITS     OTHER BENEFITS
                                                  ----------------    ----------------
                                                   2000      1999      2000      1999
                                                  ------    ------    ------    ------
CHANGE IN BENEFIT OBLIGATION
Net benefit obligation at beginning of year.....  $ 98.4    $116.7    $ 24.5    $ 28.4
Service cost....................................     3.4       3.7        .3        .3
Interest cost...................................     7.4       7.7       1.9       1.9
Plan participants' contributions................      --        --        .2        .4
Plan amendments.................................      --       1.4        --        --
Actuarial (gain) loss...........................    (1.0)      4.0        .8      (4.2)
Settlements.....................................      --     (13.4)       --        --
Gross benefits paid.............................   (11.9)    (21.7)     (2.7)     (2.3)
                                                  ------    ------    ------    ------
Net benefit obligation at end of year...........    96.3      98.4      25.0      24.5
                                                  ------    ------    ------    ------
CHANGE IN PLAN ASSETS
Fair value of plan assets at beginning of
  year..........................................   191.0     182.4        --        --
Actual return on plan assets....................    (3.1)     26.6        --        --
Employer contributions..........................      --        --       2.5       1.4
Plan participants' contributions................      --        --        .2        --
401(h) transfer.................................      --      (1.4)       --        --
Gross benefits paid.............................    (9.5)    (16.6)     (2.7)     (1.4)
                                                  ------    ------    ------    ------
Fair value of plan assets at end of year........   178.4     191.0        --        --
                                                  ------    ------    ------    ------
Funded status...................................    82.1      92.6     (25.0)    (24.5)
Unrecognized actuarial gain.....................   (31.3)    (53.9)    (18.1)    (20.0)
Unrecognized prior service cost.................     4.5       4.9       5.7       6.1
Unrecognized net transition asset...............   (10.1)    (11.7)       --        --
                                                  ------    ------    ------    ------
NET AMOUNT RECOGNIZED...........................  $ 45.2    $ 31.9    $(37.4)   $(38.4)
                                                  ======    ======    ======    ======

The following table presents the amounts recognized in the consolidated statements of financial condition as of December 31, 2000 and 1999 (in millions):

                                                  PENSION BENEFITS     OTHER BENEFITS
                                                  ----------------    ----------------
                                                   2000      1999      2000      1999
                                                  ------    ------    ------    ------
Prepaid benefit cost............................  $ 55.7    $ 42.6    $   --    $   --
Accrued benefit liability.......................   (10.5)    (10.7)    (37.4)    (38.4)
Additional minimum liability....................     (.6)      (.8)       --        --
Intangible asset................................      .6        .8        --        --
                                                  ------    ------    ------    ------
NET AMOUNT RECOGNIZED...........................  $ 45.2    $ 31.9    $(37.4)   $(38.4)
                                                  ======    ======    ======    ======

The components of net periodic benefit (income) cost for the years ended December 31, 2000, 1999 and 1998 are as follows (in millions):

                                                 PENSION BENEFITS          OTHER BENEFITS
                                             ------------------------   --------------------
                                              2000     1999     1998    2000    1999    1998
                                             ------   ------   ------   -----   -----   ----
Service cost...............................  $  3.4   $  4.3   $  4.5   $  .3   $  .3   $ .5
Interest cost..............................     7.3      7.6      7.8     1.9     1.9    1.9
Expected return on assets..................   (16.8)   (16.1)   (14.6)     --      --     --
Amortization of:
  Transition asset.........................    (1.6)    (1.9)    (1.9)     --      --     --
  Prior service cost.......................      .4       .3       .3      .4      .4     .4
  Actuarial gain...........................    (3.7)    (3.3)     (.9)   (1.1)   (1.1)   (.9)
Settlement credit..........................      --     (5.8)      --      --      --     --
                                             ------   ------   ------   -----   -----   ----
NET PERIODIC BENEFIT (INCOME) COST.........  $(11.0)  $(14.9)  $ (4.8)  $ 1.5   $ 1.5   $1.9
                                             ======   ======   ======   =====   =====   ====

During 1999, in certain of the Company's defined benefit plans, lump-sum cash payments elected by employees exceeded the sum of the periodic service cost and interest cost of the related plans. The lump-sum amounts are reflected as "settlements" in the change in benefit obligation table above. Because of this circumstance, the Company amortized additional amounts of the unrecognized actuarial gains and the unamortized transition asset, in accordance with SFAS 88, "Employers' Accounting for Settlements and Curtailments of Defined Benefit Pension Plans and for Termination Benefits." Pretax income of $5.8 million resulted from additional amortization and is reflected as a "settlement credit" in the pension benefits table above.

The projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $13.4 million, $9.7 million, and $0, respectively, at December 31, 2000, and were $14.3 million, $10.4 million, and $0, respectively, at December 31, 1999.

Assumed health care cost trend rates have a significant effect on the amounts reported for the medical plan. A 1% change in assumed health care cost trend rates would have the following effects (in millions):

                                                              1% INCREASE    1% DECREASE
                                                              -----------    -----------
Effect on total of service and interest cost components of
  net periodic postretirement benefit cost..................     $ .1           $ (.1)
Effect on the health care component of the accumulated
  postretirement benefit obligation.........................     $1.1           $(1.0)

The following weighted-average assumptions were used in the measurement of the Company's benefit obligations as of December 31, 2000 and 1999:

                                                       PENSION BENEFITS      OTHER BENEFITS
                                                       -----------------     ---------------
                                                        2000       1999      2000      1999
                                                       ------     ------     -----     -----
Discount rate........................................   7.50%      7.75%     7.50%     7.75%
Expected return on plan assets.......................   9.00%      9.00%      N/A       N/A
Rate of compensation increase........................   4.50%      4.75%     4.50%     4.75%

Effective July 1, 1999, the Company increased its discount rate to 7.50% from 6.75% at January 1, 1999. Effective December 31, 1999, the Company increased its discount rate to 7.75%. Effective December 31, 2000, the Company decreased its discount rate to 7.50%.

A 5.5% annual rate of increase in the cost of covered health care benefits was assumed for 2000, decreasing to 5.1% for all future years.

In January 1991, the Company established a retiree health account under the provisions of Section 401(h) of the Internal Revenue Code. In 1999 and 1998, the Company transferred $1.4 million and $1.7 million of excess assets from the defined benefit pension plan to pay for 1999 and 1998 qualified retiree health benefits, respectively.

The Company also provides funded noncontributory defined contribution plans that cover substantially all of its agents and a contributory defined contribution plan qualified under section 401(k) of the Internal Revenue Code. The pension cost of the defined contribution plans was $4.6 million, $3.5 million, and $3.4 million for the years ended December 31, 2000, 1999 and 1998, respectively.

8.  FEDERAL INCOME TAXES

The Company files a consolidated Federal income tax return with its life insurance and non-insurance subsidiaries. The life companies' tax provisions include an equity tax.

The provision for Federal income taxes from operations differs from the normal relationship of Federal income tax to pretax income as follows (in millions):

                                                             YEAR ENDED DECEMBER 31,
                                                             ------------------------
                                                             2000      1999     1998
                                                             -----    ------    -----
Federal income tax at statutory rate.......................  $54.2    $ 49.6    $44.2
  Current year equity tax..................................    6.0       9.0      6.3
  True down of prior years' equity tax.....................   (6.1)    (10.0)    (7.0)
  Tax settlement...........................................     --        --     (4.7)
  Dividend received deduction..............................   (3.7)       --       --
  Other....................................................    (.9)     (1.0)      .1
                                                             -----    ------    -----
Provision for Federal income tax from operations...........  $49.5    $ 47.6    $38.9
                                                             =====    ======    =====

In 1998, the Company settled certain open tax years with the IRS, which resulted in the reduction of income tax expense by $4.7 million.

Deferred income tax assets and liabilities reflect the income tax effects of cumulative temporary differences between the reported values of assets and liabilities for financial statement purposes and income tax return purposes. Components of the Company's net deferred income tax liability are as follows at December 31, 2000 and 1999 (in millions):

                                                               2000      1999
                                                              ------    ------
DEFERRED TAX LIABILITY
Deferred policy acquisition costs...........................  $237.5    $223.7
Prepaid pension asset.......................................    19.8      15.3
                                                              ------    ------
  Total deferred tax liability..............................   257.3     239.0
                                                              ------    ------
DEFERRED TAX ASSET
Reserves....................................................   145.3     145.1
Net unrealized loss on available for sale securities........    25.3      23.8
Employee benefit accruals...................................    17.5      19.0
Invested assets.............................................     4.5       7.4
Policyholder dividends......................................     8.7       8.7
Other.......................................................    10.5       8.3
                                                              ------    ------
  Total deferred tax asset..................................   211.8     212.3
                                                              ------    ------
Net deferred tax liability..................................  $ 45.5    $ 26.7
                                                              ======    ======

The Company's Federal income tax returns have been audited through 1995. All years through 1985 are closed. Years 1986 through 1995 have been audited and are closed with the exception of several issues for which claims for refund have been filed. Years 1996 and subsequent remain open. In the opinion of management, adequate provision has been made for the possible effect of potential assessments related to prior years' taxes.

9.  REINSURANCE

In the normal course of business, the Company assumes risks from and cedes certain parts of its risks to other insurance companies. The primary purpose of ceded reinsurance is to limit losses from large exposures. For life insurance, the Company retains no more than $1.5 million on any single life.

Reinsurance contracts do not relieve the Company of its obligations to policyholders. To the extent that reinsuring companies are later unable to meet obligations under reinsurance agreements, the Company would be liable for these obligations. The Company evaluates the financial condition of its reinsurers and limits its exposure to any one reinsurer.

On January 1, 1998, the Company terminated its reinsurance agreement with Metropolitan Life Insurance Company (Metropolitan). Prior to 1998, the Company had ceded 65 percent of the premiums and reserves related to its single premium deferred annuity (SPDA) product to Metropolitan. The Company recaptured $352.7 million in reserves and received cash totaling $343.7 million.

The tables below highlight the amounts shown in the accompanying consolidated financial statements which are net of reinsurance activity (in millions):

                                                             CEDED TO      ASSUMED
                                                  GROSS        OTHER      FROM OTHER       NET
                                                 AMOUNT      COMPANIES    COMPANIES      AMOUNT
                                                ---------    ---------    ----------    ---------
DECEMBER 31, 2000:
Life insurance in force.......................  $46,773.3    $12,377.4      $106.6      $34,502.5
                                                =========    =========      ======      =========
Premiums......................................  $   203.3    $    13.9      $   .5      $   189.9
                                                =========    =========      ======      =========
Future policyholder benefits..................  $ 3,858.5    $   161.1      $  2.1      $ 3,699.5
                                                =========    =========      ======      =========
DECEMBER 31, 1999:
Life insurance in force.......................  $42,853.8    $ 9,866.6      $137.5      $33,124.7
                                                =========    =========      ======      =========
Premiums......................................  $   209.5    $    12.7      $   .7      $   197.5
                                                =========    =========      ======      =========
Future policyholder benefits..................  $ 4,028.8    $   155.9      $  2.7      $ 3,875.6
                                                =========    =========      ======      =========
DECEMBER 31, 1998:
Life insurance in force.......................  $40,139.8    $ 8,550.4      $167.4      $31,756.8
                                                =========    =========      ======      =========
Premiums......................................  $   217.1    $    14.2      $  3.5      $   206.4
                                                =========    =========      ======      =========
Future policyholder benefits..................  $ 4,243.1    $   152.8      $  3.1      $ 4,093.4
                                                =========    =========      ======      =========

10.  COMMITMENTS AND CONTINGENCIES

LEASES

The Company leases office space, data processing equipment and certain other furniture and equipment under operating leases expiring on various dates between 2001 and 2009. Most of the leases contain renewal and purchase options based on prevailing fair market values.

Future minimum rental payments required and related sublease rentals receivable under non-cancelable operating leases in effect at December 31, 2000, and which have initial or remaining terms of one year or more, are summarized as follows (in millions):

                                                                           SUBLEASE
                                                               RENTAL      RENTALS
YEAR ENDING DECEMBER 31:                                      PAYMENTS    RECEIVABLE
------------------------                                      --------    ----------
2001........................................................   $12.5         $.4
2002........................................................    10.7          .1
2003........................................................     8.7          .1
2004........................................................     6.4          --
2005........................................................     4.7          --
Thereafter..................................................    14.6          --
                                                               -----         ---
  Total.....................................................   $57.6         $.6
                                                               =====         ===

Total related rent expense was $12.8 million, $11.2 million and $13.6 million in 2000, 1999 and 1998, respectively, which was net of sublease income of $.9 million, $.5 million and $2.6 million in 2000, 1999 and 1998, respectively.

During 1998, the Company recorded a charge to income in the amount of $3.0 million for the termination of a lease obligation for furniture and equipment.

FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK

The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its borrowers and to reduce its own exposure to fluctuations in interest rates. These financial instruments include investment commitments related to its interests in real estate and mortgage loans, financial guarantees of indebtedness, marketable securities lending and interest rate futures contracts. Those instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the consolidated statements of financial condition.

At December 31, 2000, the Company had outstanding mortgage loan, real estate and limited partnership commitments of approximately $40.4 million. The mortgage loan commitments, which expire through April 2001, totaled $11.7 million and were issued during 2000 at interest rates consistent with rates applicable on December 31, 2000. As a result, the fair value of these commitments approximates the face amount.

Derivatives are used for hedging existing bonds (including cash reserves) against adverse price or interest rate movements and for fixing liability costs at the time of product sales. The Company had no hedge activity in 2000 and 1999. The Company closed out hedge positions consisting of 939 treasury futures contracts with a dollar value of $108.8 million in 1998. The approximate net gains generated from the hedge positions were $.1 million for the year ended December 31, 1998. There were no open hedge positions at December 31, 2000 or 1999.

The Company uses interest rate swaps to synthetically convert a floating rate bond into a fixed rate bond and thereby match fixed rate liabilities. The Company had no swaps outstanding as of December 31, 2000 or 1999.

Periodically, the Company enters securities lending agreements to earn additional investment income on its securities. The borrower must provide cash collateral prior to or at the inception of the loan. For bonds, cash collateral totaling 105% of market value plus accrued interest is required. For equities, cash collateral totaling 105% of market value is required. There were no securities lending positions at December 31, 2000 and 1999.

INVESTMENT PORTFOLIO CREDIT RISK

  Bonds

The Company's bond investment portfolio is predominately comprised of investment grade securities. At December 31, 2000 and 1999, approximately $276.0 million and $266.6 million, respectively, in debt security investments (9.2% and 8.3%, respectively, of the total debt security portfolio) were considered "below investment grade." During 1999, the Company increased its allocation of assets to "below investment grade" securities. Securities are classified as "below investment grade" primarily by utilizing rating criteria established by independent bond rating agencies.

Debt security investments with a carrying value at December 31, 2000 of $15.1 million were non-income producing for the year ended December 31, 2000.

The Company had debt security investments in the financial services industry at both December 31, 2000 and 1999 that exceeded 5% of total assets.

  Mortgage Loans

The Company originates mortgage loans either directly or through mortgage correspondents and brokers throughout the country. Loans are primarily related to underlying real property investments in office and apartment buildings and retail/commercial and industrial facilities. Mortgage loans are collateralized by the related properties and such collateral generally approximates a minimum 133% of the original loan value at the time the loan is made.

There was one mortgage loan totaling $.9 million and one mortgage loan totaling $.1 million in which payments on principal and/or interest were over 90 days past due as of December 31, 2000 and 1999, respectively.

The Company had no loans outstanding in any state where principal balances in the aggregate exceeded 20% of the Company's equity.

LINES OF CREDIT

The Company has approximately $50 million of available and unused lines of credit at December 31, 2000.

LITIGATION AND UNASSERTED CLAIMS

On January 22, 2001, the Court of Common Pleas, Philadelphia, Pennsylvania, held a hearing on the fairness, reasonableness and adequacy of the proposed settlement relating to the sales practices class action. The settlement was approved by the Court by order dated January 29, 2001. The Company believes that it had previously recorded an adequate provision for the cost of the settlement.

Insurance companies are subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, these assessments will not have a material adverse effect on the consolidated financial statements.

Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other Federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, it is the opinion of the Company's management that their outcomes will not have a material adverse effect on the Company's financial position or its results of operations.

11.  COMPREHENSIVE INCOME

The components of other comprehensive income are as follows (in millions):

                                                      BEFORE        TAX
                                                        TAX      (EXPENSE)    NET OF TAX
                                                      AMOUNT      BENEFIT       AMOUNT
                                                      -------    ---------    ----------
YEAR ENDED DECEMBER 31, 2000:
Unrealized appreciation (depreciation) on
  securities........................................  $  (7.1)     $ 2.5        $ (4.6)
Less: reclassification adjustment for losses
  realized in net income............................      2.9       (1.0)          1.9
                                                      -------      -----        ------
Net change in unrealized appreciation (depreciation)
  on securities.....................................  $  (4.2)     $ 1.5        $ (2.7)
                                                      =======      =====        ======
YEAR ENDED DECEMBER 31, 1999:
Unrealized appreciation (depreciation) on
  securities........................................  $(122.3)     $42.8        $(79.5)
Less: reclassification adjustment for losses
  realized in net income............................      2.0        (.7)          1.3
                                                      -------      -----        ------
Net change in unrealized appreciation (depreciation)
  on securities.....................................  $(120.3)     $42.1        $(78.2)
                                                      =======      =====        ======
YEAR ENDED DECEMBER 31, 1998:
Unrealized appreciation (depreciation) on
  securities........................................  $  11.9      $(4.2)       $  7.7
Less: reclassification adjustment for gains realized
  in net income.....................................     (6.8)       2.4          (4.4)
                                                      -------      -----        ------
Net change in unrealized appreciation (depreciation)
  on securities.....................................  $   5.1      $(1.8)       $  3.3
                                                      =======      =====        ======

                                    PART II
                               OTHER INFORMATION

                          UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                              RULE 484 UNDERTAKING

     Article VIII of PMLIC's By-Laws provides, in part:

          To the fullest extent permitted by law, the Company shall indemnify any present, former or future Director, officer, or employee of the Company or any person who may serve or has served at its request as officer or Director of another corporation of which the Company is a creditor or stockholder, against the reasonable expenses, including attorney's fees, necessarily incurred in connection with the defense of any action, suit or other proceeding to which any of them is made a party because of service as Director, officer or employee of the Company or such other corporation, or in connection with any appeal therein, and against any amounts paid by such Director, officer or employee in settlement of, or in satisfaction of a judgement or fine in, any such action or proceeding, except expenses incurred in defense of or amounts paid in connection with any action, suit or other proceeding in which such Director, officer or employee shall be adjudged to be liable for negligence or misconduct in the performance of his duty.

Insofar as indemnification or liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the registrant pursuant to the foregoing provision, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that any claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                         REASONABLENESS REPRESENTATION

Provident Mutual Life Insurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Provident Mutual Life Insurance Company.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

        The facing sheet.


       The Prospectus consisting of 153 pages. (Incorporated by reference.)


        The undertaking to file reports.

        Rule 484 undertaking.

        Reasonableness Representation.

The following exhibits:


1.A.1.a.      Resolution adopted by the Board of Directors of Provident
              Mutual Life Insurance Company authorizing establishment of the Provident Mutual Variable Growth Separate Account,
              Provident Mutual Variable Money Market Separate Account,
              Provident Mutual Variable Bond Separate Account, Provident
              Mutual Variable Managed Separate Account, and Provident
              Mutual Variable Zero Coupon Bond Separate Account(1)
1.A.1.b.      Resolution of the Board of Directors of Provident Mutual
              Life Insurance Company establishing the Provident Mutual
              Variable Aggressive Growth Separate Account(1)
1.A.1.c.      Resolution of the Board of Directors of Provident Mutual
              Life Insurance Company establishing the Provident Mutual
              Variable International Separate Account(1)
1.A.1.d.      Resolution of the Board of Directors of Provident Mutual
              Life Insurance Company establishing the Provident Mutual
              Variable Separate Account(1)
1.A.1.e.      Resolution of the Board of Directors of Provident Mutual
              Life Insurance Company Approving Creation of additional
              Subaccounts of Provident Mutual Variable Separate Account(1)
1.A.1.f.      Resolution of the Board of Directors of Provident Mutual
              Life Insurance Company Approving Creation of additional
              Subaccounts of Provident Mutual Variable Separate Account(1)
1.A.1.g.      Resolution of the Board of Directors of Provident Mutual
              Life Insurance Company Approving Creation of Additional
              Subaccounts of Provident Mutual Variable Life Separate
              Account(8)
1.A.1.h.      Resolution of the Board of Directors of Provident Mutual
              Life Insurance Company Approving Reorganization of the
              Provident Mutual Variable Growth Separate Account, Provident
              Mutual Variable Money Market Separate Account, Provident
              Mutual Variable Bond Separate Account, Provident Mutual
              Variable Zero Coupon Bond Separate Account, Provident Mutual
              Variable Aggressive Growth Separate Account, Provident
              Mutual Variable International Separate Account, Provident
              Mutual Variable Separate Account(8)
1.A.1.i.      Resolution of the Board of Directors of Provident Mutual
              Life Insurance Company authorizing the filing of
              Registration Statements and Post-Effective Amendments(10)
1.A.2.        None
1.A.3.a.i.    Form of Underwriting Agreement among Provident Mutual Life
              Insurance Company, PML Securities, Inc. and Provident Mutual
              Variable Separate Account(1)
1.A.3.b.i.    Personal Producing General Agent's Agreement and
              Supplement(2)
1.A.3.b.ii.   Personal Producing Agent's Agreement and Supplement(2)
1.A.3.b.iii.  Producing General Agent's Agreement and Supplement(2)
1.A.3.c.iv.   Form of Selling Agreement between PML Securities, Inc. and
              Broker/Dealers(4)
1.A.4.        Inapplicable
1.A.5.        Individual Flexible Premium Adjustable Variable Life
              Insurance Policy (Form VL101)(3)
1.A.5.a.      Children's Term Rider (Form C306)(3)
1.A.5.b.      Convertible Term Life Rider (Form C308)(2)
1.A.5.c.      Extension of Final Policy Date Rider (Form C822)(2)
1.A.5.d.      Qualify as Section 403(b) Rider (C827)(2)


1.A.5.e.      Change of Insured Rider (Form C901)(2)
1.A.5.f.      Disability Waiver Benefit Rider (Form R1901)(3)
1.A.5.g.      Disability Waiver of Premium Benefit Rider (Form C903)(3)
1.A.5.h.      Accelerated Death Benefit Rider (C/D904)(1)
1.A.5.i.      Guaranteed Minimum Death Benefit Rider (Form C320)(5)
1.A.5.j.      Additional Insurance Benefit Rider (R2308)(6)
1.A.5.k.      Long Term Care Acceleration Benefit Rider (Form R1100)(9)
1.A.5.l.      Long Term Care Extended Insurance Benefit Rider (Form
              R1102)(9)
1.A.5.m.      Long Term Care Waiver Benefit Rider (Form R1101)(9)
1.A.5.n.      Supplemental Application for Long Term Care Benefits (A62
              4.01)(9)
1.A.5.o.      Accelerated Death Benefit Rider (Form R1904)(9)
1.A.6.a.      Charter of Provident Mutual Life Insurance Company(1)
1.A.6.b.      By-Laws of Provident Mutual Life Insurance Company(1)
1.A.7.        Inapplicable
1.A.8.        Inapplicable
1.A.9.        Inapplicable
1.A.10.       Form of Application(7)
1.A.10.a.     Supplemental Application for Flexible Premium(2)
1.A.10.b.     Initial Allocation Selection (1)
2.            See Exhibits 1.A.
3.A.          Opinion and Consent of James Bernstein, Esquire
3.B.          Consent of James Bernstein, Esquire
4.            Inapplicable
5.            Inapplicable
6.A.          Opinion and Consent of Scott V. Carney, FSA, MAAA
6.B.          Consent of Scott V. Carney, FSA, MAAA
7.A.          Consent of Sutherland Asbill & Brennan LLP
7.B.          Consent of PricewaterhouseCoopers LLP
8.            Description of Provident Mutual Life Insurance Company's
              Issuance, Transfer and Redemption Procedures for Policies(8)
9.            Powers of Attorney(9)
10.A.         Participation Agreement among Market Street Fund, Inc.,
              Provident Mutual Life Insurance Company and PML Securities,
              Inc.(1)
10.B.         Participation Agreement among Variable Insurance Products
              Fund, Fidelity Corporation and Provident Mutual Life
              Insurance Company(1)
10.C.         Participation Agreement among Variable Insurance Products
              Fund II, Fidelity Corporation and Provident Mutual Life
              Insurance Company(1)
10.D.         Participation Agreement among Neuberger & Berman Advisers
              Managers Trust and Provident Mutual Life Insurance
              Company(1)

10.E.        Participation Agreement between Van Eck Investment Trust and Provident Mutual Life Insurance
             Company(3)
10.F.        Participation Agreement among The Alger American Fund, Provident Mutual Life Insurance Company and
             Fred Alger and Company Incorporated(1)
10.G.        Form of Participation Agreement between Strong Opportunity Fund II, Inc., Strong Variable Insurance
             Funds, Inc. and Provident Mutual Life Insurance Company(8)
10.H.        Participation Agreement among Market Street Fund, Provident Mutual Life Insurance Company and 1717
             Capital Management Company(10)
27.          Inapplicable


---------------
 (1) Incorporated herein by reference to corresponding exhibits to post-effective amendment number 18 to the Form S-6 registration statement (File No. 33-2625) for Provident Mutual Life Insurance Company filed on May 1, 1998.

 (2) Incorporated herein by reference to corresponding exhibits to post-effective amendment number 11 to the Form S-6 registration statement (File No. 33-42133) for Provident Mutual Life Insurance Company filed on May 1, 1998.

 (3) Incorporated herein by reference to corresponding exhibits to post-effective amendment number 5 to the Form N-4 registration statement (File No. 33-65512) for Providentmutual Life and Annuity Company of America filed on May 1, 1998.

 (4) Incorporated herein by reference to corresponding exhibits to the initial filing of the Form S-6 registration statement (File No. 333-82613) for Provident Mutual Life Insurance Company, filed on July 9, 1999.

 (5) Incorporated herein by reference to corresponding exhibits to post-effective amendment number 18 to the Form S-6 registration statement (File No. 333-55470) for Provident Mutual Life Insurance Company, filed on May 1, 1998.

 (6) Incorporated herein by reference to corresponding exhibits to pre-effective amendment number 1 to the Form S-6 registration statement (File No. 333-67775) for Providentmutual Life and Annuity Company of America, filed on March 4, 1999.

 (7) Incorporated herein by reference to corresponding exhibits to post-effective amendment number 2 to the Form S-6 registration statement (File No. 333-67775) for Providentmutual Life and Annuity Company of America, filed on April 24, 2000.

 (8) Incorporated herein by reference to corresponding exhibits to post-effective amendment number 1 to the Form S-6 registration statement (File No. 333-71763) for Provident Mutual Life Insurance Company, filed on April 25, 2000.


 (9)Incorporated herein by reference to corresponding exhibits to post-effective amendment number 2 to the Form S-6 registration statement (File No. 333-71763) for Provident Mutual Life Insurance Company, filed on February 8, 2001.



(10)Incorporated herein by reference to corresponding exhibits to the initial filing of the Form N-4 registration statement (File No. 333-58308) for Provident Mutual Life Insurance Company, filed on April 5, 2001.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, Provident Mutual Variable Life Separate Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment and has duly caused this Post-Effective Amendment No. 3 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Berwyn and Commonwealth of Pennsylvania, on the 9th day of April, 2001.



                                 PROVIDENT MUTUAL VARIABLE LIFE SEPARATE ACCOUNT


                                                                           (REGISTRANT)

                                                            By: PROVIDENT MUTUAL LIFE INSURANCE COMPANY
                                                                            (DEPOSITOR)

             Attest: /s/ JAMES BERNSTEIN                              By: /s/ ROBERT W. KLOSS
   -----------------------------------------------       -------------------------------------------------
                   JAMES BERNSTEIN                                        ROBERT W. KLOSS
                                                                Chairman of the Board of Directors,
                                                              President, and Chief Executive Officer

                                                              PROVIDENT MUTUAL LIFE INSURANCE COMPANY
                                                                            (DEPOSITOR)

             Attest: /s/ JAMES BERNSTEIN                              By: /s/ ROBERT W. KLOSS
   ----------------------------------------------        -------------------------------------------------
                   JAMES BERNSTEIN                                        ROBERT W. KLOSS
                                                                Chairman of the Board of Directors,
                                                              President, and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 3 to the Registration Statement has been signed below by the following persons in the capacities indicated on April 9, 2001.


                   SIGNATURES                                     TITLE
                   ----------                                     -----
                 /s/  ROBERT W. KLOSS               Chairman of the Board of
------------------------------------------------      Directors, President, and
                ROBERT W. KLOSS                       Chief Executive Officer
                                                      (Principal Executive Officer)

                /s/  MARY LYNN FINELLI              Executive Vice President and
------------------------------------------------      Chief Financial Officer
               MARY LYNN FINELLI                      (Principal Financial Officer)

                /s/  LINDA M. SPRINGER              Senior Vice President and
------------------------------------------------      Controller
               LINDA M. SPRINGER                      (Principal Accounting Officer)

                       *                            Director
------------------------------------------------
              BERNARD E. ANDERSON

                       *                            Director
------------------------------------------------
                 EDWARD R. BOOK

                       *                            Director
------------------------------------------------
                DOROTHY M. BROWN

                       *                            Director
------------------------------------------------
                ROBERT J. CASALE

                       *                            Director
------------------------------------------------
             NICHOLAS DEBENEDICTIS

                       *                            Director
------------------------------------------------
               PHILIP C. HERR, II

                       *                            Director
------------------------------------------------
                J. RICHARD JONES

                       *                            Director
------------------------------------------------
                JOHN P. NEAFSEY

                       *                            Director
------------------------------------------------
                 CHARLES L. ORR

                       *                            Director
------------------------------------------------
               HAROLD A. SORGENTI

            *By: /s/ JAMES BERNSTEIN
   ------------------------------------------
                JAMES BERNSTEIN
                Attorney-In-Fact
         Pursuant to Power of Attorney

                                 EXHIBIT INDEX


3.A.  Opinion and Consent of James Bernstein, Esquire
3.B.  Consent of James Bernstein, Esquire
6.A.  Opinion and Consent of Scott V. Carney, FSA, MAAA
6.B.  Consent of Scott V. Carney, FSA, MAAA
7.A.  Consent of Sutherland Asbill & Brennan LLP
7.B.  Consent of PricewaterhouseCoopers LLP